UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	7/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners International Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 96.5%
COMMON STOCK
Australia – 4.3%
BHP Billiton Ltd.	182,600	$2,692,876
Macquarie Bank Ltd.	128,649	6,107,950
Toll Holdings Ltd.	200,188	2,042,646

		10,843,472

Austria – 1.0%
Erste Bank der Oesterreichischen	49,856	2,538,801

Brazil – 3.1%
Banco Itau Holding Financeira SA	13,130	2,472,372
Petroleo Brasileiro SA	115,500	5,279,723

		7,752,095

Canada – 4.6%
Canadian National Railway Co.	51,500	3,414,260
Manulife Financial Corp.	114,800	5,763,212
Research in Motion Ltd.*	16,900	1,195,378
Shoppers Drug Mart Corp.	36,200	1,212,532

		11,585,382

France – 11.3%
BNP Paribas SA	86,000	6,219,719
Essilor International SA	33,500	2,434,983
Hermes International Designs	17,230	3,568,084
JC Decaux SA*	94,100	2,195,111
Sanofi-Aventis	104,627	9,051,064
Technip-Coflexip SA	37,300	1,995,291
Vinci SA	40,100	3,247,751

		28,712,003

Germany – 10.4%
Celesio AG	55,200	4,435,248
Continental AG	61,010	4,734,159
E.ON AG	75,500	6,993,623
Qiagen NV*	98,000	1,326,026
SAP AG	52,100	8,957,906

		26,446,962

Greece – 2.6%
Coca-Cola Hellenic Bottling Co. SA	70,100	1,982,022
EFG Eurobank Ergasias SA	68,540	2,198,851
National Bank of Greece SA	64,100	2,347,074

		6,527,947

Hong Kong – 2.4%
Esprit Holdings Ltd.	395,000	2,935,811
Techtronic Industries Co. Ltd.	1,313,400	3,256,540

		6,192,351

Hungary – 0.6%
OTP Bank Rt	41,700	1,568,750

India – 2.4%
Bharti Tele-Ventures Ltd.*	499,400	3,250,987
HDFC Bank Ltd.	105,200	1,653,723
Infosys Technologies Ltd.	24,832	1,296,371

		6,201,081

Ireland – 2.0%
Anglo Irish Bank Corp.	193,184	2,601,144
Ryanair Holdings PLC, ADR*	55,600	2,602,636

		5,203,780

Japan – 15.2%
Askul Corp.	14,400	793,248
Canon, Inc.	83,500	4,106,696
Chiyoda Corp.	125,000	1,723,048
Denso Corp.	184,300	4,445,304

Hoya Corp.	30,300	3,727,964
Keyence Corp.	12,000	2,873,651
Nidec Corp.	20,600	2,226,668
Nitto Denko Corp.	31,500	1,723,752
Orix Corp.	37,700	5,567,277
Sharp Corp.	486,400	7,339,649
Shinsei Bank Ltd.	425,000	2,280,539
Yamada Denki Co. Ltd.	31,500	1,774,681

		38,582,477

Mexico – 2.5%
America Movil SA de CV	2,818,500	3,120,140
Wal-Mart de Mexico SA de CV	701,300	3,137,848

		6,257,988

Norway – 1.5%
Statoil ASA	178,900	3,886,703

South Africa – 2.2%
Sasol Ltd.	102,400	3,057,007
Standard Bank Group Ltd.	226,267	2,433,478

		5,490,485

South Korea – 1.8%
Kookmin Bank	31,300	1,651,122
Samsung Electronics Co. Ltd.	5,620	3,079,877

		4,730,999

Spain – 1.9%
Grupo Ferrovial SA	21,600	1,563,471
Industria de Diseno Textil SA	123,141	3,290,608

		4,854,079

Sweden – 1.3%
Capio AB	36,900	631,886
Scania AB	70,100	2,545,234

		3,177,120

Switzerland – 9.6%
Nobel Biocare Holding AG	5,800	1,224,322
Roche Holding AG	81,200	11,040,502
SGS SA	2,550	1,915,642
Synthes, Inc.	36,700	3,981,731
UBS AG	77,138	6,339,618

		24,501,815

Taiwan – 4.1%
Hon Hai Precision Industry Co. Ltd.	1,064,600	5,963,437
MediaTek, Inc.	428,000	4,499,607

		10,463,044

United Kingdom – 11.7%
BG Group PLC	1,187,470	9,835,232
Capita Group PLC	413,500	2,630,842
Carnival PLC	77,070	4,151,705
Next PLC	143,360	3,965,915
Reckitt Benckiser PLC	110,610	3,324,307
Tesco PLC	1,001,770	5,730,990

		29,638,991

TOTAL COMMON STOCK (Cost $187,318,387)		245,156,325

TOTAL LONG-TERM INVESTMENTS (Cost $187,318,387)		245,156,325

Total Investments (o) — 96.5% (Cost $187,318,387 (p))		245,156,325
Other Assets in Excess of Liabilities — 3.5%		8,901,324

Net Assets — 100.0%		$254,057,649

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

*	Non-income producing security.

(o)	As of July 31, 2005, 24 securities representing $77,013,423 and 31.4% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(p)	The United States federal income tax basis of the Fund’s investments was $188,343,005; accordingly, net unrealized appreciation on investments for federal income tax purposes was $56,813,320 (gross unrealized appreciation - $58,655,678; gross unrealized depreciation - $1,842,358). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2005 was as follows:

Industry
Banks	11.6%
Pharmaceuticals	9.7
Oil & Gas	9.5
Electronic Components & Equipment	7.0
Computer Services & Software	6.9
Retail & Merchandising	6.7
Medical Supplies & Equipment	6.1
Financial Services	4.6
Automotive Parts	3.6
Machinery & Equipment	3.2
Utilities	2.7
Commercial Services	2.5
Telecommunications	2.5
Food	2.3
Insurance	2.3
Transportation	2.1
Construction	1.9
Entertainment & Leisure	1.6
Office Equipment	1.6
Clothing & Apparel	1.3
Consumer Products & Services	1.3
Diversified Materials	1.1
Airlines	1.0
Financial - Bank & Trust	1.0
Advertising	0.9
Beverages	0.8
Chemicals	0.7

96.5
Other assets in excess of liabilities	3.5

Total	100.0%

Strategic Partners Small-Cap Growth Opportunity Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 96.9%
COMMON STOCK
Advertising – 0.5%
aQuantive, Inc.*	6,100	$115,046
ValueClick, Inc.*	19,200	246,528

		361,574

Aerospace – 2.8%
AAR Corp.*	22,100	397,137
BE Aerospace, Inc.*	10,600	185,818
Innovative Solutions and Support, Inc.*	27,150	497,388
Teledyne Technologies, Inc.*	22,100	838,695

		1,919,038

Airlines – 0.9%
Continental Airlines, Inc. (Class “B” Stock)*	13,300	210,273
Pinnacle Airlines Corp.*	41,300	425,803

		636,076

Beverages – 0.1%
Peet’s Coffee & Tea, Inc.*	2,000	68,420

Broadcasting – 0.4%
Sinclair Broadcast Group, Inc.	29,000	261,000

Building Materials – 1.0%
Eagle Materials, Inc.	6,500	667,550

Business Services – 8.9%
Administaff, Inc.	15,400	394,240
Arbitron, Inc.	17,900	742,850
DiamondCluster International, Inc.*	30,800	292,600
Dionex Corp.*	11,100	512,376
Harland, (John H.) Co.	3,600	139,068
infoUSA, Inc.	22,700	267,179
Itron, Inc.*	11,800	571,710
Korn/Ferry International*	36,700	730,330
Labor Ready, Inc.*	31,800	753,978
NuCo2, Inc.*	11,100	289,710
Per-Se Technologies, Inc.*	30,500	703,635
TALX Corp.	5,500	202,950
Tejon Ranch Co.*	2,500	153,425
TeleTech Holdings, Inc.*	33,500	273,025

		6,027,076

Cable Television – 0.2%
TiVo, Inc.*	21,100	131,875

Chemicals – 1.2%
Grace, (W.R.) & Co.*	47,000	392,920
Symyx Technologies, Inc.*	14,300	429,715

		822,635

Clothing & Apparel – 2.9%
Cato Corp. (Class “A” Stock)	7,950	168,222
Guess, Inc.*	15,100	353,340
K-Swiss, Inc. (Class “A” Stock)	22,700	766,579
Wolverine World Wide, Inc.	31,800	699,600

		1,987,741

Computer Hardware – 2.3%
Maxtor Corp.*	86,500	510,350
Merge Technologies, Inc.*	23,300	456,214
Mobility Electronics, Inc.*	17,000	197,200
NETGEAR, Inc.*	18,800	389,348

		1,553,112

Computer Services & Software – 6.1%
Altiris, Inc.*	7,300	110,303
FileNET Corp.*	24,200	684,134
Ixia*	6,000	118,440
MTS Systems Corp.	6,200	245,830

Packeteer, Inc.*	27,100	328,181
Parametric Technology Corp.*	104,200	718,980
Quest Software, Inc.*	40,700	579,975
TIBCO Software, Inc.*	21,400	164,566
Verint Systems, Inc.*	12,400	483,352
Websense, Inc.*	4,300	214,312
Wind River Systems, Inc.*	29,300	500,737

		4,148,810

Construction – 1.3%
Cal Dive International, Inc.*(a)	15,400	911,988

Consumer Products & Services – 1.7%
1-800-Flowers.com, Inc.*	10,900	81,314
Chattem, Inc.*	6,900	314,364
Chemed Corp.	7,800	335,400
Mannatech, Inc.	22,900	411,055

		1,142,133

Containers & Packaging – 1.3%
Greif, Inc. (Class “A” Stock)	3,500	220,500
Silgan Holdings, Inc.	10,900	625,987

		846,487

Electronic Components & Equipment – 2.8%
ESCO Technologies, Inc.*	3,800	416,556
Franklin Electric Co., Inc.	13,600	591,736
MIPS Technologies, Inc.*	32,000	226,880
Veeco Instruments, Inc.*	900	18,198
WESCO International, Inc.*	18,200	619,892

		1,873,262

Entertainment & Leisure – 1.3%
Argosy Gaming Co.*(a)	4,500	210,555
Multimedia Games, Inc.*(a)	44,200	463,216
Playboy Enterprises, Inc. (Class “B” Stock)*	13,500	181,440

		855,211

Environmental Services – 0.1%
Waste Connections, Inc.*	1,700	61,200

Financial - Bank & Trust – 3.8%
Accredited Home Lenders Holding Co.*	12,600	598,626
Amegy Bancorporation, Inc.	7,600	173,128
Cascade Bancorp.	2,400	55,152
Cathay General Bancorp	5,400	191,916
CoBiz, Inc.	4,600	84,180
Glacier Bancorp, Inc.	21,000	599,760
Harbor Florida Bancshares, Inc.	4,400	168,872
Pacific Capital Bancorp	2,800	95,816
SVB Financial Group*	10,100	518,534
Texas Regional Bancshares, Inc. (Class “A” Stock)	3,500	103,810

		2,589,794

Financial Services – 2.8%
BKF Capital Group, Inc.	1,100	37,499
Center Financial Corp.	22,800	582,540
CompuCredit Corp.*(a)	15,700	594,559
Euronet Worldwide, Inc.*	21,000	617,715
Univest Corp.	1,950	60,684

		1,892,997

Food – 0.7%
Great Atlantic & Pacific Tea Co., Inc.*(a)	15,400	441,210

Healthcare Services – 3.9%
Apria Healthcare Group, Inc.*	22,700	765,671
Centene Corp.*(a)	21,700	635,810
LabOne, Inc.*	7,900	297,277
Molina Healthcare, Inc.*	4,600	110,124
United Surgical Partners International, Inc.*	22,400	806,624

		2,615,506

Industrial Products – 1.1%
Actuant Corp.	2,100	97,713
Blount International, Inc. (Class “A” Stock)*	32,100	564,318
Mueller Industries, Inc.	3,300	96,624

		758,655

Internet Services – 3.3%
CNET Networks, Inc.*	8,500	108,800
Digital Insight Corp.*	3,800	93,100
Digital River, Inc.*(a)	7,300	291,818
EarthLink, Inc.*	16,400	156,292
GSI Commerce, Inc.*	5,900	110,389
InfoSpace, Inc.*	6,500	156,910
iVILLAGE, Inc.*	7,800	42,900
Jupitermedia Corp.*	11,300	247,357
Openwave Systems, Inc.*	7,200	133,560
Priceline.com, Inc.*(a)	9,100	226,044
ProQuest Co.*	4,400	152,460
RSA Security, Inc.*	2,000	25,900
Stamps.com, Inc.*	4,600	82,432
TriZetto Group, Inc. (The)*	11,400	183,426
WebEx Communications, Inc.*	8,200	234,274

		2,245,662

Machinery & Equipment – 0.3%
JLG Industries, Inc.	7,100	222,514

Medical Supplies & Equipment – 7.9%
American Medical Systems Holdings, Inc.*	34,700	806,775
American Science & Engineering, Inc.*	7,700	296,373
Bioenvision, Inc.*	9,000	67,320
Computer Programs and Systems, Inc.	14,900	566,200
Haemonetics Corp.*	16,300	688,349
Hologic, Inc.*	9,200	419,428
Integra LifeSciences Holdings*	20,200	614,080
LCA-Vision, Inc.	6,900	316,020
Lifeline Systems, Inc.*	8,100	277,830
Serologicals Corp.*	25,300	581,900
SurModics, Inc.*	12,300	477,978
West Pharmaceutical Services, Inc.	7,800	214,578

		5,326,831

Metals & Mining – 1.2%
Matthews International Corp. (Class “A” Stock)	2,500	97,500
NS Group, Inc.*	16,300	691,935

		789,435

Oil & Gas – 5.8%
Cabot Oil & Gas Corp.	19,050	771,906
Frontier Oil Corp.	24,400	683,688
Giant Industries, Inc.*	5,900	231,398
KCS Energy, Inc.*	37,500	736,500
Penn Virginia Corp.	12,900	695,955
St. Mary Land & Exploration Co.	25,500	805,800

		3,925,247

Pharmaceuticals – 8.2%
Andrx Corp.*	24,400	452,620
Connetics Corp.*	33,400	624,914
Encysive Pharmaceuticals, Inc.*	27,000	343,170
Enzon Pharmaceuticals, Inc.*	1,700	13,396
Eyetech Pharmaceuticals, Inc.*(a)	45,800	520,746
First Horizon Pharmaceutical Corp.*(a)	17,000	361,760
ImmunoGen, Inc.*	38,100	266,700
Impax Laboratories, Inc.*(a)	26,500	421,350
K-V Pharmaceutical Co. (Class “A” Stock)*	26,900	427,979
Noven Pharmaceuticals, Inc.*	22,700	383,857
Par Pharmaceuticals Cos., Inc.*	5,600	131,152
Pharmion Corp.*	5,700	140,448
Priority Healthcare Corp. (Class “B” Stock)*	7,600	208,924
SuperGen, Inc.*	49,400	352,222
United Therapeutics Corp.*	12,900	688,215
Zymogenetics, Inc.*	12,300	218,079

		5,555,532

Printing & Publishing – 0.8%
Consolidated Graphics, Inc.*	12,400	528,240

Real Estate – 0.3%
Alexander’s, Inc.*	500	139,500
Equity Lifestyle Properties, Inc.	1,400	61,698

		201,198

Real Estate Investment Trust – 1.9%
Alexandria Real Estate Equities, Inc.	2,700	217,215
Capital Automotive	6,400	251,328
Glimcher Realty Trust	8,600	248,110
Kilroy Realty Corp.	4,000	208,400
Tager Factory Outlet Center, Inc.	7,800	224,640
Taubman Centers, Inc.	4,000	142,160

		1,291,853

Restaurants – 1.9%
CEC Entertainment, Inc.*	19,500	747,045
CKE Restaurants, Inc.	41,700	540,432

		1,287,477

Retail & Merchandising – 6.6%
Aeropostale, Inc.*	19,700	588,045
GameStop Corp. (Class “A” Stock)*	3,600	115,200
Genesco, Inc.*	16,200	603,774
Hibbett Sporting Goods, Inc.*	18,100	724,543
Hot Topic, Inc.*	29,800	507,792
Longs Drug Stores Corp.	1,900	82,441
Pantry, Inc. (The)*	14,300	609,466
Select Comfort Corp.*	29,800	635,038
Stein Mart, Inc.	26,600	603,554

		4,469,853

Semiconductors – 6.0%
ADE Corp.*	14,400	354,240
Brooks Automation, Inc.*	18,300	303,780
Cymer, Inc.*	9,100	315,770
Emulex Corp.*	29,400	558,306
IXYS Corp.*	6,600	77,286
Micrel, Inc.*(a)	39,500	477,555
OmniVision Technologies, Inc.*(a)	31,500	445,095
ON Semiconductor Corp.*	72,200	415,150
Photronics, Inc.*(a)	18,200	488,488
Varian Semiconductor Equipment Associates, Inc.*	15,200	631,104

		4,066,774

Telecommunications – 3.5%
Arris Group, Inc.*	7,700	85,008
Comtech Telecommunications Corp.*(a)	15,100	533,785
Golden Telecom, Inc.(a)	3,200	95,392
North Pittsburgh Systems, Inc.	12,600	264,096
Premiere Global Services, Inc.*	49,300	503,846
Symmetricom, Inc.*	52,100	544,966
UbiquiTel, Inc.*	39,600	361,944

		2,389,037

Transportation – 1.1%
Knight Transportation, Inc.(a)	31,000	733,152

TOTAL LONG-TERM INVESTMENTS (Cost $61,786,174)		65,606,155

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 10.3%
Commercial Paper – 2.2%
BMW US Capital
3.28%, 08/01/05 (b)	$68	68,295
Skandinaviska Enskilda Banken
3.378%, 08/17/05 (b)(c)	1,422	1,421,542

		1,489,837

Corporate Obligations – 1.6%
Morgan Stanley
3.382%, 08/01/05 (b)(c)	1,097	1,096,570

Time Deposit – 0.9%
ING Bank Belgium
3.33%, 08/01/05 (b)	347	347,126
Societe Generale NY
3.312%, 08/01/05 (b)	235	235,085

		582,211

U.S. Treasury Bills – 0.2%
U.S. Treasury Bills
3.27%, 10/20/05 (k)(n)	115	114,164

	Shares
Non-Registered Investment Company – 5.4%
BlackRock Institutional Money Market Trust (b) (j)	3,662,206	3,662,206

TOTAL SHORT-TERM INVESTMENTS (Cost $6,944,988)		6,944,988

Total Investments — 107.2% (Cost $68,731,162) (p)		72,551,143
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $ 6,830,824) (u) - (7.2%)		(4,893,615)

Net Assets — 100.0%		$67,657,528

The following abbreviations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. Securities on loan have an aggregate market value of such securities is $6,516,186; cash collateral of $6,830,824 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(k)	Securities or a portion thereof with an aggregate market value of $114,164 have been segregated with the custodian to cover margin requirements for the futures contracts open at July 31, 2005.

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $68,975,910; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,575,233 (gross unrealized appreciation - $5,351,881; gross unrealized depreciation - $1,776,648). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at July 31, 2005	Unrealized Appreciation
Long Position:
6	Russell 2000	Sep 05	$2,026,650	$2,046,450	$19,800

Strategic Partners Managed Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.2%
COMMON STOCK
Advertising – 0.5%
aQuantive, Inc.*	3,700	$69,782
ValueClick, Inc.*	11,000	141,240

		211,022

Aerospace – 1.7%
AAR Corp.*	15,500	278,535
BE Aerospace, Inc.*	8,700	152,511
Innovative Solutions and Support, Inc.*	12,450	228,084

		659,130

Airlines – 0.8%
Continental Airlines, Inc. (Class “B” Stock)*	16,600	262,446
Pinnacle Airlines Corp.*	3,900	40,209

		302,655

Building Materials – 0.6%
American Woodmark Corp.	700	24,647
Eagle Materials, Inc.	2,100	215,670

		240,317

Business Services – 7.8%
Administaff, Inc.	4,200	107,520
Arbitron, Inc.	10,300	427,450
DiamondCluster International, Inc.*	17,000	161,500
infoUSA, Inc.	17,900	210,683
Itron, Inc.*	7,200	348,840
Korn/Ferry International*	20,300	403,970
Labor Ready, Inc.*	18,600	441,006
NuCo2, Inc.*	7,500	195,750
Per-Se Technologies, Inc.*	8,000	184,560
TALX Corp.	7,200	265,680
TeleTech Holdings, Inc.*	20,000	163,000
Ventiv Health, Inc.*	7,000	154,000

		3,063,959

Cable Television – 0.3%
TiVo, Inc.*	17,000	106,250

Chemicals – 1.6%
Grace, (W.R.) & Co.*	28,200	235,752
Symyx Technologies, Inc.*	12,200	366,610

		602,362

Clothing & Apparel – 2.2%
Cato Corp. (Class “A” Stock)	9,750	206,310
Guess, Inc.*	6,400	149,760
K-Swiss, Inc. (Class “A” Stock)	7,900	266,783
Wolverine World Wide, Inc.	10,550	232,100

		854,953

Computer Hardware – 2.2%
Maxtor Corp.*	53,100	313,290
Merge Technologies, Inc.*	13,600	266,288
Mobility Electronics, Inc.*	23,700	274,920

		854,498

Computer Services & Software – 6.0%
Altiris, Inc.*	5,900	89,149
FileNET Corp.*	13,800	390,126
Internet Security Systems, Inc.*	3,800	86,526
Ixia*	6,700	132,258
Packeteer, Inc.*	12,500	151,375
Parametric Technology Corp.*	59,700	411,930
Progress Software Corp.*	1,500	46,635
Quest Software, Inc.*	25,000	356,250
RealNetworks, Inc.*	3,100	15,407

Verint Systems, Inc.*	8,600	335,228
Websense, Inc.*	3,600	179,424
Wind River Systems, Inc.*	8,200	140,138

		2,334,446

Construction – 1.3%
Cal Dive International, Inc.*(a)	8,700	515,214

Consumer Products & Services – 2.8%
Chattem, Inc.*	8,300	378,148
Chemed Corp.	10,600	455,800
Mannatech, Inc.	13,400	240,530

		1,074,478

Containers & Packaging – 1.1%
Silgan Holdings, Inc.	7,200	413,496

Electronic Components & Equipment – 3.3%
ESCO Technologies, Inc.*	4,500	493,290
Franklin Electric Co., Inc.	9,800	426,398
WESCO International, Inc.*	10,400	354,224

		1,273,912

Entertainment & Leisure – 1.2%
Multimedia Games, Inc.*(a)	25,300	265,144
Playboy Enterprises, Inc. (Class “B”)	13,600	182,784

		447,928

Environmental Services – 1.0%
Clean Harbors, Inc.*	2,100	51,156
Waste Connections, Inc.*	9,300	334,800

		385,956

Financial - Bank & Trust – 3.9%
Accredited Home Lenders Holding Co.*	8,200	389,582
Amegy Bancorp., Inc.	1,000	22,780
Bank Of The Ozarks, Inc.	3,900	130,533
Cathay General Bancorp	1,000	35,540
Corus Bankshares, Inc.	1,200	75,288
Frontier Financial Corp.	750	22,170
Harbor Florida Bancshares, Inc.	6,700	257,146
Macatawa Bank Corp.	500	19,785
MB Financial, Inc.	900	37,440
Pacific Capital Bancorp	5,900	201,898
SVB Financial Group*	5,100	261,834
Westamerica Bancorp	800	43,800

		1,497,796

Financial Services – 2.0%
Asta Funding, Inc.	2,900	77,575
Center Financial Corp.	13,100	334,705
CompuCredit Corp.*(a)	6,600	249,942
Euronet Worldwide, Inc.*	1,600	47,064
Univest Corp.	2,400	74,688

		783,974

Healthcare Services – 5.1%
Apria Healthcare Group, Inc.*	14,300	482,339
Centene Corp.*(a)	12,900	377,970
LabOne, Inc.*	5,800	218,254
Medarex, Inc.*	30,700	299,325
United Surgical Partners International, Inc.*	13,200	475,332
Wellcare Health Plans, Inc.*	2,900	111,128

		1,964,348

Industrial Products – 3.1%
Blount International, Inc. (Class “A” Stock)*	21,100	370,938
Brady Corp. (Class “A” Stock)	11,800	403,560
Mueller Industries, Inc.	14,200	415,776

		1,190,274

Internet Services – 3.4%
Avocent Corp.*(a)	2,600	90,636
CNET Networks, Inc.*	16,100	206,080
Digital River, Inc.*(a)	3,800	151,905
EarthLink, Inc.*	18,200	173,446
InfoSpace, Inc.*	3,100	74,834
j2 Global Communications, Inc.*	1,700	68,187
Openwave Systems, Inc.*	7,600	140,980

Priceline.com, Inc.*	2,100	52,164
ProQuest Co.*	2,300	79,695
RSA Security, Inc.*	8,500	110,075
Stamps.com, Inc.*	4,200	75,264
WebEx Communications, Inc.*	3,300	94,281

		1,317,547

Medical Supplies & Equipment – 9.0%
Align Technology, Inc.*	33,600	219,072
American Medical Systems Holdings, Inc.*	20,000	464,999
American Science & Engineering, Inc.*	6,300	242,487
ArthroCare Corp.*	500	18,285
Computer Programs and Systems, Inc.	7,500	285,000
Cypress Bioscience, Inc.*	17,600	241,120
Genitope Corp.*	14,000	111,300
Haemonetics Corp.*	9,600	405,408
Integra LifeSciences Holdings*	8,300	252,320
LCA-Vision, Inc.	3,200	146,560
Lifeline Systems, Inc.*	8,500	291,550
Owens & Minor, Inc.	4,200	124,488
Serologicals Corp.*	15,100	347,300
West Pharmaceutical Services, Inc.	13,900	382,389

		3,532,278

Metals & Mining – 0.1%
Matthews International Corp. (Class “A” Stock)	800	31,200

Oil & Gas – 5.8%
Cabot Oil & Gas Corp.	11,000	445,720
Frontier Oil Corp.	14,200	397,884
Giant Industries, Inc.*	800	31,376
KCS Energy, Inc.*	21,600	424,224
Penn Virginia Corp.	3,800	205,010
Remington Oil & Gas Corp.*	7,300	287,693
St. Mary Land & Exploration Co.	14,800	467,680

		2,259,587

Pharmaceuticals – 6.6%
Andrx Corp.*	14,500	268,975
Connetics Corp.*	18,700	349,877
Enzon Pharmaceuticals, Inc.*	29,532	232,712
Eyetech Pharmaceuticals, Inc.*(a)	26,000	295,620
First Horizon Pharmaceutical Corp.*(a)	9,900	210,672
Impax Laboratories, Inc.*(a)	15,300	243,270
K-V Pharmaceutical Co. (Class “A” Stock)*	10,000	159,100
Noven Pharmaceuticals, Inc.*	14,500	245,195
SuperGen, Inc.*	27,200	193,936
United Therapeutics Corp.*	1,500	80,025
Zymogenetics, Inc.*	16,400	290,772

		2,570,154

Printing & Publishing – 1.3%
Consolidated Graphics, Inc.*	9,000	383,400
Readers Digest Association, Inc.	6,300	102,312

		485,712

Real Estate Investment Trust – 2.5%
Alexander’s, Inc.*	100	27,900
Alexandria Real Estate Equities, Inc.	1,600	128,720
Capital Automotive	3,700	145,299
Glimcher Realty Trust	4,800	138,480
Kilroy Realty Corp.	2,300	119,830
RAIT Investment Trust	2,900	91,901
Tager Factory Outlet Center, Inc.	3,400	97,920
Taubman Centers, Inc.	2,400	85,296
Washington Real Estate Investment Trust	4,100	131,815

		967,161

Restaurants – 1.9%
CEC Entertainment, Inc.*	11,550	442,481
CKE Restaurants, Inc.	23,100	299,376

		741,857

Retail & Merchandising – 6.4%
Aeropostale, Inc.*	5,500	164,175
Genesco, Inc.*	9,600	357,792

Hibbett Sporting Goods, Inc.*	9,000	360,270
Hot Topic, Inc.*	15,800	269,232
Jos. A. Bank Clothiers, Inc.*	3,700	169,090
Longs Drug Stores Corp.	1,800	78,102
Pantry, Inc. (The)*	8,300	353,746
Select Comfort Corp.*	16,900	360,139
Stein Mart, Inc.	15,800	358,502

		2,471,048

Semiconductors – 6.5%
ADE Corp.*	8,200	201,720
Brooks Automation, Inc.*	8,500	141,100
Cypress Semiconductor Corp.*	24,200	347,512
Emulex Corp.*	16,900	320,931
IXYS Corp.*	15,900	186,189
Micrel, Inc.*(a)	23,300	281,697
OmniVision Technologies, Inc.*(a)	18,800	265,644
ON Semiconductor Corp.*	45,400	261,050
Photronics, Inc.*(a)	10,500	281,820
Silicon Image, Inc.*	24,000	283,680

		2,571,343

Telecommunications – 4.1%
Aspect Communications Corp.*	2,100	24,003
Comtech Telecommunications Corp.*(a)	8,800	311,080
InterDigital Communications Corp.*	17,800	319,510
North Pittsburgh Systems, Inc.	5,400	113,184
Premiere Global Services, Inc.*	29,400	300,468
Symmetricom, Inc.*	31,000	324,260
UbiquiTel, Inc.*	22,800	208,392

		1,600,897

Transportation – 1.1%
Knight Transportation, Inc.(a)	18,000	425,700

TOTAL LONG-TERM INVESTMENTS (Cost $34,909,610)		37,751,452

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 10.8%
Commercial Paper – 2.3%
BMW US Capital 3.28%, 08/01/05 (b)	$42	42,137
Skandinaviska Enskilda Banken 3.378%, 08/17/05 (b)(c)	834	834,193

		876,330

Corporate Obligations – 1.6%
Morgan Stanley	608	607,514

3.382%, 08/01/05 (b)(c)
U.S. Treasury Bills – 0.3%
U.S. Treasury Bills 3.27%, 10/20/05 (n)(k)	110	109,201

Time Deposit – 0.9%
ING Bank Belgium 3.33%, 08/01/05 (b)	205	204,763
Societe Generale NY 3.312%, 08/01/05 (b)	144	143,975

		348,738

	Shares
Non-Registered Investment Company – 5.7%
BlackRock Institutional Money Market Trust(b) (j)	2,245,618	2,245,618

TOTAL SHORT-TERM INVESTMENTS (Cost $4,187,401)		4,187,401

Total Investments — 108.0% (Cost $39,097,011 (p))		41,938,853

Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $4,078,200)(u)— (8.0%)	(3,115,434)

Net Assets — 100.0%	$38,823,419

The following abbreviations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $3,890,043; cash collateral of $4,078,200 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(k)	Securities or a portion thereof with an aggregate market value of $109,201 have been segregated with the custodian to cover margin requirements of futures contracts open at July 31, 2005.

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $39,210,467; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,728,386 (gross unrealized appreciation - $3,578,469; gross unrealized depreciation - $850,083). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts and forward foreign currency contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at July 31, 2005	Unrealized Appreciation
Long Position:
4	Russell 2000	Sep 05	$1,326,750	$1,364,300	$37,550

Strategic Partners Small Company Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCK
Advertising
Penton Media, Inc.*	215,500	$68,960

Aerospace – 3.5%
AAR Corp.*	15,500	278,535
Alliant Techsystems, Inc.*	6,060	442,380
Curtiss-Wright Corp.	55,000	3,377,000
Fairchild Corp. (Class “A” Stock)*	93,000	268,770
Herley Industries, Inc.*	45,000	879,300
Sequa Corp. (Class “A” Stock)*	19,500	1,432,080
Sequa Corp. (Class “B” Stock)*	3,500	256,375

		6,934,440

Automobile Manufacturers – 0.2%
Monaco Coach Corp.	4,000	70,000
Navistar International Corp.*	5,000	170,750
Thor Industries, Inc.	4,000	143,200

		383,950

Automotive Parts – 3.1%
BorgWarner, Inc.	39,000	2,268,630
Cooper Tire & Rubber Co.(a)	4,000	80,480
Dana Corp.(a)	24,500	384,895
Federal-Mogul Corp.*(a)	39,000	26,520
Midas, Inc.*	78,500	1,815,705
Pep Boys - Manny, Moe & Jack	39,000	530,010
Proliance International, Inc.*	35,015	220,244
Raytech Corp.*	98,900	123,625
Schieb, (Earl), Inc.*	49,000	175,175
Standard Motor Products, Inc.	19,500	273,000
TBC Corp.*	6,000	170,220

		6,068,504

Beverages – 0.7%
Boston Beer Co., Inc. (Class “A” Stock)*	49,000	1,062,320
Farmer Brothers Co.	8,000	187,600
Genesee Corp.*	14,500	28,638
PepsiAmericas, Inc.	5,600	144,368

		1,422,926

Broadcasting – 6.4%
Beasley Broadcast Group, Inc.*	12,000	171,420
Crown Media Holdings, Inc.*	181,500	1,655,280
Fisher Communications, Inc.*	26,500	1,199,920
Granite Broadcasting Corp.*	59,000	20,650
Gray Television, Inc.	98,600	1,267,010
Gray Television, Inc. (Class “A” Stock)	8,000	94,880
Lin TV Corp. (Class “A” Stock)*	44,000	625,680
Media General, Inc. (Class “A” Stock)	36,000	2,465,999
Nexstar Broadcasting Group, Inc. (Class “A” Stock)*	24,500	137,200
Paxson Communications Corp.*	19,500	11,700
Saga Communications, Inc. (Class “A” Stock)*	32,500	464,750
Salem Communications Corp. (Class “A” Stock)*	27,100	544,439
SBS Broadcasting SA (Luxembourg)*	6,000	286,740
Scripps, (E.W.) Co. (Class “A” Stock)	29,500	1,490,635
Sinclair Broadcast Group, Inc.	157,000	1,413,000
Spanish Broadcasting Systems, Inc. (Class “A” Stock)*	37,500	322,500
WPT Enterprises, Inc.*(a)	3,000	64,845
Young Broadcasting, Inc. (Class “A”)	78,500	306,935

		12,543,583

Building Materials – 1.4%
Apogee Enterprises, Inc.	14,990	236,992
Florida Rock Industries, Inc.	750	41,168
Gibraltar Industries, Inc.	23,500	563,295
Hughes Supply, Inc.	2,000	56,840
Modine Manufacturing Co.	24,880	897,421
Skyline Corp.	15,500	651,000
Texas Industries, Inc.	2,820	207,637

		2,654,353

Business Services – 1.5%
BearingPoint, Inc.*	30,000	246,300
Edgewater Technology, Inc.*	294,500	1,557,905
Epoch Holding Corp.*	127,500	586,500
Fair Isaac Corp.	4,790	180,248
GP Strategies Corp.*(a)	41,000	343,580
Harland, (John H.) Co.	3,270	126,320

		3,040,853

Cable Television – 3.0%
Adelphia Communications Corp. (Class “A” Stock)*(a)	29,500	4,130
Cablevision Systems New York Group (Class “A” Stock)*	173,500	5,373,295
Liberty Global, Inc. (Class “A” Stock)*	1,740	82,546
Mediacom Communications Corp.*	59,000	412,410

		5,872,381

Chemicals – 5.9%
Airgas, Inc.	7,000	206,500
Arch Chemicals, Inc.	39,000	1,004,250
Chemtura Corporation	1	9
Cytec Industries, Inc.	13,960	633,505
Ferro Corp.	78,500	1,766,250
Fuller, (H.B.) Co.	6,540	225,826
Hercules, Inc.*	83,500	1,169,000
Huntsman Corp.*	4,000	93,160
MacDermid, Inc.	71,500	2,366,650
NewMarket Corp.*	29,500	495,895
Nova Chemicals Corp. (Canada)(a)	12,500	437,500
Omnova Solutions, Inc.*	98,000	579,180
Schulman, (A.), Inc.	14,500	273,760
Sensient Technologies Corp.(a)	112,500	2,138,625
TETRA Technologies, Inc.*	4,000	159,480

		11,549,590

Clothing & Apparel – 0.3%
Burlington Coat Factory Warehouse Corp.	3,000	123,090
Hartmarx Corp.*	39,500	403,690

		526,780

Computer Services & Software – 0.9%
Baldwin Technology Co., Inc. (Class “A” Stock)*	108,000	351,000
BISYS Group, Inc. (The)*	13,480	212,040
Intergraph Corp.*(a)	8,624	327,971
StorageNetworks, Inc.*	50,000	0
Tyler Technologies, Inc.*	29,500	234,230
Xanser Corp.*	269,500	700,700

		1,825,941

Conglomerates – 0.9%
Alleghany Corp.*	3,300	1,010,262
Brink’s Co. (The)	5,350	193,456
Cendant Corp.	5,000	106,800
Griffon Corp.*	16,180	418,253
Park Ohio Holdings Corp.*	6,000	121,920

		1,850,691

Construction – 1.0%
Cavco Industries, Inc.*	26,500	807,985
Champion Enterprises, Inc.*	63,630	767,378
Fleetwood Enterprises, Inc.*	29,000	329,150
KB Home	1,000	81,910

		1,986,423

Consumer Products & Services – 3.7%
Adesa, Inc.	9,310	225,302
Alberto-Culver Co. (Class “B” Stock)	5,580	251,770
Aviall, Inc.*	10,000	338,500
Bowlin Travel Centers, Inc.*	6,000	14,100
Chemed Corp.	19,500	838,500
Chestnut Hill Ventures LLC*	129,000	129,000
Church and Dwight Co., Inc.(a)	37,080	1,392,354
CNS, Inc.	6,310	160,274
Elizabeth Arden, Inc.*	10,000	240,900
Energizer Holdings, Inc.*(a)	2,000	127,800
Fedders Corp.	132,500	333,900
Fortune Brands, Inc.	3,000	283,650
Jarden Corp.*(a)	8,117	311,368
Marine Products Corp.	21,200	298,920
National Patent Development Corp.*(a)	10,000	25,800
Oil-Dri Corp. of America	49,000	886,900
Revlon, Inc. (Class “A” Stock)*	108,807	406,938
Rollins, Inc.	17,500	365,575
Scotts Co. (The) (Class “A” Stock)	500	39,200
Water Pik Technologies, Inc.*	5,000	97,650
Weider Nutrition International, Inc.*	98,100	506,196

		7,274,597

Containers & Packaging – 1.2%
Crown Holdings, Inc.*	23,500	371,065
Greif, Inc. (Class “A” Stock)	22,500	1,417,500
Pactiv Corp.*	29,500	649,590

		2,438,155

Diversified Operations – 0.1%
Standex International Corp.	8,000	237,600

Electronic Components & Equipment – 7.9%
Agere Systems, Inc.*	59,000	660,210
AMETEK, Inc.	17,000	700,400
Baldor Electric Co.	6,000	150,240
Belden CDT, Inc.	12,000	266,400
CTS Corp.	155,200	1,915,168
Electro Rental Corp.*	20,000	284,200
ESCO Technologies, Inc.*	750	82,215
FLIR Systems, Inc.*(a)	2,000	65,780
Franklin Electric Co., Inc.	50,000	2,175,500
GrafTech International Ltd.*	24,500	127,155
Katy Industries, Inc.*	50,000	184,500
Lamson & Sessions Co.*	98,000	1,530,760
Landauer, Inc.	15,000	747,000
Lecroy Corp.*	4,000	58,440
Littelfuse, Inc.*	12,000	346,680
Magnetek, Inc.*	14,500	46,255
Methode Electronics, Inc. (Class “A” Stock)	15,500	195,920
Monolithic System Technology, Inc.*	24,500	122,745
Park Electrochemical Corp.	29,500	777,030
Parker-Hannifin Corp.	3,100	203,732
Pentair, Inc.	11,360	456,331
Rockwell Automation, Inc.	4,000	206,040
SL Industries, Inc.*	24,500	399,350
Thomas & Betts Corp.*	112,500	3,799,124
Trans-Lux Corp.	21,500	146,200

		15,647,375

Entertainment & Leisure – 5.1%
Brunswick Corp.	4,450	207,192
Churchill Downs, Inc.	24,500	1,135,330
Dover Downs Gaming & Entertainment, Inc.	62,200	865,824
Dover Motorsports, Inc.	110,000	660,000
Gaylord Entertainment Co. (Class “A” Stock)*(a)	26,780	1,283,833
International Speedway Corp. (Class “A” Stock)	4,000	232,560
Kerzner International Ltd. (Bahamas)*	14,500	866,375
Magna Entertainment Corp.*	147,000	1,012,830
Pinnacle Entertainment, Inc.*	73,500	1,587,600
Six Flags, Inc.*(a)	122,500	643,125

Topps Co., Inc. (The)	134,920	1,384,279
Vail Resorts, Inc.*	7,170	203,700

		10,082,648

Environmental Services – 1.2%
Catalytica Energy Systems, Inc.*	17,500	31,675
CUNO, Inc.*	15,000	1,079,400
Republic Services, Inc.	32,500	1,178,125

		2,289,200

Equipment Services – 0.5%
Gerber Scientific, Inc.*	37,500	225,750
Industrial Distribution Group, Inc.*	68,500	726,100

		951,850

Financial - Bank & Trust – 1.6%
Crazy Woman Creek Bancorp, Inc.	5,600	82,040
First Republic Bank	37,500	1,420,500
NewAlliance Bancshares, Inc,	12,920	186,694
Sovereign Bancorp, Inc.	8,000	191,920
SVB Financial Group*	16,000	821,440
TCF Financial Corp.(a)	10,700	293,929
Webster Financial Corp.	3,000	144,600

		3,141,123

Financial Services – 1.6%
BKF Capital Group, Inc.	33,500	1,142,015
CIT Group, Inc.	8,800	388,432
Interactive Data Corp.	22,500	481,950
SWS Group, Inc.	64,500	1,202,925

		3,215,322

Food – 2.8%
Archer-Daniels-Midland Co.	14,500	332,630
Corn Products International, Inc.	24,500	589,715
Del Monte Foods Co.*	18,030	202,657
Flowers Foods, Inc.	103,000	2,594,570
Hain Celestial Group, Inc.*	14,500	287,535
Ingles Markets, Inc. (Class “A” Stock)	64,500	1,019,100
Smucker, (J.M.) Co. (The)(a)	4,000	190,280
Suprema Specialties, Inc.*(cost $12,750; purchased 11/08/01)(g)	1,000	0
TL Administration Corp.*	111,500	725
Tootsie Roll Industries, Inc.	12,261	383,647

		5,600,859

Healthcare Services – 0.4%
Accredo Health, Inc.*	6,000	271,620
Laboratory Corp. of America Holdings*	5,010	253,857
West Pharmaceutical Services, Inc.	6,780	186,518

		711,995

Hotels & Motels – 1.4%
Aztar Corp.*(a)	70,500	2,346,240
La Quinta Corp.*	39,000	351,000
Wyndham International, Inc. (Class “A” Stock)*	59,000	67,260

		2,764,500

Industrial Products – 7.8%
Acuity Brands, Inc.(a)	34,500	1,006,710
Carlisle Cos., Inc.(a)	3,430	225,900
Core Molding Technologies, Inc.*	14,500	116,290
Crane Co.(a)	78,000	2,429,700
Donaldson Co., Inc.(a)	30,500	993,690
EnPro Industries, Inc.*	7,450	226,480
Kaman Corp. (Class “A” Stock)	142,000	2,769,000
Myers Industries, Inc.	108,500	1,432,200
Precision Castparts Corp.	49,000	4,409,019
Robbins & Myers, Inc.	59,000	1,282,070
Watts Water Technologies, Inc. (Class “A” Stock)	10,000	365,000

		15,256,059

Insurance – 0.8%
Argonaut Group, Inc.*	26,500	636,795
CNA Financial Corp.*	6,500	94,250

Everest Reinsurance Group Ltd. (Bermuda)(a)	5,000	487,000
Midland Co.	4,000	151,160
PMI Group, Inc. (The)	3,000	122,850
U.S.I. Holdings Corp.*	8,160	104,652

		1,596,707

Internet Services – 0.2%
Alloy, Inc.*	41,370	224,019
Stellent, Inc.*	21,120	178,464

		402,483

Lumber & Wood Products – 0.2%
Deltic Timber Corp.	9,000	384,660

Machinery & Equipment – 5.4%
Albany International Corp. (Class “A” Stock)	4,760	166,790
Carbo Ceramics, Inc.	8,000	695,120
CLARCOR, Inc.	89,750	2,800,200
Flowserve Corp.*	39,000	1,320,540
Gencorp, Inc.*	49,000	988,330
Graco, Inc.	18,500	707,255
IDEX Corp.	34,500	1,506,960
Lone Star Technologies, Inc.*	6,000	306,180
Smith, (A.O.) Corp.	20,000	540,000
Starrett (L.S.) Co. (Class “A” Stock)*	16,200	288,360
Tennant Co.	27,560	1,019,720
Toro Co. (The)	6,350	255,524

		10,594,979

Medical Supplies & Equipment – 4.2%
Exactech, Inc.*	32,500	494,000
Fisher Scientific International, Inc.*(a)	1,946	130,479
ICU Medical, Inc.*	14,500	478,790
Inamed Corp.*	13,500	977,670
Inverness Medical Innovations, Inc.*	1,500	40,725
Invitrogen Corp.*(a)	3,000	257,310
Kensey Nash Corp.*(a)	39,000	1,256,580
Lifecore Biomedical, Inc.*	9,820	132,570
Orthofix International NV (Netherlands)*	4,000	181,000
Owens & Minor, Inc.	39,500	1,170,780
PolyMedica Corp.	5,730	201,238
Possis Medical, Inc.*	11,000	128,700
Regeneration Technologies, Inc.*	19,000	144,780
Schein, (Henry), Inc.*	2,000	86,340
Schick Technologies, Inc.*	2,000	48,000
SurModics, Inc.*	6,360	247,150
Sybron Dental Specialties, Inc.*	57,700	2,120,475
Thoratec Corp.*	8,000	132,160

		8,228,747

Metals & Mining – 1.3%
Barrick Gold Corp. (Canada)	36,500	894,250
CIRCOR International, Inc.	10,000	278,500
Layne Christensen Co.*	7,000	163,520
Material Sciences Corp.*	72,990	1,094,850
Worthington Industries, Inc.	10,000	176,800

		2,607,920

Office Equipment – 0.6%
Hon Industries, Inc.	4,290	249,464
McGrath Rentcorp	10,000	259,900
Nashua Corp.*	81,000	676,350

		1,185,714

Oil & Gas – 6.0%
Callon Petroleum Co.*	59,000	1,074,390
Devon Energy Corp.	27,500	1,542,475
El Paso Corp.(a)	10,000	120,000
EOG Resources, Inc.	7,600	464,360
Equitable Resources, Inc.	6,500	461,825
Forest Oil Corp.*	27,000	1,208,520
Gyrodyne Co. of America, Inc.*	3,000	130,875
Key Energy Services, Inc.*	9,000	118,755
Lufkin Industries, Inc.	17,500	845,250
Newpark Resources, Inc.*	50,000	423,000

Noble Corp. (Cayman Islands)(a)	2,500	167,950
ONEOK, Inc.	44,000	1,537,800
Pioneer Natural Resources Co.	3,000	129,990
Rowan Cos., Inc.	11,000	375,760
RPC, Inc.	12,000	233,880
XTO Energy, Inc.	82,000	2,877,380

		11,712,210

Paper & Forest Products – 0.2%
Schweitzer-Mauduit International, Inc.	12,500	326,875

Personal Services – 0.3%
Matthews International Corp. (Class “A” Stock)	14,500	565,500

Pharmaceuticals – 0.1%
Priority Healthcare Corp. (Class “B” Stock)*	6,200	170,438

Printing & Publishing – 1.7%
Bowne & Co., Inc.	12,330	169,044
Journal Communications, Inc. (Class “A” Stock)	9,760	156,160
Journal Register Co.	41,000	763,420
McClatchy Co.	12,500	831,875
Nelson, (Thomas), Inc.	19,500	445,380
PRIMEDIA, Inc.*	211,000	898,860

		3,264,739

Real Estate – 0.3%
Cavalier Homes, Inc.*	14,500	72,500
Griffin Land & Nurseries, Inc.*	12,500	332,813
Harbor Global Co. (Bermuda)*	17,000	153,340

		558,653

Real Estate Investment Trust – 0.2%
Innkeepers USA Trust	15,000	230,550
Sun Communities, Inc.	5,000	174,250

		404,800

Restaurants – 1.5%
Steak ’n Shake Co. (The)*	69,000	1,493,849
Triarc Cos., Inc. (Class “A” Stock)	23,510	406,253
Triarc Cos., Inc. (Class “B” Stock)	57,260	899,555
Wendy’s International, Inc.*	3,300	170,610

		2,970,267

Retail & Merchandising – 1.1%
Big 5 Sporting Goods Corp.	3,000	82,950
Bon-Ton Stores, Inc.	4,000	86,520
Gander Mountain Co.*(a)	14,530	166,659
Movado Group, Inc.	39,000	753,480
Neiman Marcus Group, Inc. (Class “B”)	6,000	589,140
Office Depot, Inc.*	7,150	202,917
OfficeMax, Inc.	9,000	267,300

		2,148,966

Semiconductors – 0.2%
Axcelis Technologies, Inc.*	28,000	193,480
Omnivision Technologies, Inc.*(a)	20,000	282,600

		476,080

Telecommunications – 3.4%
Acme Communications, Inc.*	132,800	564,400
AO VimpelCom, ADR (Russia)*	34,500	1,324,110
Centennial Communications, Inc.*	19,500	273,975
Cincinnati Bell, Inc.*	147,000	667,380
Corning, Inc.*(a)	34,500	657,225
D & E Communications, Inc.	113,000	1,284,810
Dobson Communications Corp.*(a)	49,000	345,450
Insight Communications Co., Inc.*	19,500	225,615
Nextel Communications, Inc. (Class “A” Stock)*	6,000	208,800
Plantronics, Inc.	14,500	495,320
Rural Cellular Corp.*	39,000	332,280
Stratos International, Inc.*	8,000	44,400
Sycamore Networks, Inc.*	39,000	138,840
Western Wireless Corp. (Class “A”)	2,000	89,340

		6,651,945

Transportation – 1.2%
GATX Corp.(a)	44,000	1,663,200
Grupo TMM SA de CV, ADR (Mexico)*	24,500	90,160
Hub Group, Inc. (Class “A” Stock)	3,000	92,940
Laidlaw International, Inc.	8,740	224,618
Ryder System, Inc.	8,000	311,920

		2,382,838

Utilities – 5.7%
AES Corp.*	18,000	288,900
Allete, Inc.	2,816	136,069
Alliant Energy Corp.	9,200	267,720
Aquila, Inc.*	225,500	838,860
CH Energy Group, Inc.	34,500	1,695,675
Connecticut Water Service, Inc.	19,500	537,615
DPL, Inc.(a)	19,500	538,200
Duquesne Light Holdings, Inc.	108,000	2,095,200
El Paso Electric Co.*	98,000	2,120,720
Florida Public Utilities Co.	12,000	179,880
Maine & Maritimes Corp.	8,000	194,800
MGE Energy, Inc.	26,500	981,295
Southern Union Co.*	35,063	891,990
TXU Corp.	4,000	346,560

		11,113,484

TOTAL LONG-TERM INVESTMENTS (Cost $120,991,129)		194,088,663

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 10.3%
Commercial Paper – 2.7%
BMW US Capital 3.28%, 08/01/05 (b)	$105	104,730
Countrywide Home Loans 3.49%, 08/29/05 (b)	1,427	1,422,922
Skandinaviska Enskilda Banken 3.378%, 08/17/05 (b)(c)	3,833	3,833,473

		5,361,125

Corporate Obligations – 2.0%
Lehman Brothers 3.372%, 08/01/05 (b)(c)	1,372	1,371,978
Merrill Lynch & Co., Inc. 3.412%, 08/01/05 (b)	2,427	2,427,342
Sedna Finance Corp. 3.358%, 08/15/05 (b)(c)	95	95,195

		3,894,515

Time Deposit – 0.5%
ING Bank Belgium	606	606,174
3.33%, 08/01/05 (b)
Societe Generale NY 3.312%, 08/01/05 (b)	402	401,747

		1,007,921

	Shares
Non-Registered Investment Company – 5.1%
BlackRock Institutional Money Market Trust (b) (j)	9,914,730	9,914,730

TOTAL SHORT-TERM INVESTMENTS (Cost $20,178,291)		20,178,291

Total Investments — 109.0% (Cost $141,169,420 (p))		214,266,954
Liabilities in Excess of Other Assets (Includes cash collateral for securities on loan of $20,178,291) – (9.0%)		(17,645,937)

Net Assets — 100.0%		$196,621,017

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. Securities on loan have an aggregate market value of such securities is $19,099,536; cash collateral of $20,178,291 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $12,750. The aggregate value, $0 represents 0.00% of net assets.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $143,018,302; accordingly, net unrealized appreciation on investments for federal income tax purposes was $71,248,652 (gross unrealized appreciation - $75,026,529; gross unrealized depreciation - $3,777,877). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCK
Aerospace & Defense – 1.8%
Alliant Techsystems, Inc.*	35,884	$2,619,532

Apparel/Shoes – 2.7%
Chico’s FAS, Inc.*(a)	64,550	2,589,101
Urban Outfitters, Inc.*(a)	22,100	1,341,691

		3,930,792

Audio & Visual Equipment – 2.0%
Harman International Industries, Inc.	34,900	2,999,655

Audio Technology – 0.9%
Dolby Laboratories, Inc. (Class “A” Stock)*	71,100	1,353,033

Auto Parts & Related – 1.8%
Gentex Corp.(a)	152,900	2,724,678

Banks – 0.8%
Commerce Bancorp, Inc.(a)	14,000	475,020
M&T Bank Corp.	6,800	737,868

		1,212,888

Biotechnology – 0.4%
Eyetech Pharmaceuticals, Inc.*(a)	54,200	616,254

Broadcasting & Cable/Satellite TV – 3.2%
Cablevision Systems New York Group (Class “A” Stock)*	11,300	349,961
Entravision Communications Corp. (Class “A” Stock)*	284,825	2,435,254
Univision Communications, Inc. (Class “A” Stock)*(a)	68,975	1,950,613

		4,735,828

Business Services – 2.1%
Alliance Data Systems Corp.*(a)	54,100	2,303,037
Cogent Inc.*(a)	25,800	775,806

		3,078,843

Commercial Services – 6.6%
ARAMARK Corp. (Class “B” Stock)	106,750	2,971,919
ChoicePoint, Inc.*	53,000	2,310,800
Iron Mountain, Inc.*(a)	85,837	2,943,351
Moody’s Corp.	34,200	1,618,002

		9,844,072

Computer Hardware – 2.6%
Avocent Corp.*(a)	78,300	2,729,538
Zebra Technologies Corp. (Class “A” Stock)	27,100	1,056,900

		3,786,438

Computer Services – 1.7%
Fiserv, Inc.*	55,300	2,453,661

Computer Services & Software – 0.7%
NCR Corp.*	29,800	1,034,358

Computer Software – 7.6%
Activision, Inc.*	18,700	380,358
Cognizant Technology Solutions Corp.*	19,500	957,060
Cognos, Inc. (Canada)*	76,800	3,004,415
Mercury Interactive Corp.*(a)	53,800	2,118,106
NAVTEQ Corp.*(a)	58,200	2,559,054
Salesforce.com, Inc.*	97,400	2,293,770

		11,312,763

Consumer Products – 1.0%
Fortune Brands, Inc.	15,000	1,418,250

Drugs & Medicine – 1.9%
Amylin Pharmaceuticals, Inc.*(a)	73,400	1,369,644
OSI Pharmaceuticals, Inc.*(a)	35,900	1,482,670

		2,852,314

Educational Services – 1.0%
ITT Educational Services, Inc.*	30,200	1,547,750

Financial Services – 1.5%
MoneyGram International, Inc.	108,600	2,284,944

Food – 0.5%
McCormick & Co., Inc.	22,100	768,638

Gaming/Lodging – 3.7%
GTECH Holdings Corp.	53,200	1,593,872
Harrah’s Entertainment, Inc.	29,375	2,312,987
Marriott International, Inc. (Class “A” Stock)	21,950	1,502,917

		5,409,776

Healthcare Services – 0.5%
VCA Antech, Inc.*	30,100	714,574

Insurance – 1.4%
Willis Group Holdings Ltd. (United Kingdom)(a)	62,675	2,078,303

Internet & Online – 1.6%
CNET Networks, Inc.*	180,600	2,311,680

Machinery & Equipment – 0.9%
Cooper Cameron Corp.*(a)	18,700	1,327,326

Manufacturing – 2.1%
American Standard Cos., Inc.	34,370	1,521,904
York International Corp.(a)	36,400	1,555,372

		3,077,276

Medical Products – 8.0%
Bard, (C.R.), Inc.	38,200	2,551,378
Biomet, Inc.	74,500	2,840,685
Fisher Scientific International, Inc.*(a)	52,276	3,505,105
Kinetic Concepts, Inc.*(a)	33,600	2,014,992
St. Jude Medical, Inc.*	20,700	981,387

		11,893,547

Medical Supplies – 1.9%
Charles River Laboratories International, Inc.*	56,725	2,762,508

Medical Supplies & Equipment – 0.9%
Advanced Medical Optics, Inc.*	15,000	623,550
Cooper Companies, Inc.	9,400	645,780

		1,269,330

Movies & Entertainment – 0.4%
Lodgenet Entertainment Corp.*	36,550	597,593

Multi-industry – 1.3%
Rockwell Automation, Inc.	37,700	1,941,927

Networking/Telecom Equipment – 4.4%
Amphenol Corp.	54,100	2,409,614
FLIR Systems, Inc.*(a)	72,146	2,372,882
Juniper Networks, Inc.*	72,200	1,732,078

		6,514,574

Oil & Gas – 1.1%
XTO Energy, Inc.	46,733	1,639,861

Oil Well Services & Equipment – 2.1%
Smith International, Inc.	46,025	3,126,939

Pharmacy Benefit Manager – 2.9%
Caremark Rx, Inc.*	45,500	2,028,390
Medco Health Solutions, Inc.*	46,200	2,237,928

		4,266,318

Producer Goods – 2.2%
Grainger, (W.W.), Inc.	52,740	3,286,757

Publishing – 4.3%
Lamar Advertising Co.*(a)	79,250	3,487,793
Scripps, (E.W.) Co. (Class “A” Stock)	57,300	2,895,369

		6,383,162

Restaurants – 1.6%
Chang’s China Bistro, (P.F.), Inc.*	41,200	2,347,988

Retailing – 6.4%
Bed Bath & Beyond, Inc.*	26,900	1,234,710
CarMax, Inc.*(a)	50,500	1,475,610
PETCO Animal Supplies, Inc.*	89,850	2,504,120

Select Comfort Corp.*	48,179	1,026,694
Williams-Sonoma, Inc.*(a)	72,685	3,209,770

		9,450,904

Semiconductors/Semi Cap – 8.0%
KLA-Tencor Corp.(a)	41,675	2,154,598
Linear Technology Corp.(a)	78,400	3,046,623
Marvell Technology Group Ltd.*	51,600	2,254,404
Microchip Technology, Inc.	45,700	1,419,899
Tessera Technologies, Inc.*	87,557	3,075,001

		11,950,525

Telecommunications – 2.5%
Crown Castle International Corp.*(a)	131,650	2,864,704
Neustar, Inc. (Class “A” Stock)*	30,800	862,400

		3,727,104

Transportation – 1.1%
Robinson Worldwide, (C.H.), Inc.	26,275	1,644,027

TOTAL LONG-TERM INVESTMENTS (Cost $122,335,039)		148,296,690

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 28.8%
Commercial Paper – 6.0%
BMW US Capital 3.28%, 08/01/05 (b)	$346	346,325
Countrywide Home Loans 3.49%, 08/29/05 (b)	3,935	3,923,232
Morgan Stanley 3.392%, 08/01/05 (b)(c)	1,839	1,838,520
Skandinaviska Enskilda Banken 3.378%, 08/17/05 (b)(c)	2,779	2,778,729

		8,886,806

Corporate Obligations – 8.2%
Lehman Brothers 3.372%, 08/01/05 (b)(c)	4,237	4,236,968
Merrill Lynch & Co., Inc. 3.412%, 08/01/05 (b)	1,907	1,907,046
Morgan Stanley 3.382%, 08/01/05 (b)(c)	1,080	1,079,783
Natexis Banque NY 3.362%, 08/01/05 (b)(c)	1,527	1,527,417
Sedna Finance Corp. 3.358%, 08/15/05 (b)(c)	3,324	3,323,966

		12,075,180

Time Deposit – 2.4%
ING Bank Belgium 3.33%, 08/01/05 (b)	2,468	2,468,141
Societe Generale NY 3.312%, 08/01/05 (b)	1,082	1,081,622

		3,549,763

	Shares
Non-Registered Investment Company – 12.2%
BlackRock Institutional Money Market Trust(b) (j)	18,092,557	18,092,557

TOTAL SHORT-TERM INVESTMENTS (Cost $42,604,306)		42,604,306

Total Investments — 128.9% (Cost $164,939,345 (p))		190,900,996
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $42,604,306)— (28.9%)		(42,788,163)

Net Assets — 100.0%		$148,112,833

The following abbreviations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $41,166,412; cash collateral of $42,604,306 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $165,535,436; accordingly, net unrealized appreciation on investments for federal income tax purposes was $25,365,560 (gross unrealized appreciation $29,166,006; gross unrealized depreciation $3,800,446). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Relative Value Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCK
Automotive Parts – 3.2%
Advance Auto Parts, Inc.*	90,300	$6,227,088
BorgWarner, Inc.	72,400	4,211,508

		10,438,596

Building Materials – 1.8%
Masco Corp.(a)	174,200	5,907,122

Business Services – 1.6%
Manpower, Inc.	107,300	5,128,940

Clothing & Apparel – 3.2%
Reebok International Ltd.	130,700	5,528,610
VF Corp.	81,500	4,811,760

		10,340,370

Computer Hardware – 2.0%
Lexmark International, Inc.*	101,700	6,376,590

Conglomerates – 1.3%
Johnson Controls, Inc.	72,700	4,175,888

Construction – 12.6%
Beazer Homes USA, Inc.(a)	85,100	5,568,944
Centex Corp.	100,600	7,442,388
Hovnanian Enterprises, Inc. (Class “A” Stock)*	85,700	6,057,276
Lennar Corp. (Class “A” Stock)	123,200	8,287,664
Pulte Homes, Inc.	84,700	7,929,614
WCI Communities, Inc.*	161,600	5,487,936

		40,773,822

Consumer Products & Services – 2.8%
Black & Decker Corp.	44,400	4,009,764
Spectrum Brands, Inc.*	16,700	517,700
Whirlpool Corp.	56,100	4,486,878

		9,014,342

Education – 1.9%
Career Education Corp.*	156,300	6,062,877

Financial - Bank & Trust – 6.7%
Astoria Financial Corp.(a)	162,850	4,550,029
Commerce Bancorp, Inc.(a)	38,900	1,319,877
First Horizon National Corp.(a)	109,100	4,450,189
Hudson City Bancorp, Inc.	529,600	6,265,168
North Fork Bancorp, Inc.	171,302	4,691,962
TCF Financial Corp.(a)	14,900	409,303

		21,686,528

Financial Services – 6.3%
Ambac Financial Group, Inc.	81,550	5,858,552
Bear Stearns Cos., Inc.	40,200	4,104,822
CIT Group, Inc.	109,200	4,820,088
IndyMac Bancorp, Inc.(a)	128,000	5,582,080

		20,365,542

Food – 0.9%
Fresh Del Monte Produce, Inc.	105,900	2,786,229

Furniture – 1.2%
Mohawk Industries, Inc.*(a)	43,300	3,802,606

Healthcare Services – 5.5%
Coventry Health Care, Inc.*	91,000	6,436,430
Health Management Associates, Inc. (Class “A” Stock)(a)	169,300	4,029,340
Omnicare, Inc.	161,800	7,458,980

		17,924,750

Industrial Products – 1.4%
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	58,000	4,533,860

Insurance – 7.7%
Arch Capital Group Ltd.*	104,100	4,788,600
Endurance Specialty Holdings Ltd.	86,000	3,354,000
PMI Group, Inc. (The)	144,600	5,921,370
Radian Group, Inc.	94,100	4,853,678
Wellpoint, Inc.*	86,600	6,126,084

		25,043,732

Internet Services – 1.6%
Check Point Software Technologies Ltd.*	228,800	5,154,864

Machinery & Equipment – 3.4%
Briggs & Stratton Corp.	152,600	5,702,662
Joy Global, Inc.	128,500	5,277,495

		10,980,157

Metals & Mining – 7.2%
Alpha Natural Resources, Inc.*	199,400	5,583,200
Arch Coal, Inc.	116,600	6,636,872
Peabody Energy Corp.	90,300	5,936,322
Phelps Dodge Corp.	50,400	5,365,080

		23,521,474

Oil & Gas – 12.1%
Canadian Natural Resources Ltd.	188,400	7,833,672
Denbury Resources, Inc.*	142,800	6,683,040
Quicksilver Resources, Inc.*	120,950	5,123,442
Sunoco, Inc.	26,600	3,344,418
Talisman Energy, Inc. (Canada)	153,800	6,714,908
XTO Energy, Inc.	275,966	9,683,647

		39,383,127

Real Estate Investment Trust – 1.1%
Colonial Properties Trust	24,100	1,142,822
Developers Diversified Realty Corp.	51,100	2,487,037

		3,629,859

Retail & Merchandising – 3.0%
Dollar Tree Stores, Inc.*(a)	167,200	4,178,328
NBTY, Inc.*	236,100	5,713,620

		9,891,948

Telecommunications – 1.7%
Scientific-Atlanta, Inc.	146,900	5,655,650

Transportation – 6.1%
Frontline Ltd.(a)	157,300	6,603,454
General Maritime Corp.	116,700	4,550,133
Overseas Shipholding Group, Inc.	72,900	4,523,445
Teekay Shipping Corp.(a)	91,500	4,209,915

		19,886,947

Utilities – 3.1%
DPL, Inc.	117,700	3,248,520
TXU Corp.	79,400	6,879,216

		10,127,736

TOTAL LONG-TERM INVESTMENTS (Cost $263,784,182)		322,593,556

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 8.7%
Commercial Paper – 2.1%
BMW US Capital 3.28%, 08/01/05 (b)	$301	300,630
Countrywide Home Loans 3.49%, 08/29/05 (b)	2,435	2,427,295
Skandinaviska Enskilda Banken 3.378%, 08/17/05 (b)(c)	4,011	4,011,247

		6,739,172

Corporate Obligations – 0.1%
Natexis Banque NY	233	233,430

3.362%, 08/01/05 (b)(c)

Time Deposit – 0.6%
ING Bank Belgium 3.33%, 08/01/05 (b)	1,107	1,106,935
Societe Generale NY 3.312%, 08/01/05 (b)	979	978,797

		2,085,732

	Shares
Non-Registered Investment Company – 5.9%
BlackRock Institutional Money Market Trust(b)(j)	19,157,076	19,157,076

Registered Investment Companies
BlackRock Provident Institutional Funds TempCash Portfolio (j)	119,985	119,985

TOTAL SHORT-TERM INVESTMENTS (Cost $28,335,395)		28,335,395

Total Investments — 108.1% (Cost $292,119,577 (p))		350,928,951
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $28,215,410) — (8.1%)		(26,333,395)

Net Assets — 100.0%		$324,595,556

The following abbreviations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $27,065,933; cash collateral of $28,215,410 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $292,534,498; accordingly, net unrealized appreciation on investments for federal income tax purposes was $58,394,453 (gross unrealized appreciation - $59,617,728; gross unrealized depreciation - $1,223,275). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Technology Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 94.4%
COMMON STOCK
Business Services – 5.6%
Accenture Ltd. (Class “A” Stock)*	18,500	$463,240
Automatic Data Processing, Inc.	10,300	457,423

		920,663

Computer Hardware – 3.5%
Dell, Inc.*	14,000	566,580

Computer Services & Software – 27.4%
Adobe Systems, Inc.(a)	19,800	586,872
Check Point Software Technologies Ltd.*	16,200	364,986
Cognizant Technology Solutions Corp.*	11,000	539,880
Cognos, Inc. (Canada)*	9,800	383,376
Electronic Arts, Inc.*(a)	7,500	432,000
EMC Corp.*	28,500	390,165
Infosys Technologies Ltd. ADR (India)	3,000	213,540
Mercury Interactive Corp.*	8,500	334,645
Microsoft Corp.	23,400	599,274
Oracle Corp.*	18,000	244,440
SAP AG ADR (Germany)	9,700	415,354

		4,504,532

Computers - Networking – 8.5%
Cisco Systems, Inc.*(a)	30,500	584,075
Juniper Networks, Inc.*(a)	17,500	419,825
Network Appliance, Inc.*(a)	15,500	395,405

		1,399,305

Electronic Components & Equipment – 2.3%
Linear Technology Corp.(a)	9,700	376,942

Internet Services – 8.4%
Checkfree Corp.*	8,000	270,880
eBay, Inc.*(a)	7,400	309,172
VeriSign, Inc.*	9,000	236,790
Yahoo!, Inc.*(a)	17,000	566,780

		1,383,622

Medical Supplies & Equipment – 2.3%
Zimmer Holdings, Inc.*	4,500	370,620

Pharmaceuticals – 8.1%
Amgen, Inc.*	5,500	438,625
Genentech, Inc.*	4,800	428,784
Teva Pharmaceutical Industries Ltd. ADR (Israel)(a)	14,500	455,300

		1,322,709

Semiconductors – 11.7%
Broadcom Corp. (Class “A” Stock)*	2,300	98,371
Intel Corp.(a)	8,700	236,118
Marvell Technology Group Ltd.*	12,500	546,125
Microchip Technology, Inc.	3,200	99,424
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	65,700	564,363
Xilinx, Inc.	13,300	377,055

		1,921,456

Telecommunications – 16.6%
Amdocs Ltd.*	19,300	573,017
Comverse Technology, Inc.*	20,000	505,800
Corning, Inc.*	36,000	685,800
Motorola, Inc.	24,500	518,910
QUALCOMM, Inc.	11,000	434,390

		2,717,917

TOTAL LONG-TERM INVESTMENTS (Cost $11,917,613)		15,484,346

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 26.4%
Commercial Paper – 7.1%
BMW US Capital 3.28%, 08/01/05 (b)	$9	9,042
Countrywide Home Loans 3.49%, 08/29/05 (b)	383	382,152
Morgan Stanley 3.392%, 08/01/05 (b)(c)	545	545,423
Skandinaviska Enskilda Banken 3.378%, 08/17/05 (b)(c)	238	237,672

		1,174,289

Corporate Obligations – 6.9%
Merrill Lynch & Co., Inc. 3.412%, 08/01/05 (b)	368	368,475
Natexis Banque NY 3.362%, 08/01/05 (b)(c)	761	761,052

		1,129,527

Time Deposit – 1.4%
ING Bank Belgium 3.33%, 08/01/05 (b)	189	189,470
Societe Generale NY 3.312%, 08/01/05 (b)	32	32,357

		221,827

	Shares
Non-Registered Investment Company – 6.3%
BlackRock Institutional Money Market Trust(b) (j)	1,030,657	1,030,657

Registered Investment Company – 4.7%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	770,147	770,147

TOTAL SHORT-TERM INVESTMENTS (Cost $4,326,447)		4,326,447

Total Investments — 120.8% (Cost $16,244,060 (p))		19,810,793
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $3,556,300)— (20.8%)		(3,409,946)

Net Assets — 100.0%		$16,400,847

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $3,408,013; cash collateral of $3,556,300 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $16,850,030; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,960,763 (gross unrealized appreciation - $3,031,801; gross unrealized depreciation - $71,038). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Health Sciences Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.5%
COMMON STOCK
Biotechnology Healthcare – 9.1%
Abgenix, Inc.*	3,400	$35,258
Amgen, Inc.*	13,400	1,068,650
Corgentech, Inc.*	4,200	11,340
Human Genome Sciences, Inc.*	1,800	26,370
Protein Design Labs, Inc.*	33,800	770,302
Tercica, Inc.*	1,500	14,835

		1,926,755

Business Services – 0.8%
Dionex Corp.*	3,700	170,792

Chemicals – 0.2%
AKZO Nobel NV, ADR (Netherlands)	900	37,017

Electronic Components & Equipment – 2.5%
SonoSight, Inc.*	9,500	318,250
Varian, Inc.*	5,800	217,326

		535,576

Health Care – 0.4%
Davita, Inc.*	1,800	85,032

Healthcare Facilities – 2.6%
Community Health Systems, Inc.*	12,000	463,320
Triad Hospitals, Inc.*	1,700	84,439

		547,759

Healthcare Services – 5.0%
Affymetrix, Inc.*	500	23,345
Coventry Health Care, Inc.*	1,600	113,168
HCA, Inc.(a)	2,000	98,500
HMS Holdings Corp.*	24,600	189,420
Humana, Inc.*	1,700	67,745
PacifiCare Health Systems, Inc.*	7,500	571,500

		1,063,678

Healthcare Supplies – 4.5%
Johnson & Johnson Co.	400	25,584
Wyeth	20,000	915,000

		940,584

Insurance – 2.6%
Wellpoint, Inc.*	7,800	551,772

Machinery & Equipment – 1.1%
Thermo Electron Corp.*	8,000	238,880

Managed Healthcare – 1.4%
Aetna, Inc.	1,150	89,010
Health Net, Inc.*	5,200	201,760

		290,770

Medical Equipment & Devices – 5.8%
Baxter International, Inc.	2,700	106,029
Becton Dickinson & Co.	1,100	60,907
Gen-Probe, Inc.*	1,000	44,090
St. Jude Medical, Inc.*	16,900	801,229
Symmetry Medical, Inc.*	1,000	24,930
Waters Corp.*	4,000	181,120

		1,218,305

Medical Supplies & Equipment – 14.2%
Advanced Medical Optics*	2,400	99,768
AtheroGenics, Inc.*	1,900	31,635
Ats Medical, Inc.*	11,300	41,471
Bard, (C.R.), Inc.	800	53,432
Beckman Coulter, Inc.	3,900	211,926
Biomet, Inc.	2,900	110,577
Cytyc Corp.*	6,300	157,248
Eisai Co. Ltd. (Japan)	29,800	1,013,683

Fisher Scientific International Inc.*(a)	2,700	181,035
Intralase Corp.*	1,000	20,850
Kinetic Concepts, Inc.*(a)	400	23,988
Medtronic, Inc.	11,900	641,886
Serologicals Corp.*	7,500	172,500
The Medicines Co.*	2,400	52,392
Varian Medical Systems, Inc.*	3,200	125,632
Vnus Medical Technologies*	3,800	47,272

		2,985,295

Pharmaceuticals – 34.7%
Astellas Pharmaceutical Co. Ltd. (Japan)	25,000	812,362
Biogen Idec, Inc.*	10,300	404,687
Caremark Rx, Inc.*	2,500	111,450
Cubist Pharmaceuticals, Inc.*	13,200	225,588
DOV Pharmaceutical, Inc.*	900	19,035
Epix Pharmaceuticals, Inc.*	3,200	28,256
Incyte Pharmaceuticals, Inc. (Germany)*	3,100	24,707
Indevus Pharmaceuticals, Inc.*	20,900	66,462
IVAX Corp.*	2,100	53,508
Keryx Biopharmaceuticals, Inc*	2,700	45,279
Medicis Pharmaceutical (Class “A” Stock)(a)	10,900	369,728
Merck KGAA	1,332	118,604
Mgi Pharma, Inc.*	5,700	155,610
Nabi Biopharmaceuticals, Inc.*	7,700	115,423
Novo Industries A/S, ADR (Denmark)	6,500	337,155
OSI Pharmaceuticals*(a)	1,200	49,560
Pharmaceutical Product Development, Inc.*	8,900	509,347
QLT PhotoTherapeutics, Inc.*	38,900	331,817
Rigel Pharmaceuticals, Inc.*	4,500	97,403
Roche Holding AG (Germany)	12,300	1,672,392
Salix Pharmaceuticals Ltd.*	1,200	23,160
Sanofi-Aventis SA, ADR (France)	18,100	783,730
Sepracor, Inc.*	5,900	308,865
Shionogi & Co., Ltd. (Japan)	3,000	37,171
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	14,000	490,000
Theravance, Inc.*	2,400	50,400
Valeant Pharmaceuticals International(a)	1,700	33,541
Xenoport, Inc.*(a)	2,800	34,860

		7,310,100

Pharmaceuticals - Manufacturing – 4.6%
Forest Laboratories, Inc.*	5,400	215,568
Kyorin Pharmaceutica Co. (Japan)	9,000	114,417
Novartis AG, ADR (Switzerland)	11,600	565,036
Santen Pharmaceutical Co. Ltd. (Japan)	1,400	31,771
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	1,600	50,240

		977,032

Pharmaceuticals - Research & Manufacturing – 8.0%
Lilly, (Eli) & Co.	10,000	563,200
Pfizer, Inc.	42,400	1,123,600

		1,686,800

TOTAL LONG-TERM INVESTMENTS (Cost $18,329,977)		20,566,147

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 5.4%
Commercial Paper
BMW US Capital	$9	9,476
3.28%, 08/01/05 (b)

Corporate Obligations – 0.9%
Lehman Brothers	24	23,588
3.372%, 08/01/05 (b)(c)
Sedna Finance Corp. 3.358%, 08/15/05 (b)(c)	164	164,347

		187,935

Time Deposit – 0.3%
ING Bank Belgium
3.33%, 08/01/05 (b)	43	43,296
Societe Generale NY 3.312%, 08/01/05 (b)	28	27,699

		70,995

	Shares
Non-Registered Investment Company – 2.2%
BlackRock Institutional Money Market Trust(b)(j)	436,894	436,894

Registered Investment Companies – 2.0%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	428,774	428,774

TOTAL SHORT-TERM INVESTMENTS (Cost $1,134,074)		1,134,074

Total Investments(o) — 102.9% (Cost $19,464,051 (p))		21,700,221
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $705,300) — (2.9%)		(602,227)

Net Assets — 100.0%		$21,097,994

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $685,141; cash collateral of $705,300 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(o)	As of July 31, 2005, 5 securities representing $2,009,404 and 9.3% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(p)	The United States federal income tax basis of the Fund’s investments was $19,605,211; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,095,010 (gross unrealized appreciation $2,887,925; gross unrealized depreciation $792,915). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Managed OTC Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.1%
COMMON STOCK
Advertising – 0.3%
Lamar Advertising Co.*(a)	1,817	$79,966

Automobile Manufacturers – 1.0%
PACCAR, Inc.	4,187	302,385

Biotechnology – 7.8%
Amgen, Inc.*	12,403	989,139
Biogen Idec, Inc.*	8,058	316,599
Chiron Corp.*	5,609	203,214
Genzyme Corp.*	6,794	505,542
Invitrogen Corp.*(a)	1,027	88,086
MedImmune, Inc.*	5,688	161,596
Millennium Pharmaceuticals, Inc.*	7,268	75,078

		2,339,254

Broadcasting – 1.3%
Sirius Satellite Radio, Inc.*(a)	30,810	210,125
XM Satellite Radio Holdings, Inc.*	4,661	166,071

		376,196

Cable Television – 0.8%
Liberty Global, Inc. (Class “A” Stock)*	5,214	247,352

Chemicals – 0.3%
Sigma Aldrich Corp.	1,422	91,236

Commercial Services – 2.2%
Apollo Group, Inc. (Class “A” Stock)*(a)	3,950	296,843
Career Education Corp.*	2,212	85,803
Paychex, Inc.	7,742	270,273

		652,919

Computer Services & Software – 1.0%
Autodesk, Inc.(a)	5,135	175,565
Cognizant Technology Solutions Corp.*	2,844	139,584

		315,149

Computers – 8.7%
Apple Computer, Inc.*(a)	24,727	1,054,608
Dell, Inc.*	19,118	773,705
Network Appliance, Inc.*(a)	8,216	209,590
Research in Motion Ltd.*(a)	4,108	290,271
SanDisk Corp.*	3,555	120,230
Sun Microsystems, Inc.*	31,837	122,254
Synopsys, Inc.*	2,844	52,642

		2,623,300

Consumer Products & Services – 1.6%
InterActiveCorp*(a)	17,696	472,483

Distribution/Wholesale – 0.7%
CDW Corp.(a)	1,817	112,654
Fastenal Co.	1,580	103,711

		216,365

Electronic Components & Equipment – 0.6%
American Power Conversion Corp.	4,187	117,696
Molex, Inc.	2,133	60,236

		177,932

Electronics – 1.2%
Flextronics International Ltd.*	13,193	178,633
Garmin Ltd.(a)	2,133	117,080
Sanmina Corp.*(a)	12,087	57,776

		353,489

Entertainment & Leisure – 0.4%
Wynn Resorts Ltd.*(a)	2,370	133,431

Food – 0.6%
Whole Foods Market, Inc.	1,343	183,333

Healthcare Services – 0.3%
Lincare Holdings, Inc.*	2,054	82,858

Healthcare-Products – 0.9%
Biomet, Inc.	7,268	277,129

Internet – 8.3%
Amazon.com, Inc.*	5,846	264,064
Check Point Software Technologies Ltd.*	5,293	119,251
eBay, Inc.*(a)	21,646	904,371
Symantec Corp.*	26,526	582,776
VeriSign, Inc.*	5,372	141,337
Yahoo!, Inc.*(a)	14,457	481,996

		2,493,795

Media – 2.5%
Comcast Corp. (Class “A” Stock)*	20,461	628,766
EchoStar Communications Corp. (Class “A” Stock)	4,740	136,133

		764,899

Medical Supplies & Equipment – 0.4%
Patterson Cos., Inc.*	2,844	126,842

Packaging & Containers – 0.2%
Smurfit-Stone Container Corp.*(a)	5,372	65,162

Pharmaceuticals – 3.5%
Celgene Corp.*(a)	3,555	170,107
Express Scripts, Inc.*	2,844	148,741
Gilead Sciences, Inc.*	9,559	428,338
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	9,954	312,556

		1,059,742

Precious Metals – 0.3%
Dentsply Corp.	1,659	92,489

Retail – 7.6%
Bed Bath & Beyond, Inc.*	8,532	391,619
Costco Wholesale Corp.(a)	5,372	246,951
Dollar Tree Stores, Inc.*	2,291	57,252
Petsmart, Inc.	3,081	91,660
Ross Stores, Inc.	3,160	83,740
Sears Holdings Corp.*	3,713	572,656
Staples, Inc.	10,665	242,842
Starbucks Corp.*	11,613	610,263

		2,296,983

Semiconductors – 13.7%
Altera Corp.*(a)	11,218	245,338
Applied Materials, Inc.	18,249	336,877
ATI Technologies, Inc.*	5,372	67,633
Broadcom Corp. (Class “A” Stock)*	5,451	233,139
Intel Corp.	46,452	1,260,708
Intersil Holding Corp. (Class “A” Stock)	3,318	64,270
KLA-Tencor Corp.(a)	5,135	265,480
Lam Research Corp.*(a)	3,081	87,654
Linear Technology Corp.(a)	8,769	340,763
Marvell Technology Group Ltd.*	5,767	251,960
Maxim Integrated Products, Inc.	9,875	413,466
Microchip Technology, Inc.	3,713	115,363
Novellus Systems, Inc.*	3,002	86,608
QLogic Corp.*	1,975	61,324
Xilinx, Inc.	10,033	284,436

		4,115,019

Software – 14.3%
Adobe Systems, Inc.(a)	10,270	304,403
BEA Systems, Inc.*	7,821	70,858
Citrix Systems, Inc.*	4,345	103,541
Electronic Arts, Inc.*(a)	6,636	382,234
Fiserv, Inc.*	5,135	227,840
Intuit, Inc.*(a)	4,898	235,104
Mercury Interactive Corp.*(a)	1,975	77,756
Microsoft Corp.	79,948	2,047,469
Oracle Corp.*	46,057	625,454
Pixar, Inc.*	2,528	108,729
Siebel Systems, Inc.	13,035	109,494

		4,292,882

Telecommunications – 15.1%
Cisco Systems, Inc.*(a)	49,059	939,480
Comverse Technology, Inc.*	4,503	113,881
JDS Uniphase Corp.*	35,471	53,561
Juniper Networks, Inc.*(a)	7,663	183,835
Level 3 Communications, Inc.*(a)	14,773	30,432
MCI, Inc.*	7,584	193,544
Nextel Communications, Inc. (Class “A” Stock)*	30,336	1,055,693
NTL, Inc.*	1,975	131,594
QUALCOMM, Inc.(a)	42,344	1,672,166
Telefonaktiebolaget LM Ericsson AB, ADR (Sweden)	2,370	81,433
Tellabs, Inc.*	5,530	53,752

		4,509,371

Textiles – 0.7%
Cintas Corp.(a)	4,424	196,116

Transportation – 0.8%
C.H. Robinson Worldwide, Inc.	1,817	113,690
Expeditors International of Washington, Inc.	2,212	121,770

		235,460

TOTAL LONG-TERM INVESTMENTS (Cost $20,745,230)		29,173,537

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 24.5%
Commercial Paper – 8.1%
BMW US Capital 3.28%, 08/01/05 (b)	$31	30,923
Countrywide Home Loans
3.48%, 08/29/05 (b)	321	319,648
3.49%, 08/29/05 (b)	203	202,565
3.49%, 08/29/05 (b)	641	639,291
Morgan Stanley 3.392%, 08/01/05 (b)(c)	893	892,890
Skandinaviska Enskilda Banken 3.378%, 08/17/05 (b)(c)	360	360,279

		2,445,596

Corporate Obligations – 4.5%
Lehman Brothers 3.372%, 08/01/05 (b)(c)	172	171,836
Merrill Lynch & Co., Inc. 3.412%, 08/01/05 (b)	485	484,855
Morgan Stanley 3.382%, 08/01/05 (b)(c)	211	211,219
Natexis Banque NY 3.362%, 08/01/05 (b)(c)	490	489,808

		1,357,718

Time Deposit – 1.5%
ING Bank Belgium 3.33%, 08/01/05 (b)	357	357,353
Societe Generale NY 3.312%, 08/01/05 (b)	99	99,374

		456,727

	Shares
Non-Registered Investment Company – 8.4%
Blackrock Institutional Money Market Trust(b)(j)	2,518,153	2,518,153

Registered Investment Companies – 2.0%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	293,038	293,038
BlackRock Provident Institutional Funds TempFund Portfolio(j)	293,038	293,038

		586,076

TOTAL SHORT-TERM INVESTMENTS (Cost $7,364,270)	7,364,270

Total Investments — 121.6% (Cost $28,109,500 (p))	36,537,807
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $6,778,194)(u) — (21.6%)	(6,495,576)

Net Assets — 100.0%	$30,042,231

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $6,467,398; cash collateral of $6,778,194 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $34,713,583; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,824,224 (gross unrealized appreciation - $2,681,239; gross unrealized depreciation - $857,015). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at July 31, 2005	Unrealized Appreciation
Long Positions:
55	NASDAQ 100	Sep 05	$8,456,400	$8,863,250	$406,850	(1)

(1)	Cash of $825,000 has been segregated with the custodian to cover requirements for open futures contracts at July 31, 2005

Strategic Partners Capital Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.2%
COMMON STOCK
Aerospace – 4.4%
General Dynamics Corp.	124,742	$14,369,030
Lockheed Martin Corp.	111,794	6,975,946
United Technologies Corp.	172,534	8,747,474

		30,092,450

Clothing & Apparel – 2.6%
NIKE, Inc. (Class “B” Stock)	210,638	17,651,464

Computer Services & Software – 0.3%
Adobe Systems, Inc.(a)	77,037	2,283,377

Construction – 5.4%
KB Home	117,004	9,583,798
Lennar Corp. (Class “A” Stock)(a)	181,346	12,199,145
MDC Holdings, Inc.	120,424	10,286,618
Toll Brothers, Inc.*	98,922	5,482,257

		37,551,818

Consumer Products & Services – 5.5%
Johnson & Johnson	141,543	9,053,090
Procter & Gamble Co.(a)	523,439	29,118,912

		38,172,002

Electronic Components & Equipment – 5.2%
General Electric Co.	958,200	33,057,900
Harman International Industries, Inc.	32,540	2,796,813

		35,854,713

Entertainment & Leisure – 3.3%
Royal Caribbean Cruises Ltd.(a)	285,041	12,955,113
Wynn Resorts Ltd.*(a)	175,000	9,852,500

		22,807,613

Financial - Bank & Trust – 3.0%
UBS AG ADR (Switzerland)	203,148	16,650,010
UCBH Holdings, Inc.	161,502	2,950,642
Wells Fargo & Co.	15,515	951,690

		20,552,342

Financial Services – 8.9%
Chicago Mercantile Exchange Holding, Inc.	48,339	14,552,456
Countrywide Financial Corp.	549,533	19,783,188
Lehman Brothers Holdings, Inc.(a)	37,803	3,974,229
SLM Corp.	445,244	22,925,614

		61,235,487

Healthcare Services – 10.5%
PacifiCare Health Systems, Inc.*	55,505	4,229,481
Quest Diagnostics, Inc.(a)	236,172	12,125,070
UnitedHealth Group, Inc.	1,091,320	57,076,035

		73,430,586

Hotels & Motels – 3.9%
Four Seasons Hotels, Inc. (Canada)(a)	281,463	18,717,289
MGM Mirage, Inc.*	188,588	8,571,325

		27,288,614

Internet Services – 2.4%
Google, Inc. (Class “A” Stock)*	57,584	16,570,372

Machinery & Equipment – 3.1%
Caterpillar, Inc.	394,236	21,253,263

Medical Supplies & Equipment – 8.8%
Amgen, Inc.*	206,420	16,461,995
Genzyme Corp.*	30,000	2,232,300
Medtronic, Inc.	234,090	12,626,815
Zimmer Holdings, Inc.*	354,490	29,195,796

		60,516,906

Oil & Gas – 0.8%
Canadian Natural Resources Ltd.	132,431	5,506,481

Pharmaceuticals – 10.5%
Genentech, Inc.*(a)	618,759	55,273,741
Sanofi Aventis ADR (France)	400,872	17,357,758

		72,631,499

Railroads – 0.4%
Burlington Northern Santa Fe Corp.	27,628	1,498,819
Union Pacific Corp.	15,086	1,060,697

		2,559,516

Real Estate – 1.0%
St. Joe Co. (The)	83,440	6,791,182

Restaurants – 4.1%
Starbucks Corp.*	179,602	9,438,085
Yum! Brands, Inc.	363,638	19,036,449

		28,474,534

Retail & Merchandising – 7.8%
CVS Corp.	302,871	9,398,087
Lowe’s Cos., Inc.(a)	432,915	28,667,632
Target Corp.	232,205	13,642,044
Walgreen Co.	39,354	1,883,482

		53,591,245

Telecommunications – 3.7%
Motorola, Inc.	266,938	5,653,747
QUALCOMM, Inc.	507,722	20,049,942

		25,703,689

Transportation – 3.5%
FedEx Corp.	291,784	24,536,117

Utilities – 1.1%
TXU Corp.	85,200	7,381,728

TOTAL LONG-TERM INVESTMENTS (Cost $467,617,398)		692,436,998

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 15.3%
Commercial Paper – 2.6%
BMW US Capital 3.28%, 08/01/05 (b)	$752	751,542
Skandinaviska Enskilda Banken 3.378%, 08/17/05 (b)(c)	17,110	17,110,218

		17,861,760

Corporate Obligations – 1.9%
Merrill Lynch & Co., Inc. 3.412%, 08/01/05 (b)	8,982	8,982,360
Morgan Stanley 3.382%, 08/01/05 (b)(c)	2,154	2,154,330
Sedna Finance Corp. 3.358%, 08/15/05 (b)(c)	2,089	2,088,685

		13,225,375

Time Deposit – 0.9%
ING Bank Belgium 3.33%, 08/01/05 (b)	3,916	3,916,449
Societe Generale NY 3.312%, 08/01/05 (b)	2,624	2,623,547

		6,539,996

	Shares
Non-Registered Investment Company – 8.5%
BlackRock Institutional Money Market Trust(b) (j)	58,710,198	58,710,198

Registered Investment Companies – 1.4%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	4,817,649	4,817,649
BlackRock Provident Institutional Funds TempFund Portfolio (j)	4,817,649	4,817,649

		9,635,298

TOTAL SHORT-TERM INVESTMENTS (Cost $105,972,627)	105,972,627

Total Investments — 115.5% (Cost $573,590,025 (p))	798,409,625
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $96,337,329) — (15.5%)	(106,939,760)

Net Assets — 100.0%	$691,469,865

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $92,911,705; cash collateral of $96,337,329 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $575,156,927; accordingly, net unrealized appreciation on investments for federal income tax purposes was $223,252,698 (gross unrealized appreciation - $226,123,225; gross unrealized depreciation - $2,870,527). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Concentrated Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCK
Beverages – 3.9%
PepsiCo, Inc.	233,800	$12,749,114

Broadcasting & Cable/Satellite TV – 7.9%
Cablevision Systems New York Group (Class “A” Stock)*	25,665	794,845
Clear Channel Communications, Inc.(a)	198,400	6,475,776
Univision Communications, Inc. (Class “A” Stock)*(a)	542,017	15,328,241
Westwood One, Inc.	161,900	3,297,903

		25,896,765

Commercial Services – 6.6%
McGraw-Hill Cos., Inc.	359,570	16,543,816
Moody’s Corp.	104,580	4,947,680

		21,491,496

Computer Hardware – 3.0%
Dell, Inc.*	242,500	9,813,975

Computer Services – 5.4%
First Data Corp.	433,900	17,850,646

Computer Software – 6.2%
Electronic Arts, Inc.*(a)	69,000	3,974,400
Microsoft Corp.	641,546	16,429,993

		20,404,393

Financials – 10.1%
Fannie Mae(a)	97,104	5,424,229
Freddie Mac	275,270	17,419,085
Schwab, (Charles) Corp.	740,340	10,142,658

		32,985,972

Foods – 1.8%
Wrigley, (Wm., Jr.) Co.	83,100	5,911,734

Gaming/Lodging – 12.4%
Carnival Corp.(a)	122,510	6,419,524
Cendant Corp.	708,300	15,129,287
Harrah’s Entertainment, Inc.	187,920	14,796,821
Starwood Hotels & Resorts Worldwide, Inc.	72,715	4,604,314

		40,949,946

Internet & Online – 1.9%
Google, Inc. (Class “A” Stock)*	11,080	3,188,381
Yahoo!, Inc.*	91,170	3,039,608

		6,227,989

Medical Supplies & Equipment – 4.6%
Medtronic, Inc.	87,540	4,721,908
Stryker Corp.	191,890	10,379,330

		15,101,238

Movies & Entertainment – 7.3%
Time Warner, Inc.	403,786	6,872,438
Viacom, Inc. (Class “B” Stock)	506,190	16,952,303

		23,824,741

Networking/Telecom Equipment – 2.5%
Cisco Systems, Inc.*(a)	429,100	8,217,265

Oil Well Services & Equipment – 3.5%
Schlumberger Ltd.	135,420	11,340,071

Pharmacy Benefit Manager – 5.7%
Caremark Rx, Inc.*	295,500	13,173,390
Medco Health Solutions, Inc.*	112,200	5,434,968

		18,608,358

Retailing – 6.0%
Lowe’s Cos., Inc.	137,200	9,085,384
Wal-Mart Stores, Inc.	211,550	10,439,993

		19,525,377

Semiconductors/Semi Cap – 8.5%
Linear Technology Corp.(a)	158,690	6,166,693
Qualcomm, Inc.(a)	546,410	21,577,731

		27,744,424

Telecommunications – 2.7%
American Tower Corp. (Class “A” Stock)*(a)	147,530	3,390,239
Crown Castle International Corp.*(a)	254,450	5,536,832

		8,927,071

TOTAL LONG-TERM INVESTMENTS (Cost $282,810,614)		327,570,575

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 9.7%
Commercial Paper – 2.7%
BMW US Capital 3.28%, 08/01/05 (b)	$321	320,587
Countrywide Home Loans
3.48%, 08/29/05 (b)	902	898,808
3.49%, 08/29/05 (b)	1,907	1,991,461
Morgan Stanley	615	615,390
3.392%, 08/01/05 (b)(c)
Skandinaviska Enskilda Banken 3.378%, 08/17/05 (b)(c)	4,901	4,900,880

		8,727,126

Corporate Obligations – 1.8%
Lehman Brothers	1,299	1,298,642
3.372%, 08/01/05 (b)(c)
Merrill Lynch & Co., Inc.	2,887	2,886,824
3.412%, 08/01/05 (b)
Natexis Banque NY	1,712	1,711,722
3.362%, 08/01/05 (b)(c)

		5,897,188

Time Deposit – 0.7%
ING Bank Belgium	1,394	1,394,134
3.33%, 08/01/05 (b)
Societe Generale NY	1,059	1,059,322
3.312%, 08/01/05 (b)

		2,453,456

	Shares
Non-Registered Investment Company – 4.5%
BlackRock Institutional Money Market Trust(b)(j)	14,780,475	14,780,475

TOTAL SHORT-TERM INVESTMENTS (Cost $31,858,245)		31,858,245

Total Investments – 109.7% (Cost $314,668,859(p))		359,428,820
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $31,858,245) — (9.7%)		(31,771,864)

Net Assets — 100.0%		$327,656,956

The following abbreviations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $30,277,020; cash collateral of $31,858,245 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $317,831,581; accordingly, net unrealized appreciation on investments for federal income tax purposes was $41,597,239 (gross unrealized appreciation - $64,577,472; gross unrealized depreciation - $22,980,233). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Core Value Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCK
Advertising – 0.5%
Interpublic Group of Cos., Inc. (The)*(a)	20,700	$258,750

Aerospace – 1.8%
Boeing Co.(a)	6,100	402,661
General Dynamics Corp.	900	103,671
Goodrich Corp.	8,975	397,054

		903,386

Automotive Parts – 2.1%
American Axle & Manufacturing Holdings, Inc.(a)	3,700	101,935
Autoliv, Inc. (Germany)	3,500	155,925
BorgWarner, Inc.	4,000	232,681
Cooper Tire & Rubber Co.(a)	5,600	112,672
Dana Corp.(a)	7,275	114,290
Lear Corp.(a)	3,225	137,933
Magna International, Inc. (Class “A” Stock)	2,800	215,880

		1,071,316

Beverages – 0.6%
Molson Coors Brewing Co. (Class “B” Stock)	1,000	62,700
PepsiCo, Inc.	4,700	256,291

		318,991

Building Materials – 1.6%
Martin Marietta Materials, Inc.	3,500	254,415
Masco Corp.(a)	9,725	329,775
Vulcan Materials Co.	3,400	238,816

		823,006

Cable Television – 0.8%
Comcast Corp. (Class “A” Stock)*	13,500	414,855

Chemicals – 0.9%
DuPont, (E.I.) de Nemours & Co.	3,100	132,308
Eastman Chemical Co.	1,900	105,241
PPG Industries, Inc.	3,200	208,096

		445,645

Clothing & Apparel – 0.8%
Jones Apparel Group, Inc.	7,000	213,990
VF Corp.	3,200	188,928

		402,918

Computer Hardware – 2.1%
Hewlett-Packard Co.	36,500	898,630
International Business Machines Corp.(a)	2,000	166,920

		1,065,550

Computer Services & Software – 1.2%
Electronic Data Systems Corp.(a)	15,400	316,778
Microsoft Corp.	10,300	263,783

		580,561

Conglomerates – 2.6%
General Electric Co.	28,400	979,800
Textron, Inc.	4,900	363,433

		1,343,233

Consumer Products & Services – 1.3%
Newell Rubbermaid, Inc.(a)	12,800	318,336
UST, Inc.	7,100	326,742

		645,078

Containers & Packaging – 0.3%
Owens-Illinois, Inc.*	450	11,543
Smurfit-Stone Container Corp.*(a)	12,550	152,231

		163,774

Electronic Components & Equipment – 1.6%
Agere Systems, Inc.*	11,900	133,161

Flextronics International Ltd. (Singapore)*	13,800	186,852
Hubbell, Inc. (Class “B” Stock)	3,875	175,925
Sanmina-SCI Corp.*(a)	35,100	167,778
Solectron Corp.*	36,500	140,160

		803,876

Entertainment & Leisure – 1.7%
Disney, (Walt) Co.	1,900	48,716
Time Warner, Inc.	42,300	719,946
Viacom, Inc. (Class “B” Stock)	2,200	73,678

		842,340

Farming & Agriculture – 0.5%
Bunge Ltd. (Bermuda)	4,500	276,255

Financial - Bank & Trust – 10.5%
Bank of America Corp.	38,000	1,656,799
BB&T Corp.(a)	4,600	192,372
Comerica, Inc.	5,675	346,743
Huntington Bancshares, Inc.	13,300	331,702
National City Corp.	10,925	403,242
SunTrust Banks, Inc.	6,025	438,138
U.S. Bancorp(a)	18,450	554,607
Wachovia Corp.	17,861	899,837
Wells Fargo & Co.	7,800	478,452

		5,301,892

Financial Services – 15.5%
Citigroup, Inc.	47,900	2,083,649
Countrywide Financial Corp.	10,200	367,200
Fannie Mae	12,225	682,889
Freddie Mac	9,500	601,160
Goldman Sachs Group, Inc.(a)	5,000	537,400
JP Morgan Chase & Co.	23,000	808,220
KeyCorp	10,450	357,808
Lehman Brothers Holdings, Inc.	4,925	517,765
Mellon Financial Co.	10,800	328,968
Merrill Lynch & Co., Inc.	7,400	434,972
Morgan Stanley Dean Witter & Co.	6,800	360,740
PNC Financial Services Group(a)	2,500	137,050
Washington Mutual, Inc.(a)	13,012	552,750

		7,770,571

Food – 1.4%
Archer-Daniels-Midland Co.	2,200	50,468
Safeway, Inc.(a)	9,000	218,700
Sara Lee Corp.	8,800	175,384
Unilever NV	3,600	240,876

		685,428

Healthcare Services – 1.0%
HCA, Inc.(a)	2,200	108,350
Medco Health Solutions, Inc.*	8,700	421,428

		529,778

Industrial Products – 1.4%
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	3,200	206,656
Crane Co.(a)	4,400	137,060
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	1,100	85,987
SPX Corp.	5,400	263,952

		693,655

Insurance – 7.7%
ACE Ltd. (Cayman Islands)	2,500	115,525
Allstate Corp.	10,950	670,797
American International Group, Inc.	8,800	529,760
Chubb Corp.(a)	4,300	381,926
Genworth Financial, Inc.(a)	10,800	338,688
Hartford Financial Services Group, Inc.	6,600	531,762
MetLife, Inc.(a)	7,400	363,636
MGIC Investment Corp.	1,700	116,586
PartnerRe Ltd. (Bermuda)	400	25,928
St. Paul Travelers Cos., Inc. (The)(a)	12,317	542,194
Torchmark Corp.	850	44,430
XL Capital Ltd. (Class “A” Stock) (Cayman Islands)	3,100	222,642

		3,883,874

Machinery & Equipment – 0.7%
Eaton Corp.	5,500	359,370

Medical Supplies & Equipment – 0.4%
AmerisourceBergen Corp.(a)	2,800	201,012

Metals & Mining – 0.7%
United States Steel Corp.(a)	8,600	366,790

Oil & Gas – 14.6%
BP PLC, ADR (United Kingdom)	4,300	283,284
ChevronTexaco Corp.	17,000	986,170
ConocoPhillips	18,700	1,170,433
Diamond Offshore Drilling, Inc.	6,400	365,184
Exxon Mobil Corp.	49,650	2,916,937
GlobalSantaFe Corp.(a)	7,400	332,926
Marathon Oil Corp.	8,400	490,224
Occidental Petroleum Corp.	6,350	522,478
Rowan Cos., Inc.	7,800	266,448

		7,334,084

Paper & Forest Products – 0.9%
Georgia-Pacific Corp.	5,100	174,165
Temple-Inland, Inc.	7,600	302,404

		476,569

Pharmaceuticals – 3.9%
Bristol-Meyers Squibb Co.(a)	3,800	94,924
Lilly, (Eli) & Co.	5,000	281,600
Merck & Co., Inc.	6,400	198,784
Pfizer, Inc.	52,500	1,391,250

		1,966,558

Railroads – 2.4%
Burlington Northern Santa Fe Corp.	8,225	446,206
CSX Corp.	8,300	377,982
Norfolk Southern Corp.	10,400	386,984

		1,211,172

Restaurants – 0.9%
McDonald’s Corp.	15,000	467,550

Retail & Merchandising – 4.3%
Federated Department Stores, Inc.(a)	3,825	290,203
Kroger Co. (The)*	20,200	400,970
Limited Brands, Inc.	14,600	355,948
Nordstrom, Inc.	5,600	207,256
Office Depot, Inc.*	14,600	414,348
SUPERVALU, Inc.	6,600	233,640
Target Corp.	4,900	287,875

		2,190,240

Telecommunications – 6.3%
ADC Telecommunications, Inc.*(a)	8,628	225,536
BellSouth Corp.(a)	4,900	135,240
Corning, Inc.*	13,400	255,270
Nortel Networks Corp. (Canada)*	42,400	111,512
SBC Communications, Inc.(a)	17,200	420,540
Sprint Corp.(a)	28,450	765,305
Tellabs, Inc.*	25,500	247,860
Verizon Communications, Inc.	29,350	1,004,650

		3,165,913

Tobacco – 1.9%
Altria Group, Inc.	14,100	944,136

Utilities – 3.7%
American Electric Power Co., Inc.(a)	9,775	378,293
Constellation Energy Group, Inc.	3,100	186,651
Edison International Co.	2,400	98,112
Entergy Corp.(a)	5,100	397,494
FirstEnergy Corp.	8,500	423,130
Sempra Energy	7,400	314,500
Wisconsin Energy Corp.	400	16,060
Xcel Energy, Inc.	2,600	50,466

		1,864,706

TOTAL LONG-TERM INVESTMENTS (Cost $39,579,079)		49,772,832

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 21.1%
Commercial Paper – 3.5%
BMW US Capital	$117	117,350
3.28%, 08/01/05 (b)
Countrywide Home Loans	861	858,611
3.49%, 08/29/05 (b)
Morgan Stanley	733	732,671
3.392%, 08/01/05 (b)(c)
Skandinaviska Enskilda Banken	62	62,442
3.378%, 08/17/05 (b)(c)

		1,771,074

Corporate Obligations – 3.7%
Bank of America NA	168	167,946
3.392%, 08/01/05 (b)(c)
Lehman Brothers	260	260,146
3.372%, 08/01/05 (b)(c)
Merrill Lynch & Co., Inc.	194	193,932
3.412%, 08/01/05 (b)
Morgan Stanley	872	871,844
3.382%, 08/01/05 (b)(c)
Natexis Banque NY	261	260,507
3.362%, 08/01/05 (b)(c)
Sedna Finance Corp.	130	130,176
3.358%, 08/15/05 (b)(c)

		1,884,551

Time Deposit – 2.0%
ING Bank Belgium	652	651,838
3.33%, 08/01/05 (b)
Societe Generale NY	349	348,626
3.312%, 08/01/05 (b)

		1,000,464

	Shares
Non-Registered Investment Company – 11.4%
BlackRock Institutional Money Market Trust(b)(j)	5,748,993	5,748,993

Registered Investment Companies – 0.5%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	130,906	130,906
BlackRock Provident Institutional Funds TempFund Portfolio (j)	130,905	130,905

		261,811

TOTAL SHORT-TERM INVESTMENTS (Cost $10,666,893)		10,666,893

Total Investments — 119.7% (Cost $50,245,972 (p))		60,439,725
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $10,405,082) — (19.7%)		(9,960,866)

Net Assets — 100.0%		$50,478,859

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $10,044,223; cash collateral of $10,405,082 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $50,246,932; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,192,793 (gross unrealized appreciation - $11,395,119; gross unrealized depreciation - $1,202,326). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Large-Cap Core Fund

(f/k/a Strategic Partners Managed Index 500 Fund)

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 101.6%
COMMON STOCK
Aerospace – 1.4%
Goodrich Corp.	7,500	$331,800
Northrop Grumman Corp.	600	33,270
United Technologies Corp.	28,200	1,429,740

		1,794,810

Automobile Manufacturers – 0.7%
General Motors Corp.(a)	26,300	968,366

Automotive Parts – 0.3%
Dana Corp.(a)	25,900	406,889

Beverages – 1.2%
Coca-Cola Co.	15,700	687,032
PepsiCo, Inc.	17,000	927,010

		1,614,042

Broadcasting – 0.2%
Univision Communications, Inc. (Class “A” Stock)*(a)	8,400	237,552

Building Materials – 0.5%
American Standard Cos., Inc.	15,000	664,200
Masco Corp.	1,300	44,083

		708,283

Business Services – 0.3%
Fiserv, Inc.*	8,300	368,271

Cable Television – 0.5%
Comcast Corp. (Class “A” Stock)*	22,200	682,206

Chemicals – 1.5%
DuPont, (E.I.) de Nemours & Co.	6,000	256,080
Eastman Chemical Co.	7,000	387,730
Lubrizol Corp.	11,450	503,800
Lyondell Chemical Co.	13,200	368,808
PPG Industries, Inc.	6,300	409,689

		1,926,107

Clothing & Apparel – 0.5%
VF Corp.	10,912	644,244

Computer Hardware – 4.4%
Dell, Inc.*	55,400	2,242,038
Hewlett-Packard Co.(a)	58,625	1,443,348
Ingram Micro, Inc. (Class “A” Stock)*	11,200	208,768
International Business Machines Corp.	17,400	1,452,204
Network Appliance, Inc.*	18,500	471,935

		5,818,293

Computer Services & Software – 6.2%
Adobe Systems, Inc.(a)	5,600	165,984
Cisco Systems, Inc.*	27,800	532,370
Electronic Arts, Inc.*(a)	16,400	944,640
Electronic Data Systems Corp.(a)	10,600	218,042
EMC Corp.*	39,900	546,231
Mercury Interactive Corp.*(a)	4,600	181,102
Microsoft Corp.	147,500	3,777,475
Oracle Corp.*	80,700	1,095,906
Tech Data Corp.*	11,200	434,336
Unisys Corp.*	49,150	318,001

		8,214,087

Conglomerates – 3.4%
3M Co.	4,400	330,000
Altria Group, Inc.	39,750	2,661,660
Honeywell International, Inc.	6,000	235,680
Textron, Inc.	6,900	511,773

Tyco International Ltd.	25,000	761,750

		4,500,863

Construction – 0.7%
Centex Corp.	6,600	488,268
Pulte Homes, Inc.	4,000	374,480

		862,748

Consumer Products & Services – 5.5%
Colgate-Palmolive Co.	19,600	1,037,624
Fortune Brands, Inc.	7,100	671,305
Johnson & Johnson	29,175	1,866,033
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	6,800	266,152
Procter & Gamble Co.	44,200	2,458,846
Reynolds American, Inc.(a)	8,500	708,135
Whirlpool Corp.	2,600	207,948

		7,216,043

Containers & Packaging – 0.2%
Sonoco Products Co.(a)	9,900	275,220

Education – 0.3%
Strayer Education, Inc.	3,900	383,877

Electronic Components & Equipment – 5.7%
Agere Systems, Inc.*	6,700	74,973
Arrow Electronics, Inc.*	6,500	195,130
Eastman Kodak Co.(a)	17,500	467,950
Emerson Electric Co.(a)	3,000	197,400
Flextronics International Ltd. (Singapore)*	9,700	131,338
General Electric Co.	164,500	5,675,250
Hubbell, Inc. (Class “B” Stock)	6,000	272,400
Solectron Corp.*	95,600	367,104
Vishay Intertechnology, Inc.*	9,500	133,190

		7,514,735

Entertainment & Leisure – 2.6%
Carnival Corp.(a)	14,000	733,600
Disney, (Walt) Co.	11,000	282,040
International Game Technology Group, Inc.	16,400	448,704
Time Warner, Inc.	99,500	1,693,490
Viacom, Inc. (Class “B” Stock)	6,500	217,685

		3,375,519

Farming & Agriculture – 0.4%
Bunge Ltd. (Bermuda)	8,400	515,676

Financial - Bank & Trust – 6.2%
Bank of America Corp.	65,604	2,860,335
Comerica, Inc.	9,500	580,450
Commerce Bancorp, Inc.(a)	15,600	529,308
Huntington Bancshares, Inc.	5,000	124,700
National City Corp.	29,300	1,081,463
SunTrust Banks, Inc.	9,200	669,024
U.S. Bancorp(a)	16,806	505,188
Wachovia Corp.	22,400	1,128,512
Wells Fargo & Co.	11,000	674,740

		8,153,720

Financial Services – 9.0%
American Express Co.	14,000	770,000
Bank of New York Co., Inc. (The)	5,800	178,524
Citigroup, Inc.	89,833	3,907,735
Fannie Mae	3,825	213,665
Goldman Sachs Group, Inc.	8,300	892,084
JP Morgan Chase & Co.	48,282	1,696,629
KeyCorp	20,600	705,344
Legg Mason, Inc.	5,700	582,255
Lehman Brothers Holdings, Inc.	8,800	925,144
Merrill Lynch & Co., Inc.	16,800	987,504
Morgan Stanley Dean Witter & Co.	9,000	477,450
PNC Financial Services Group	10,800	592,056

		11,928,390

Food – 0.7%
Albertson’s, Inc.	2,500	53,275
Archer-Daniels-Midland Co.	11,438	262,388
Wrigley, (Wm., Jr.) Co.	8,800	626,032

		941,695

Healthcare Services – 3.2%
Caremark Rx, Inc.*	24,800	1,105,584
HCA, Inc.	8,100	398,925
Health Management Associates, Inc. (Class “A” Stock)	29,700	706,860
UnitedHealth Group, Inc.	39,200	2,050,160

		4,261,529

Industrial Products – 0.6%
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	5,800	374,564
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	6,000	469,020

		843,584

Insurance – 7.3%
ACE Ltd. (Cayman Islands)	12,600	582,246
AFLAC, Inc.	6,200	279,620
American International Group, Inc.	53,294	3,208,298
Axis Capital Holdings Ltd. (Bermuda)	16,150	465,120
Chubb Corp.(a)	10,575	939,272
Hartford Financial Services Group, Inc.	3,200	257,824
Lincoln National Corp.	13,000	627,900
St. Paul Travelers Cos., Inc. (The)(a)	20,697	911,082
UnumProvident Corp.(a)	11,400	218,310
Wellpoint, Inc.*	22,800	1,612,872
XL Capital Ltd. (Class “A” Stock) (Cayman Islands)	7,500	538,650

		9,641,194

Internet Services – 3.1%
eBay, Inc.*(a)	45,200	1,888,456
McAfee, Inc.*	15,200	477,280
Yahoo!, Inc.*(a)	51,400	1,713,676

		4,079,412

Machinery & Equipment – 0.4%
Eaton Corp.	8,000	522,720

Medical Supplies & Equipment – 2.9%
Abbott Laboratories	10,100	470,963
Alcon, Inc. (Switzerland)	4,800	549,840
Amgen, Inc.*	8,400	669,900
Applera Corp. - Applied Biosystems Group	11,000	229,020
St. Jude Medical, Inc.*	20,000	948,200
Zimmer Holdings, Inc.*	12,400	1,021,264

		3,889,187

Metals & Mining – 0.5%
Alcan, Inc. (Canada)	3,700	124,986
Novelis, Inc. (Canada)	740	20,557
United States Steel Corp.(a)	12,800	545,920

		691,463

Oil & Gas – 9.2%
Baker Hughes, Inc.	6,100	344,894
ChevronTexaco Corp.	37,494	2,175,027
ConocoPhillips	18,640	1,166,678
Diamond Offshore Drilling, Inc.	5,000	285,300
El Paso Corp.(a)	14,900	178,800
Exxon Mobil Corp.	79,400	4,664,749
FMC Technologies, Inc.*	6,000	217,500
Halliburton Co.(a)	7,000	392,350
Marathon Oil Corp.	6,500	379,340
Nabors Industries Ltd. (Bermuda)*	10,100	661,045
Noble Energy, Inc.	4,300	354,793
Occidental Petroleum Corp.	3,900	320,892
Valero Energy Corp.	2,800	231,784
XTO Energy, Inc.	17,600	617,584

		11,990,736

Personal Services – 0.4%
Apollo Group, Inc. (Class “A” Stock)*(a)	7,300	548,595

Pharmaceuticals – 3.9%
Bristol-Meyers Squibb Co.(a)	18,400	459,632
Cephalon, Inc.*(a)	8,000	335,200

Forest Laboratories, Inc.*	11,900	475,048
Genentech, Inc.*	4,500	401,985
Gilead Sciences, Inc.*	12,600	564,606
Lilly, (Eli) & Co.	23,400	1,317,888
Merck & Co., Inc.	4,700	145,982
Pfizer, Inc.	53,580	1,419,870

		5,120,211

Printing & Publishing – 0.2%
Donnelley, (R.R.) & Sons Co.	7,300	263,165

Railroads – 1.2%
Burlington Northern Santa Fe Corp.	4,100	222,425
CSX Corp.	12,300	560,142
Norfolk Southern Corp.	22,100	822,341

		1,604,908

Restaurants – 0.2%
McDonald’s Corp.	10,000	311,700

Retail & Merchandising – 6.4%
Home Depot, Inc.	51,700	2,249,467
Lowe’s Cos., Inc.	29,700	1,966,734
SUPERVALU, Inc.*	7,400	261,960
Target Corp.	25,400	1,492,250
TJX Cos., Inc.	30,400	714,704
Wal-Mart Stores, Inc.	27,500	1,357,125
Williams-Sonoma, Inc.*	9,900	437,184

		8,479,424

Semiconductors – 2.2%
Broadcom Corp. (Class “A” Stock)*	11,000	470,470
Intel Corp.	68,500	1,859,090
Marvell Technology Group Ltd. (Bermuda)*	14,410	629,573

		2,959,133

Telecommunications – 5.3%
ALLTEL Corp.(a)	4,400	292,600
BellSouth Corp.	26,400	728,640
Lucent Technologies, Inc.*(a)	49,600	145,328
Motorola, Inc.	30,700	650,226
Nextel Communications, Inc. (Class “A” Stock)*	13,600	473,280
QUALCOMM, Inc.	25,600	1,010,944
SBC Communications, Inc.	47,200	1,154,040
Sprint Corp.(a)	36,900	992,610
Tellabs, Inc.*	20,300	197,316
Verizon Communications, Inc.	37,672	1,289,513

		6,934,497

Transportation – 1.0%
United Parcel Service, Inc. (Class “B” Stock)	18,300	1,335,351

Utilities – 1.2%
American Electric Power Co., Inc.(a)	11,700	452,790
DTE Energy Co.	9,500	446,500
Progress Energy, Inc.(a)	6,200	276,582
Sempra Energy	10,300	437,750

		1,613,622

TOTAL LONG-TERM INVESTMENTS (Cost $110,240,078)		134,142,067

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 8.5%
Commercial Paper – 2.9%
BMW US Capital
3.28%, 08/01/05 (b)	$108	108,128
Countrywide Home Loans
3.48%, 08/29/05 (b)	322	321,462
3.49%, 08/29/05 (b)	712	1,008,490
Morgan Stanley
3.392%, 08/01/05 (b)(c)	1,071	1,070,516
Skandinaviska Enskilda Banken
3.378%, 08/17/05 (b)(c)	1,302	1,302,475

		3,811,071

Corporate Obligations – 0.5%
Merrill Lynch & Co., Inc.
3.412%, 08/01/05 (b)	561	561,488
Natexis Banque NY
3.362%, 08/01/05 (b)(c)	95	95,072
Sedna Finance Corp.
3.358%, 08/15/05 (b)(c)	52	51,942

		708,502

Time Deposit – 0.7%
ING Bank Belgium
3.33%, 08/01/05 (b)	564	564,136
Societe Generale NY
3.312%, 08/01/05 (b)	349	348,547

		912,683

	Shares
Non-Registered Investment Company – 3.8%
BlackRock Institutional Money Market Trust(b)(j)	4,985,183	4,985,183

Registered Investment Companies – 0.6%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	427,980	427,980
BlackRock Provident Institutional Funds TempFund Portfolio (j)	427,980	427,980

		855,960

TOTAL SHORT-TERM INVESTMENTS (Cost $11,273,399)		11,273,399

Total Investments — 110.1% (Cost $121,513,477(p))		145,415,466
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $10,417,439) — (10.1%)		(13,392,461)

Net Assets — 100.0%		$132,023,005

The following abbreviations are used throughout the Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $9,975,952; cash collateral of $10,417,439 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $122,557,748; accordingly, net unrealized appreciation on investments for federal income tax purposes was $22,857,718 (gross unrealized appreciation - $28,546,545; gross unrealized depreciation - $5,688,827). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Equity Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCK
Aerospace – 1.8%
United Technologies Corp.	72,000	$3,650,400

Broadcasting – 3.0%
News Corp. (Class “A” Stock)	264,700	4,335,786
Univision Communications, Inc. (Class “A” Stock)*	7,700	217,756
Westwood One, Inc.	80,000	1,629,600

		6,183,142

Building Materials – 1.3%
American Standard Cos., Inc.	62,200	2,754,216

Business Services – 1.7%
Fiserv, Inc.*	79,300	3,518,541

Cable Television – 0.9%
Comcast Corp. (Class “A” Stock)*	60,000	1,814,600

Chemicals – 4.2%
Air Products & Chemicals, Inc.	92,700	5,539,752
DuPont, (E.I.) de Nemours & Co.	66,200	2,825,416
Rohm & Haas Co.	10,000	460,600

		8,825,768

Computer Services & Software – 5.4%
Microsoft Corp.	311,700	7,982,637
Oracle Corp.*	150,000	2,037,000
Symantec Corp.*	54,750	1,202,858

		11,222,495

Conglomerates – 5.2%
General Electric Co.	290,000	10,005,000
Johnson Controls, Inc.	13,000	746,720

		10,751,720

Consumer Products & Services – 6.7%
Avon Products, Inc.	148,700	4,863,977
Colgate-Palmolive Co.	27,500	1,455,850
Fortune Brands, Inc.	17,500	1,654,625
Loews Corp. - Carolina Group	50,800	1,977,644
Procter & Gamble Co.	70,000	3,894,100

		13,846,196

Electronic Components & Equipment – 1.2%
Emerson Electric Co.	36,700	2,414,860

Entertainment & Leisure – 6.1%
Royal Caribbean Cruises Ltd. (Liberia)(a)	23,100	1,049,895
Time Warner, Inc.	345,100	5,873,602
Viacom, Inc. (Class “B” Stock)	170,000	5,693,300

		12,616,797

Financial - Bank & Trust – 3.4%
Bank of America Corp.	86,700	3,780,120
North Fork Bancorp, Inc.	81,200	2,224,068
Wachovia Corp.	21,300	1,073,094

		7,077,282

Financial Services – 13.2%
Citigroup, Inc.	210,100	9,139,349
Fannie Mae	119,700	6,686,442
Goldman Sachs Group, Inc.	14,200	1,526,216
J.P. Morgan Chase & Co.	172,500	6,061,650
Merrill Lynch & Co., Inc.	46,600	2,739,148
Morgan Stanley Dean Witter & Co.	29,300	1,554,365

		27,707,170

Healthcare Services – 1.5%
Health Management Associates, Inc. (Class “A” Stock)(a)	74,000	1,761,200
UnitedHealth Group, Inc.	25,000	1,307,500

		3,068,700

Industrial Products – 0.3%
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	7,200	562,824

Insurance – 11.4%
ACE Ltd.	93,500	4,320,635
American International Group, Inc.	165,000	9,933,000
Axis Capital Holdings Ltd. (Bermuda)	87,100	2,508,480
MetLife, Inc.	32,600	1,601,964
Wellpoint, Inc.*	78,400	5,546,016

		23,910,095

Machinery & Equipment – 0.3%
Danaher Corp.(a)	10,000	554,500

Medical Supplies & Equipment – 3.0%
Applera Corp. - Applied Biosystems Group	12,500	260,250
Boston Scientific Corp.*	183,000	5,297,850
Zimmer Holdings, Inc.*	9,100	749,476

		6,307,576

Oil & Gas – 10.5%
Baker Hughes, Inc.	31,300	1,769,702
BP PLC, ADR (United Kingdom)	27,200	1,791,936
ChevronTexaco Corp.	33,300	1,931,733
ConocoPhillips	61,900	3,874,321
EnCana Corp. (Canada)	3,100	128,185
Exxon Mobil Corp.	80,900	4,752,875
Marathon Oil Corp.	17,600	1,027,136
Nabors Industries Ltd. (Bermuda)*	32,800	2,146,760
Noble Energy, Inc.	33,100	2,731,081
Schlumberger Ltd. (Netherland Antilles)	19,400	1,624,556

		21,778,285

Pharmaceuticals – 1.9%
Forest Laboratories, Inc.*	15,000	598,800
Lilly, (Eli) & Co.	33,200	1,869,824
Pfizer, Inc.	56,800	1,505,200

		3,973,824

Railroads – 1.7%
Union Pacific Corp.	50,000	3,515,500

Retail & Merchandising – 3.4%
Home Depot, Inc.	130,000	5,656,300
Lowe’s Cos., Inc.(a)	20,000	1,324,400

		6,980,700

Semiconductors – 0.4%
Texas Instruments, Inc.	26,300	835,288

Telecommunications – 5.2%
BellSouth Corp.	56,500	1,559,400
QUALCOMM, Inc.	72,200	2,851,178
SBC Communications, Inc.	159,900	3,909,555
Verizon Communications, Inc.	75,000	2,567,250

		10,887,383

Tobacco – 2.7%
Altria Group, Inc.	85,000	5,691,600
Transportation – 1.1%
United Parcel Service, Inc. (Class “B” Stock)(a)	32,000	2,335,040

Utilities – 2.0%
Entergy Corp.	17,000	1,324,980
FirstEnergy Corp.	17,100	851,238
PPL Corp.	21,500	1,323,970
Sempra Energy	15,000	637,500

		4,137,688

TOTAL LONG-TERM INVESTMENTS (Cost $170,850,152)		206,922,190

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 2.7%
Commercial Paper – 0.8%
Countrywide Home Loans	$696	693,810
3.49%, 08/29/05 (b)
Morgan Stanley	869	868,512
3.392%, 08/01/05 (b)(c)
Skandinaviska Enskilda Banken	166	165,863
3.378%, 08/17/05 (b)(c)

		1,728,185

Corporate Obligations
Natexis Banque NY	96	96,397

3.362%, 08/01/05 (b)(c)
Time Deposit – 0.1%
ING Bank Belgium	158	158,281
3.33%, 08/01/05 (b)
Societe Generale NY	4	4,137
3.312%, 08/01/05 (b)

		162,418

	Shares
Registered Investment Companies – 1.8%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	1,860,464	1,860,464
BlackRock Provident Institutional Funds TempFund Portfolio (j)	1,860,463	1,860,463

		3,720,927

TOTAL SHORT-TERM INVESTMENTS (Cost $5,707,927)		5,707,927

Total Investments — 102.2% (Cost $176,558,079 (p))		212,630,117
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $1,987,000)— (2.2%)		(4,516,708)

Net Assets — 100.0%		$208,113,409

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $1,905,803; cash collateral of $1,987,000 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $178,074,573; accordingly, net unrealized appreciation on investments for federal income tax purposes was $34,555,544 (gross unrealized appreciation - $37,732,355; gross unrealized depreciation - $3,176,811). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Growth with Income Fund

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS– 99.2%
COMMON STOCK
Advertising – 0.5%
Interpublic Group of Cos., Inc. (The)*(a)	13,110	$163,875

Aerospace – 4.3%
Lockheed Martin Corp.	10,200	636,480
United Technologies Corp.	15,510	786,357

		1,422,837

Beverages – 2.1%
Coca-Cola Co. (The)	3,800	166,288
PepsiCo, Inc.	9,934	541,701

		707,989

Broadcasting – 0.7%
Univision Communications, Inc. (Class “A” Stock)*(a)	8,590	242,925

Building Materials – 1.1%
Masco Corp.(a)	11,010	373,349

Business Services – 1.0%
Accenture Ltd. (Class “A” Stock)*	12,810	320,762

Chemicals – 2.0%
Dow Chemical Co.	6,800	326,060
Praxair, Inc.	6,730	332,395

		658,455

Clothing & Apparel – 0.8%
NIKE, Inc. (Class “B” Stock)	3,060	256,428

Computer Hardware – 3.8%
Apple Computer, Inc.*(a)	6,090	259,739
Dell, Inc.*	16,500	667,755
International Business Machines Corp.(a)	3,770	314,644

		1,242,138

Computer Services & Software – 7.7%
Cisco Systems, Inc.*	27,050	518,008
Electronic Arts, Inc.*(a)	6,580	379,008
EMC Corp.*	54,370	744,325
Oracle Corp.*	49,100	666,778
Symantec Corp.*	10,430	229,147

		2,537,266

Conglomerates – 3.1%
Altria Group, Inc.	7,310	489,478
Tyco International Ltd.	17,490	532,920

		1,022,398

Consumer Products & Services – 5.4%
Avon Products, Inc.	5,840	191,026
Colgate-Palmolive Co.	8,070	427,226
Procter & Gamble Co.	10,260	570,764
Reckitt Benckiser PLC (United Kingdom)	19,390	582,753

		1,771,769

Entertainment & Leisure – 3.7%
Carnival Corp.(a)	7,000	366,800
Disney, (Walt) Co.	14,360	368,191
Hilton Group PLC (United Kingdom)	31,860	162,388
Viacom, Inc. (Class “B” Stock)	9,433	315,911

		1,213,290

Farming & Agriculture – 1.2%
Monsanto Co.	5,980	402,873

Financial - Bank & Trust – 3.5%
Bank of America Corp.	12,700	553,720
Wells Fargo & Co.	9,760	598,678

		1,152,398

Financial Services – 9.1%
American Express Co.	8,080	444,400
Citigroup, Inc.	7,440	323,640

Goldman Sachs Group, Inc.	5,080	545,999
J.P. Morgan Chase & Co.	11,460	402,704
Legg Mason, Inc.	3,900	398,385
Lehman Brothers Holdings, Inc.	4,070	427,879
SLM Corp.(a)	8,460	435,605

		2,978,612

Food – 0.7%
Nestle SA (Switzerland)	874	239,773

Industrial Products – 0.5%
Illinois Tool Works, Inc.	1,760	150,744

Insurance – 3.0%
American International Group, Inc.	16,505	993,601

Internet Services – 1.5%
eBay, Inc.*	5,830	243,577
Yahoo!, Inc.*(a)	7,930	264,387

		507,964

Machinery & Equipment – 1.3%
Caterpillar, Inc.	8,160	439,906

Medical Supplies & Equipment – 9.5%
Abbott Laboratories	13,300	620,179
Amgen, Inc.*	8,480	676,279
Boston Scientific Corp.*	10,840	313,818
Genzyme Corp.*	4,510	335,589
Guidant Corp.	2,870	197,456
Medtronic, Inc.	8,430	454,714
Synthes, Inc. (Switzerland)	1,570	170,336
Zimmer Holdings, Inc.*	4,220	347,559

		3,115,930

Oil & Gas – 9.8%
BP PLC, ADR (United Kingdom)	5,495	362,011
EnCana Corp. (Canada)	8,040	332,454
EOG Resources, Inc.	5,790	353,769
Halliburton Co.(a)	10,570	592,448
Noble Corp.*(a)	9,120	612,681
Total SA, ADR (France)(a)	3,960	495,000
Transocean, Inc.*	8,240	464,983

		3,213,346

Pharmaceuticals – 8.9%
Gilead Sciences, Inc.*	8,840	396,120
Johnson & Johnson	14,420	922,304
Lilly, (Eli) & Co.	9,260	521,523
Roche Holding AG (Switzerland)	3,370	458,208
Wyeth	14,280	653,310

		2,951,465

Retail & Merchandising – 5.8%
Gap, Inc.	14,210	299,973
Staples, Inc.	16,460	374,794
Target Corp.	9,370	550,487
TJX Cos., Inc.(a)	14,990	352,415
Wal-Mart Stores, Inc.	6,670	329,165

		1,906,834

Semiconductors – 2.2%
Analog Devices, Inc.	10,720	420,224
Texas Instruments, Inc.	3,720	118,147
Xilinx, Inc.	6,950	197,033

		735,404

Telecommunications – 4.0%
Amdocs Ltd.*	8,170	242,567
QUALCOMM, Inc.	6,950	274,456
Sprint Corp.(a)	17,495	470,615
Vodafone Group PLC, ADR (United Kingdom)(a)	13,032	336,617

		1,324,255

Transportation – 0.7%
FedEx Corp.	2,900	243,861

Utilities – 1.3%
Entergy Corp.	1,210	94,307
Exelon Corp.	6,360	340,388

		434,695

TOTAL LONG-TERM INVESTMENTS (Cost $26,577,282)		32,725,142

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 15.0%
Commercial Paper – 3.6%
BMW US Capital	$51	50,930
3.28%, 08/01/05 (b)
Countrywide Home Loans
3.48%, 08/29/05 (b)	27	26,862
3.49%, 08/29/05 (b)	54	53,723
3.49%, 08/29/05 (b)	236	235,318
Morgan Stanley	529	528,639
3.392%, 08/01/05 (b)(c)
Skandinaviska Enskilda Banken	292	292,406
3.378%, 08/17/05 (b)(c)

		1,187,878

Corporate Obligations – 2.8%
Bank of America NA	317	316,578
3.392%, 08/01/05 (b)
Lehman Brothers	165	164,759
3.372%, 08/01/05 (b)(c)
Morgan Stanley	330	329,808
3.382%, 08/01/05 (b)(c)
Natexis Banque NY	107	107,080
3.362%, 08/01/05 (b)(c)

		918,225

Time Deposit – 1.4%
ING Bank Belgium	283	282,721
3.33%, 08/01/05 (b)
Societe Generale NY	164	163,804
3.312%, 08/01/05 (b)

		446,525

	Shares
Non-Registered Investment Company – 7.0%
BlackRock Institutional Money Market Trust (b) (j)	2,348,097	2,348,097

Registered Investment Companies – 0.2%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	29,605	29,605
BlackRock Provident Institutional Funds TempFund Portfolio (j)	29,604	29,604

		59,209

TOTAL SHORT-TERM INVESTMENTS (Cost $4,959,934)		4,959,934

Total Investments — 114.2% (Cost $31,537,216 (p))		37,685,076
Liabilities in Excess of Other Assets (Includes cash collateral for securities on loan of $4,900,725) — (14.2%)		(4,671,624)

Net Assets — 100.0%		$33,013,452

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. Securities on loan have an aggregate market value of such securities is $4,725,750; cash collateral of $4,900,725 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $32,032,514; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,652,562 (gross unrealized appreciation - $5,978,100; gross unrealized depreciation - $325,538). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Capital Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCK
Aerospace & Defense – 3.9%
Honeywell International, Inc.	63,600	$2,498,208
Lockheed Martin Corp.	19,700	1,229,280
Raytheon Co.	32,200	1,266,426

		4,993,914

Automobile Manufacturers – 0.8%
General Motors Corp.(a)	29,400	1,082,508

Beverages – 2.3%
Anheuser-Busch Cos., Inc.(a)	25,500	1,130,925
Coca-Cola Co.	42,000	1,837,920

		2,968,845

Capital Markets – 5.5%
Franklin Resources, Inc.	15,800	1,276,956
Mellon Financial Corp.	52,500	1,599,150
Merrill Lynch & Co., Inc.	23,900	1,404,842
Morgan Stanley Dean Witter & Co.	30,000	1,591,500
Schwab, (Charles) Corp.	87,600	1,200,120

		7,072,568

Chemicals – 2.8%
Dow Chemical Co.	20,600	987,770
DuPont, (E.I.) de Nemours & Co.	34,400	1,468,192
Hercules, Inc.*	79,200	1,108,800

		3,564,762

Commercial Banks – 5.4%
Bank of America Corp.	81,600	3,557,760
Comerica, Inc.	5,100	311,610
SunTrust Banks, Inc.	10,100	734,472
U.S. Bancorp(a)	78,600	2,362,716

		6,966,558

Commercial Services & Supplies – 1.2%
Waste Management, Inc.	56,400	1,585,968

Communication Equipment – 1.1%
Motorola, Inc.	66,900	1,416,942

Computer Hardware – 1.7%
International Business Machines Corp.(a)	25,900	2,161,614

Computers & Peripherals – 1.3%
Hewlett-Packard Co.	68,900	1,696,318

Consumer Finance – 1.6%
American Express Co.	37,300	2,051,500

Diversified Financial Services – 4.5%
Citigroup, Inc.	43,900	1,909,650
J.P. Morgan Chase & Co.	113,400	3,984,876

		5,894,526

Diversified Telecommunication Services – 4.9%
ALLTEL Corp.(a)	22,200	1,476,300
Qwest Communications International, Inc.*	262,300	1,001,986
Sprint Corp.(a)	80,200	2,157,380
Verizon Communications, Inc.	48,700	1,667,001

		6,302,667

Electric Utilities – 1.4%
FirstEnergy Corp.	35,600	1,772,168

Energy Equipment & Services – 2.0%
Baker Hughes, Inc.	46,900	2,651,726

Financial - Bank & Trust – 1.9%
Fifth Third Bancorp	18,000	775,800
State Street Corp.	34,000	1,691,160

		2,466,960

Financial Services – 1.1%
Fannie Mae	24,700	1,379,742

Food Products – 2.7%
Campbell Soup Co.	40,600	1,252,510
General Mills, Inc.(a)	22,800	1,080,720
Unilever NV (Netherlands)	18,000	1,204,380

		3,537,610

Gas Utilities – 1.6%
NiSource, Inc.	85,700	2,081,653

Hotels, Restaurants & Leisure – 1.2%
McDonald’s Corp.	49,700	1,549,149

Household Durables – 1.2%
Newell Rubbermaid, Inc.(a)	61,600	1,531,992

Industrial Conglomerates – 3.7%
General Electric Co.	98,000	3,381,000
Tyco International Ltd.	46,300	1,410,761

		4,791,761

Insurance – 6.2%
American International Group, Inc.	29,800	1,793,960
Hartford Financial Services Group, Inc.	18,800	1,514,716
Marsh & McLennan Cos., Inc.	97,200	2,815,884
St. Paul Cos., Inc.(a)	42,700	1,879,654

		8,004,214

Media – 8.7%
Comcast Corp. (Class “A” Stock)*	61,100	1,833,000
Discovery Holding Co. (Class “A” Stock)*	15,730	224,467
Disney, (Walt) Co.	65,500	1,679,420
Dow Jones & Co., Inc.(a)	29,800	1,118,394
Liberty Media Corp. (Class “A” Stock)*(a)	155,100	1,363,329
New York Times Co. (Class “A” Stock)(a)	41,700	1,314,384
Time Warner, Inc.*	139,900	2,381,098
Viacom, Inc. (Class “B” Stock)	46,100	1,543,889

		11,457,981

Metals & Mining – 0.8%
Nucor Corp.(a)	18,900	1,048,005

Multi-Utilities & Unregulated Power – 1.8%
Duke Energy Corp.	76,900	2,271,626

Oil & Gas – 9.7%
Amerada Hess Corp.(a)	13,500	1,591,110
ChevronTexaco Corp.	54,500	3,161,545
Exxon Mobil Corp.	55,700	3,272,375
Royal Dutch Shell PLC, ADR (Netherlands)*	20,300	1,243,984
Total SA, ADR (France)(a)	27,200	3,400,000

		12,669,014

Paper & Forest Products – 2.0%
Bowater, Inc.	27,400	926,394
International Paper Co.	52,100	1,646,360

		2,572,754

Pharmaceuticals – 7.7%
Bristol-Meyers Squibb Co.(a)	55,800	1,393,884
Johnson & Johnson	23,700	1,515,852
Merck & Co., Inc.	74,700	2,320,182
Pfizer, Inc.	72,300	1,915,950
Schering-Plough Corp.	66,900	1,392,858
Wyeth	33,400	1,528,050

		10,066,776

Retail & Merchandising – 0.8%
RadioShack Corp.(a)	45,400	1,065,538

Road & Rail – 2.0%
Union Pacific Corp.	37,500	2,636,625

Semi-Conductor & Semi-Conductor Instruments – 1.4%
Texas Instruments, Inc.(a)	56,500	1,794,440

Software – 1.6%
Microsoft Corp.	78,500	2,010,385

Specialty Retail – 1.2%
Home Depot, Inc.	35,800	1,557,658

Telecommunications – 1.1%
SBC Communications, Inc.(a)	56,100	1,371,645

Tobacco – 0.9%
Altria Group, Inc.	16,800	1,124,928

TOTAL LONG-TERM INVESTMENTS (Cost $116,225,797)		129,173,040

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 17.8%
Commercial Paper – 3.5%
BMW US Capital	$236	235,571
3.28%, 08/01/05 (b)
Countrywide Home Loans
3.48%, 08/29/05 (b)	1,089	1,085,380
3.49%, 08/29/05 (b)	3,114	3,105,084
Morgan Stanley	86	85,935
3.392%, 08/01/05 (b)(c)
Skandinaviska Enskilda Banken	82	82,278
3.378%, 08/17/05 (b)(c)

		4,594,248

Corporate Obligations – 3.2%
Bank of America NA	2,175	2,174,903
3.392%, 08/01/05 (b)
Lehman Brothers	880	879,692
3.372%, 08/01/05 (b)(c)
Merrill Lynch & Co., Inc.	330	329,804
3.412%, 08/01/05 (b)
Sedna Finance Corp.	819	818,594
3.358%, 08/15/05 (b)(c)

		4,202,993

Time Deposit – 1.4%
ING Bank Belgium	1,124	1,124,431
3.33%, 08/01/05 (b)
Societe Generale NY	743	743,126
3.312%, 08/01/05 (b)

		1,867,557

	Shares
Non-Registered Investment Company – 9.4%
BlackRock Institutional Money Market Trust(b)(j)	12,023,074	12,023,074

Registered Investment Companies – 0.3%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	444,961	444,961

TOTAL SHORT-TERM INVESTMENTS (Cost $23,132,833)		23,132,833

Total Investments — 117.5% (Cost $139,358,630 (p))		152,305,873
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $22,687,872) — (17.5%)		(22,684,729)

Net Assets — 100.0%		$129,621,144

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,937,812; cash collateral of $22,687,872 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(p)	The United States federal income tax basis of the Fund’s investments was $139,501,654; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,804,219 (gross unrealized appreciation - $15,881,109; gross unrealized depreciation - $3,076,890). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 106.6%
COMMON STOCK – 62.6%
Airlines – 0.1%
Southwest Airlines Co.	5,417	$76,867

Automobile Manufacturers – 0.1%
Ford Motor Co.	9,329	100,193

Automotive Parts – 1.1%
Advance Auto Parts, Inc.*	466	32,135
Autoliv, Inc. (Germany)	3,905	173,968
Goodyear Tire & Rubber Co.(The)*(a)	43,182	751,799
TRW Automotive Holdings Corp.*	10,721	285,500

		1,243,402

Beverages – 1.1%
Molson Coors Brewing Co. (Class “B” Stock)	163	10,220
Pepsi Bottling Group, Inc.	25,551	745,067
PepsiAmericas, Inc.	20,683	533,208

		1,288,495

Building Materials – 0.1%
USG Corp.*	1,786	87,335

Business Services – 1.1%
Accenture Ltd. (Class “A” Stock)*	17,828	446,413
Alliance Data Systems Corp.*	359	15,283
Deluxe Corp.	2,865	114,600
Equifax, Inc.	6,647	241,951
Harland, (John H.) Co.	13,216	510,534

		1,328,781

Chemicals – 1.2%
Eastman Chemical Co.	13,042	722,397
FMC Corp.*	11,707	708,039

		1,430,436

Commercial Services – 0.1%
PHH Corp.*	2,785	78,788

Computer Hardware – 2.1%
Apple Computer, Inc.*(a)	19,415	828,050
Dell, Inc.*	28,805	1,165,739
International Business Machines Corp.	5,296	442,004
Western Digital Corp.*	2,352	35,256

		2,471,049

Computer Services & Software – 2.3%
Adobe Systems, Inc.(a)	1,983	58,776
AutoDesk, Inc.	2,946	100,724
Cisco Systems, Inc.*(a)	13,590	260,249
Computer Sciences Corp.*	18,229	834,523
Intergraph Corp.*(a)	2,286	86,937
Intuit, Inc.*(a)	8,085	388,079
Microsoft Corp.	13,726	351,523
Oracle Corp.*	23,502	319,157
Parametric Technology Corp.*	35,374	244,081
Symantec Corp.*	1,898	41,699

		2,685,748

Conglomerates – 0.8%
Cendant Corp.	25,394	542,415
Tyco International Ltd.	11,614	353,879

		896,294

Construction – 0.6%
Cal Dive International, Inc.*(a)	12,037	712,831

Consumer Products & Services – 3.4%
Black & Decker Corp.	12,621	1,139,803
Clorox Co.	4,650	259,703
Energizer Holdings, Inc.*(a)	4,457	284,802
Johnson & Johnson	33,227	2,125,198

Kimberly-Clark Corp.	895	57,065
Rent-A-Center, Inc.*	7,688	162,140

		4,028,711

Containers & Packaging – 0.4%
Greif, Inc. (Class “A” Stock)	3,435	216,405
Silgan Holdings, Inc.	4,865	279,397

		495,802

Electronic Components & Equipment
Amphenol Corp. (Class “A” Stock)	175	7,795

Entertainment & Leisure – 3.6%
Disney, (Walt) Co.	45,296	1,161,389
Pixar*	10,338	444,637
Regal Entertainment Group (Class “A” Stock)(a)	5,438	105,008
Time Warner, Inc.	71,217	1,212,113
Viacom, Inc. (Class “B” Stock)	40,431	1,354,035

		4,277,182

Environmental Services – 0.1%
Republic Services, Inc.	2,191	79,424

Farming & Agriculture – 0.2%
Bunge Ltd. (Bermuda)	4,253	261,092

Financial - Bank & Trust – 4.7%
Bank of America Corp.	48,819	2,128,509
Comerica, Inc.	7,930	484,523
Corus Bankshares, Inc.	791	49,627
Golden West Financial Corp.(a)	8,953	583,019
National City Corp.	8,718	321,781
Wachovia Corp.	10,013	504,455
Wells Fargo & Co.	23,325	1,430,756

		5,502,670

Financial Services – 5.2%
American Express Co.	28,989	1,594,394
Capital One Financial Corp.(a)	11,819	975,068
Compucredit Corp.*	3,255	123,267
Countrywide Financial Corp.	33,402	1,202,471
Downey Financial Corp.	4,531	350,881
Edwards, (A.G.), Inc.	2,573	113,984
Franklin Resources, Inc.	4,319	349,062
Morgan Stanley Dean Witter & Co.	10,270	544,824
Nelnet, Inc. (Class “A” Stock)*	1,734	65,805
Washington Mutual, Inc.(a)	13,168	559,377
WFS Financial, Inc.*	3,202	192,088

		6,071,221

Food – 2.0%
Archer-Daniels-Midland Co.	28,819	661,108
Chiquita Brands International, Inc.	11,417	344,565
Gold Kist, Inc.*	6,273	127,969
Pilgrim’s Pride Corp.(a)	28,237	1,068,770
Seaboard Corp.	89	152,992

		2,355,404

Healthcare Services – 1.5%
Kindred Healthcare, Inc.*	8,409	308,947
McKesson Corp.	27,089	1,219,004
UnitedHealth Group, Inc.	5,166	270,182

		1,798,133

Industrial Products
Nucor Corp.(a)	717	39,758

Insurance – 4.2%
Aetna, Inc.	986	76,316
Arch Capital Group Ltd.*	3,737	171,902
Axis Capital Holdings Ltd. (Bermuda)	9,107	262,282
Berkley, (W.R.) Corp.	26,706	999,606
Chubb Corp.(a)	9,025	801,601
Endurance Specialty Holdings Ltd.	22,619	882,141
First American Corp.	17,937	788,331
HCC Insurance Holdings, Inc.	5,889	163,243
Loews Corp.	818	68,409
Platinum Underwriters Holdings Ltd. (Bermuda)*	1,472	51,034

Protective Life Corp.	9,170	399,445
Zenith National Insurance Corp.	4,552	317,001

		4,981,311

Internet Services
EarthLink, Inc.*	4,898	46,678

Machinery & Equipment – 1.0%
Cummins, Inc.(a)	12,692	1,084,404
Danaher Corp.	979	54,286
Mettler-Toledo International, Inc.	158	8,295
(Switzerland)*
Toro Co. (The)	753	30,301

		1,177,286

Medical Supplies & Equipment – 3.2%
AmerisourceBergen Corp.(a)	10,188	731,397
Amgen, Inc.*	21,640	1,725,790
Applera Corp. - Applied Biosystems Group	11,558	240,638
Becton, Dickinson & Co.	18,419	1,019,860
Invitrogen Corp.*(a)	342	29,333
Kinetic Concepts, Inc.*	329	19,730

		3,766,748

Metals & Mining – 1.1%
Freeport-McMoRan Copper & Gold, Inc.	486	19,576
(Class “B” Stock)
Phelps Dodge Corp.	9,693	1,031,820
Quanex Corp.	1,709	104,249
United States Steel Corp.(a)	4,455	190,006

		1,345,651

Office Equipment – 0.1%
Xerox Corp.*	6,695	88,441

Oil & Gas – 5.9%
ChevronTexaco Corp.	21,046	1,220,878
ConocoPhillips	7,682	480,816
Exxon Mobil Corp.	54,802	3,219,618
Marathon Oil Corp.	2,653	154,829
Premcor, Inc.	2,659	203,786
Sunoco, Inc.	11,625	1,461,611
Valero Energy Corp.	1,407	116,471
Veritas DGC, Inc.*	1,210	37,268

		6,895,277

Paper & Forest Products – 0.9%
Louisiana-Pacific Corp.	22,762	610,477
Potlatch Corp.	7,906	456,967

		1,067,444

Pharmaceuticals – 2.8%
Allergan, Inc.	1,915	171,144
Cardinal Health, Inc.	18,472	1,100,561
Gilead Sciences, Inc.*	836	37,461
King Pharmaceuticals, Inc.*	11,140	124,211
Kos Pharmaceuticals, Inc.*	2,757	197,126
Merck & Co., Inc.	22,371	694,843
Pfizer, Inc.	35,768	947,852

		3,273,198

Printing & Publishing – 0.1%
Wiley, (John) & Sons, Inc.	2,179	93,370

Railroads – 0.1%
Burlington Northern Santa Fe Corp.	317	17,197
Union Pacific Corp.	1,134	79,732

		96,929

Real Estate Investment Trust – 0.2%
CBL & Associates Properties, Inc.	382	17,526
Trizec Properties, Inc.	7,601	166,994

		184,520

Restaurants – 0.3%
Darden Restaurants, Inc.(a)	11,056	383,643

Retail & Merchandising – 3.4%
7-Eleven, Inc.*	8,422	285,085
American Eagle Outfitters, Inc.	615	20,264

Barnes & Noble, Inc.*	2,944	120,763
BJ’s Wholesale Club, Inc.*	1,014	32,336
Children’s Place Retail Stores, Inc. (The)*	5,362	245,043
Federated Department Stores, Inc.	14,757	1,119,614
Home Depot, Inc.	17,623	766,777
Long’s Drug Stores Corp.	4,003	173,690
Michaels Stores, Inc.	19,986	819,426
Movie Gallery, Inc.	3,342	83,817
Payless ShoeSource, Inc.*	9,760	189,539
Sears Holdings Corp.*	700	107,961
SUPERVALU, Inc.*	1,399	49,525

		4,013,840

Semiconductors – 1.9%
Intel Corp.(a)	82,368	2,235,468

Telecommunications – 3.1%
ALLTEL Corp.(a)	1,679	111,654
AT&T Corp.	6,735	133,353
BellSouth Corp.	9,321	257,260
CenturyTel, Inc.	470	16,154
Commonwealth Telephone Enterprises, Inc.	3,946	168,889
Harris Corp.	8,570	317,690
Motorola, Inc.	61,729	1,307,420
SBC Communications, Inc.	8,993	219,879
Sprint Corp.(a)	18,976	510,454
Verizon Communications, Inc.	15,976	546,858

		3,589,611

Transportation – 0.4%
FedEx Corp.	616	51,799
United Parcel Service, Inc. (Class “B” Stock)	5,064	369,521

		421,320

Utilities – 2.1%
AES Corp.*	29,129	467,520
Constellation Energy Group, Inc.	2,311	139,145
Edison International Co.	8,761	358,150
Entergy Corp.	3,512	273,725
TXU Corp.	3,372	292,150
UGI Corp.	32,754	961,003

		2,491,693

TOTAL COMMON STOCK (Cost $61,148,177)		73,469,839

	Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 18.6%
Federal Home Loan Bank
4.60%, 04/11/08	$940	939,778

Federal Home Loan Mortgage Corp.
3.875%, 06/15/08(a)	1,000	989,800
4.50%, 12/15/14 - 01/01/19	1,387	1,376,885
5.50%, 12/01/33	566	569,613
6.50%, 06/01/16 - 06/01/31	405	419,441
6.75%, 09/15/29	185	235,115
7.00%, 03/15/10 - 08/01/29	1,148	1,265,041

		4,855,895

Federal National Mortgage Assoc.
4.50%, TBA	250	245,938
5.00%, TBA	2,343	2,333,263
5.25%, 04/15/07	1,900	1,933,710
5.50%, 12/01/16 - 01/01/34	2,213	2,232,527
5.50%, TBA	1,608	1,627,242
6.00%, 12/01/13 - 07/01/35	906	929,046
6.00%, TBA	2,079	2,124,887
6.125%, 03/15/12	500	546,802
6.50%, 07/01/29 - 01/01/32	406	421,593
6.50%, TBA	1,925	1,991,774

6.625%, 10/15/07	450	472,912
7.00%, 05/01/11 - 06/01/32	518	543,202
7.50%, 07/01/29 - 09/01/30	75	79,088

		15,481,984

Government National Mortgage Assoc.
6.00%, 08/15/28	40	41,613
6.50%, 05/15/28 - 03/15/29	346	362,296
7.00%, 08/15/29 - 05/15/31	162	171,599
7.50%, 05/15/30	38	41,044

		616,552

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,848,792)		21,894,209

	Moody’s Rating
CORPORATE OBLIGATIONS – 9.9%
Beverages – 0.2%
Miller Brewing Co., Notes	Baa1	200	197,572

4.25%, 08/15/08 144A (cost $202,210; purchased 01/06/04)(g)
Broadcasting – 0.3%
Cox Communications, Inc., Notes	Baa3	225	221,357
4.625%, 01/15/10
News America Holdings Co., Gtd. Notes	Baa3	100	118,857
7.75%, 01/20/24

			340,214

Cable Television – 0.3%
Comcast Corp., Gtd. Notes	Baa2	350	360,546

5.50%, 03/15/11
Commercial Services – 0.1%
D.R. Horton, Inc., Sr. Notes	Ba1	120	135,030

7.875%, 08/15/11
Computer Services & Software – 0.1%
Computer Associates International, Inc. Sr. Notes	Ba1	160	158,358

4.75%, 12/01/09 144A (cost $162,032; purchased 12/09/04)(g)
Construction – 0.1%
KB Home & Broad Home Corp., Notes	Ba1	110	114,998

6.375%, 08/15/11
Consumer Products & Services – 0.3%
General Electric Co., Notes	Aaa	390	395,240

5.00%, 02/01/13
Containers & Packaging – 0.1%
Ball Corp., Gtd. Notes	Ba2	150	155,625

7.75%, 08/01/06
Diversified Operations – 0.7%
Morgan Stanley Traded Custody Receipts Series 2002-2, Sub. Notes	Baa1	720	868,745

7.71%, 03/01/32 144A (cost $749,444; purchased 03/15/02-08/28/02) (c)(f)(g)
Entertainment & Leisure – 0.2%
Park Place Entertainment, Inc., Sr. Sub. Notes	Ba2	200	203,000

7.875%, 12/15/05
Environmental Services – 0.1%
Waste Management, Inc., Sr. Notes	Baa3	130	147,227

7.00%, 07/15/28
Financial - Bank & Trust – 0.9%
Bank of America Corp., Sr. Notes	Aa2	400	394,968
4.375%, 12/01/10
Citigroup, Inc., Sub. Notes	Aa2	672	674,073
5.00%, 09/15/14
Wells Fargo Bank NA, Sub Notes	Aa1	30	29,678
4.75%, 02/09/15

			1,098,719

Financial - Brokerage – 0.8%
Credit Suisse First Boston, Inc., Notes	Aa3	200	200,512
3.71%, 09/19/05 (c)
Goldman Sachs Group, Inc., Notes	Aa3	300	304,814
5.25%, 10/15/13
Merrill Lynch & Co., Inc., Notes	Aa3	250	245,339
2.07%, 06/12/06
Merrill Lynch & Co., Notes	Aa3	100	98,252
4.25%, 02/08/10
Morgan Stanley, Notes	Aa3	50	48,549
4.00%, 01/15/10

			897,466

Financial Services – 1.1%
American General Finance, Sr. Unsec’d.	A1	200	199,579
4.50%, 11/15/07
American International Group, Inc., Notes	AAA(d)	60	57,369
4.25%, 05/15/13
Capital One Financial, Notes	Baa3	150	147,294
4.80%, 02/21/12
Ford Motor Credit Co., Notes
6.50%, 01/25/07	Baa3	80	80,865
7.375%, 10/28/09	Baa3	350	349,534
7.25%, 10/25/11 CVT	A3	100	98,543
General Electric Capital Corp., Notes	Aaa	90	96,045
6.125%, 02/22/11
General Motors Acceptance Corp., Notes	Baa2	150	149,810
6.125%, 08/28/07
Morgan Stanley, Notes	Aa3	150	146,714
4.25%, 05/15/10

			1,325,753

Food – 0.1%
Cadbury Schweppes US Finance LLC, Notes	Baa2	90	87,950

3.875%, 10/01/08 144A(cost $88,474; purchased 06/14/05)(g)
Insurance – 0.3%
Genworth Financial, Inc., Notes	A2	150	157,608
5.75%, 06/15/14
Monumental Global Funding II, Notes	Aa3	250	245,892
3.85%, 03/03/08 144A(cost $250,000; purchased 02/05/03)(g)

			403,500

Internet Services
IAC Interactive Corp., Notes	Baa3	50	52,566

7.00%, 01/15/13
Medical Supplies & Equipment – 0.4%
Beckman Coulter, Inc., Gtd. Notes	Baa3	300	319,844
7.45%, 03/04/08
Schering-Plough Corp., Notes	Baa1	100	103,985
5.30%, 12/01/13

			423,829

Metals & Mining – 0.1%
Alcan, Inc., Notes	Baa1	100	96,988

4.50%, 05/15/13
Oil & Gas – 0.7%
Anadarko Petroleum Corp., Debs.	Baa1	200	256,683
7.95%, 04/15/29
Devon Energy Corp., Sr. Notes	Baa2	200	196,210
2.75%, 08/01/06
Enterprise Product Partners L.P., Sr. Notes	Baa3	250	246,239
4.625%, 10/15/09
Nexen, Inc., Notes	Baa2	65	64,688
5.875%, 03/10/35
XTO Energy, Inc., Notes	Baa3	50	50,196
5.30%, 06/30/15

			814,016

Railroads – 0.3%
Canadian National Railways Co., Bonds (Canada)	Baa1	200	224,797
6.25%, 08/01/34 (l)

Norfolk Southern Corp., Bonds	Baa1	6		7,718
7.80%, 05/15/27
Norfolk Southern Corp., Sr. Unsec’d.	Baa1	144		146,969
5.64%, 05/17/29

				379,484

Restaurants – 0.3%
Yum! Brands, Inc., Sr. Notes	Baa3	250		299,020

8.875%, 04/15/11
Retail & Merchandising – 0.5%
CVS Corp., Notes	A3	100		97,787
4.00%, 09/15/09
May Department Stores Co., Notes	Baa2	300		300,194
4.80%, 07/15/09
Safeway, Inc., Notes	Baa2	200		213,443
6.50%, 03/01/11

				611,424

Telecommunications – 1.2%
AT&T Broadband Corp., Gtd. Notes	Baa2	38		45,746
8.375%, 03/15/13
AT&T Corp., Notes	Baa2	0	(r)	208
6.00%, 03/15/09
AT&T Corp., Sr. Notes	Ba1	115		131,819
9.05%, 11/15/11
BellSouth Corp., Notes	A(d)	120		120,411
5.20%, 12/15/16
British Telecom PLC, Notes (United Kingdom)	Baa1	175		182,181
7.00%, 05/23/07 (l)
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	110		125,657
8.50%, 06/15/10 (l)
Deutsche Telekom International Finance, Gtd. Notes (Germany)	Baa1	50		51,212
5.25%, 07/22/13 (l)
France Telecom SA, Notes (France)	Baa1	100		114,651
8.00%, 03/01/11 (l)
Nextel Communications, Sr. Notes	Ba3	180		186,974
5.95%, 03/15/14
Sprint Capital Corp., Gtd. Notes	Baa3	60		82,821
8.75%, 03/15/32
Sprint Capital Corp., Notes	Baa3	150		178,126
8.375%, 03/15/12
Telecom Italia Capital, Gtd. Notes (Italy)	Baa2	50		48,295
4.00%, 01/15/10 144A (cost $48,653; purchased 06/29/05) (g)(l)
Verizon Virginia, Inc., Debs.	Aa3	70		68,096
4.625%, 03/15/13

				1,336,197

Utilities – 0.7%
Carolina Power & Light, 1st Mortgage	A3	30		30,434
5.15%, 04/01/15
CenterPoint Energy Resources Corp., Debs.	Ba1	225		234,353
6.50%, 02/01/08
Dominion Resources, Inc., Notes
4.125%, 02/15/08	Baa1	250		246,987
4.75%, 12/15/10	Baa1	70		69,600
Pacific Gas & Electric Corp., First Mortgage	Baa1	80		86,069
6.05%, 03/01/34
Tampa Electric Co., Notes	Baa2	100		108,443
6.375%, 08/15/12

				775,886

TOTAL CORPORATE OBLIGATIONS (Cost $11,493,361)				11,679,353

ASSET-BACKED SECURITIES – 5.7%
ABSC NIMS Trust, Series 2004-HE5, Class A1	BBB+(d)	20		20,110
5.00%, 08/27/34 144A(cost $20,178; purchased 06/22/04)(g)

Accredited Mortgage Loan Trust, Series 2004-4, Class A2A	Aaa	285	284,835
3.61%, 08/25/05 (c)
Ameriquest Finance NIM Trust Series 2003-N11A, Class Notes	BBB+(d)	1	1,245
7.143%, 10/25/33 144A(cost $1,247; purchased 09/18/03)(g)
Series 2004-RN4, Class A	BBB+(d)	16	15,688
4.60%, 07/25/34 144A(cost $15,726; purchased 06/09/04)(g)
Series 2004-RN5, Class A	BBB+(d)	15	15,238
5.193%, 06/25/34 144A(cost $15,302, purchased 06/24/04)(g)
Argent NIM Notes Series 2004-WN9, Class A	BBB+(d)	22	21,850
5.19%, 10/25/34 144A(cost $21,864; purchased 09/09/04)(g)
Series 2004-WN10, Class A	A-(d)	22	21,498
4.212%, 11/26/34 144A(cost $21,536; purchased 10/19/04)(g)
Series 2004-WN2, Class A	BBB(d)	4	4,170
4.55%, 04/25/34 144A(cost $4,169; purchased 03/04/04)(g)
Series 2004-WN8, Class A	BBB+(d)	15	14,500
4.70%, 07/25/34 144A(cost $14,525; purchased 06/18/04)(g)
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1	A-(d)	36	35,518
4.45%, 05/26/34
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4	Aaa	550	550,760
3.448%, 04/15/10 (c)
Centex Home Equity, Series 2004-C, Class AF1	Aaa	109	108,950
2.82%, 01/25/19 (c)
CNH Equipment Trust, Series 2004-A, Class A3A	Aaa	110	110,107
3.458%, 10/15/08 (c)
Commercial Mortgage Pass-Through, Series 2004-HTL1, Class A1	Aaa	267	267,641
3.628%, 07/15/16 (c)
Countrywide Asset-Backed Certificates, Series 2004-11, Class-A1	BBB(d)	418	418,004
3.65%, 08/25/05 (c)
Series 2004-11N, Class-N	BBB(d)	18	18,084
5.25%, 08/25/05 144A(cost $18,162; purchased 10/27/04)(g)
Countrywide Certificates, Series 2004-5N, Class N1	BBB(d)	18	17,887
5.50%, 10/25/35
Countrywide Partnership Trust Series 2004-EC1 Class 2A1	Aaa	71	71,031
3.63%, 08/25/05 (c)
Equifirst Mortgage Loan Trust Series 2004-3, Class A1	Aaa	178	178,617
3.62%, 08/25/05 (c)
Finance America NIM Trust, Series 2004-1, Class A	BBB+(d)	17	16,495
5.25%, 06/27/34
First Franklin Mortgage Loan Asset Backed, Series 2004-FF11, Class 2A1	Aaa	398	397,916
3.61%, 08/25/05
Series 2005-FF4 Class 2A1	Aaa	1,378	1,378,886
3.54%, 08/25/05 (c)
First Franklin NIM Trust, Series 2004-FF1, Class N1	BBB+(d)	4	3,856
4.50%, 11/25/34 144A (c)(cost $3,850; purchased 03/31/04)(g)

Ford Credit Floorplan Master Owner Trust, Series 2004-1, Class A	Aaa	1,613	1,614,378
3.428%, 07/15/09 (c)
Fremont NIM Trust, Series 2004-B, Class B, Notes	BBB+(d)	9	8,850
4.703%, 05/25/34 144A(cost $8,871; purchased 05/20/04)(g)
GSAMP Trust, Series 2004-MIN1, Class N1	BBB(d)	25	25,022
5.50%, 09/25/34 144A(cost $24,973; purchased 09/20/04)(g)
Long Beach Asset Holdings Corp.
Series 2004-5, Class Notes	A-(d)	22	22,055
5.00%, 09/25/34 144A(cost $22,195; purchased 09/15/04)(g)
Series 2005-1, Class N1	NR	69	69,037
4.115%, 02/25/35 144A(cost $69,108; purchased 01/19/05)(g)
Master NIM Trust, Series 2004-CI3, Class N1	A(d)	3	3,311
4.45%, 02/26/34 144A(cost $3,507; purchased 05/18/04)(g)
Merrill Lynch Mortgage Investors, Inc., Series 2003-OP1N, Class N1	BBB(d)	3	3,241
7.25%, 07/25/34
Park Place Securities, Inc., Series 2004-WHQ2, Class A3B	Aaa	515	515,740
3.62%, 08/25/05 (c)
Residential Asset Securities Corp., Series 2004-KS2, Class MI1	Aa2	75	73,149
4.71%, 03/25/34 (c)
Sail Net Interest Margin Notes, Series 2004-8A, Class A	A-(d)	38	37,625
5.00%, 09/27/34 144A(cost $37,898; purchased 09/13/04)(g)
Sail Net Interest Margin Notes, Series 2004-BNCA, Class A	A-(d)	16	16,280
5.00%, 09/27/34 144A(cost $16,256; purchased 08/05/04)(g)
Sharps SP I LLC Net Interest Margin Trust, Series 2004-OP1N, Class NA	BBB(d)	18	17,875
5.19%, 04/25/34 144A(cost $17,885; purchased 06/09/04)(g)
SLM Student Loan Trust, Series 2005-2, Class A1	Aaa	327	327,423
3.63%, 10/25/05 (c)

TOTAL ASSET-BACKED SECURITIES (Cost $6,704,689)			6,706,872

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.3%
Bank of America Commercial Mortgage, Inc., Series 2004-1, Class XP	AAA(d)	2,865	73,563
0.96%, 11/10/39 IO (c)
Bank of America Large Loan, Series 2005-BOCA, Class A1	Aaa	250	250,163
3.508%, 08/15/05 144A (cost $250,000; purchased 03/04/05)(c)(g)
Bank of America Mortgage Securities,	Aaa	1,000	980,440
Series 2004-F, Class 2A5
4.168%, 07/25/34 (c)
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 Class 4A2	Aaa	500	492,188
4.567%, 08/25/35
Bear Stearns Commercial Mortgage	Aaa	639	638,937
Series 2004-BA5A, Class A1
3.518%, 08/15/05 144A (cost $638,567; purchased 12/15/04)(c)(g)
Series 2004-T16, Class-X2	AAA(d)	4,500	176,667
0.81%, 08/13/46 IO (c)

Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X	AAA(d)	5,873	208,002
1.01%, 09/15/30 IO (c)
Federal National Mortgage Assoc., Series 2003-52, Class KF	Aaa	304	305,174
3.714%, 07/25/17 (c)
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1	Aaa	341	340,719
4.321%, 10/15/38
LB-UBS Commercial Mortgage Trust Series 2005-C3, Class A3	Aaa	500	495,250
4.647%, 07/15/30
Series 2003-C5, Class A2	AAA(d)	700	680,803
3.478%, 07/15/27
Lehman Brothers Floating Rate	Aaa	325	324,898
Commercial, Series 2005-LLF, Class-A1
3.564%, 08/15/05 144A (cost $325,000; purchased 07/25/05)(c)(g)
Master Alternative Loans Trust, Series 2003-8, Class 4A1	AAA(d)	107	108,522
7.00%, 12/25/33
Washington Mutual	Aaa	500	485,405
Series 2004-AR4, Class A6
3.809%, 06/25/34 (c)
Series 2004-AR9, Class A6	Aaa	640	631,034
4.207%, 08/25/34 (c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,254,221)			6,191,765

U.S. TREASURY OBLIGATIONS – 3.8%
U.S. Treasury Bonds
8.00%, 11/15/21(a)		460	642,563
6.25%, 08/15/23		400	482,453
6.125%, 11/15/27		600	731,836
5.375%, 02/15/31(a)		415	471,706
U.S. Treasury Inflationary Bonds, TIPS		950	945,989
1.625%, 01/15/15
U.S. Treasury Notes
4.75%, 05/15/14(a)		50	51,762
4.125%, 05/15/15(a)		700	691,360
U.S. Treasury Strip Note		750	476,867
4.12%, 11/15/15 (n)

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,413,297)			4,494,536

MUNICIPAL BONDS – 0.7%
Illinois – 0.2%
Illinois State Taxable Pension	Aa3	200	199,988

5.10%, 06/01/33
Massachusetts – 0.5%
Massachusetts State Special Obligation Tax Revenue	Aaa	500	598,780

5.50%, 01/01/34
TOTAL MUNICIPAL BONDS (Cost $809,530)			798,768

		Units
WARRANT*
Telecommunications
Lucent Technologies, Inc., expiring on 12/10/07@ $2.75 (Cost $541)		398	291

TOTAL LONG TERM INVESTMENTS (Cost $112,672,608)			125,235,633

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 10.8%
Commercial Paper – 1.0%
BMW US Capital	$111	110,859
3.28%, 08/01/05 (b)
Morgan Stanley	795	794,565
3.392%, 08/01/05 (b)(c)
Skandinaviska Enskilda Banken	223	222,993
3.378%, 08/17/05 (b)(c)

		1,128,417

Corporate Obligations – 1.5%
Lehman Brothers	168	168,355
3.372%, 08/01/05 (b)(c)
Merrill Lynch & Co., Inc.	15	15,265
3.412%, 08/01/05 (b)
Morgan Stanley	463	462,881
3.382%, 08/01/05 (b)(c)
Natexis Banque NY	1,154	1,153,950
3.362%, 08/01/05 (b)(c)

		1,800,451

Time Deposit – 0.7%
ING Bank Belgium	503	502,919
3.33%, 08/01/05 (b)
Societe Generale NY	330	329,603
3.312%, 08/01/05 (b)

		832,522

U.S. Government Agency Obligation – 1.1%
Federal Home Loan Bank
3.10%, 08/01/05	1,250	1,250,000

	Shares
Non-Registered Investment Company – 6.5%
BlackRock Institutional Money Market Trust(b)(j)	7,637,869	7,637,869

TOTAL SHORT-TERM INVESTMENTS (Cost $12,649,259)		12,649,259

Total Investments — 117.4% (Cost $125,321,867 (p))		137,884,892
Liabilities in Excess of Other Assets (includes cash collateral for securities on loan of $11,399,259)(u) — (17.4%)		(20,451,705)

Net Assets — 100.0%		$117,433,187

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

CVT	Convertible Security

IO	Interest Only

NR	Not Rated by Moody’s or Standard & Poor’s.

TBA	Securities purchased on a forward commitment basis.

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $11,034,892; cash collateral of $11,399,259 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(f)	A TRACER (Traded Custody Receipts). Rate shown reflects the weighted average rate of the underlying securities as of July 31, 2005.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $ 3,051,632. The aggregate value, $3,157,104 represents 2.69% of net assets.

(j)	Security available to institutional investors only.

(l)	US$ Denominated Foreign Bonds.

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $126,097,210; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,787,682 (gross unrealized appreciation $12,565,986; gross unrealized depreciation $778,304). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than 1,000 par.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at July 31, 2005	Unrealized Appreciation
Long Position:
2	S&P 500	Sep 05	$603,100	$618,400	$15,300	(1)

(1)	Cash of $32,000 has been segregated with the custodian to cover requirements for open futures contracts at July 31, 2005

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value
LONG-TERM INVESTMENTS - 96.6%
CORPORATE OBLIGATIONS – 96.5%
Aerospace – 2.2%
Argo-Tech Corp., Sr. Notes	B3	$500	$547,500
9.25%, 06/01/11
BE Aerospace, Inc., Sr. Sub. Notes	Caa2	250	268,125
8.875%, 05/01/11
K & F Acquisition, Inc., Gtd. Notes	Caa1	500	515,000
7.75%, 11/15/14
K & F Parent Inc. Sr. Notes.	Caa2	125	133,125
11.50%, 02/01/15 [PIK] 144A(cost $125,000; purchased 02/04/05)(g)
Sequa Corp., Sr. Notes	B1	500	557,500
9.00%, 08/01/09
Standard Aero Holdings, Inc., Sr. Sub. Notes	Caa1	375	397,500
8.25%, 09/01/14 144A
TransDigm, Inc., Gtd. Notes	B3	500	535,000
8.375%, 07/15/11
Vought Aircraft Industry, Sr. Notes	B2	125	124,375
8.00%, 07/15/11

			3,078,125

Airlines – 0.1%
Northwest Airlines, Inc., Gtd. Notes	Caa1	250	122,188

10.00%, 02/01/09
Automotive – 0.5%
General Motors Acceptance Corp., Bonds	Baa2	125	121,576
8.00%, 11/01/31
General Motors Acceptance Corp., Notes
7.25%, 03/02/11	Baa2	250	243,785
6.875%, 09/15/11	Baa2	375	362,362

			727,723

Automotive Parts – 3.1%
Accuride Corp., Gtd. Notes	Caa1	250	260,625
8.50%, 02/01/15
Advanced Accessory System, Sr. Notes	B3	250	208,750
10.75%, 06/15/11
Affinia Group, Inc., Gtd. Notes	Caa1	250	201,250
9.00%, 11/30/14 144A
Dana Corp., Notes	Ba2	150	162,216
9.00%, 08/15/11
Delco Remy International, Inc., Sr. Sub. Notes	Caa1	500	390,000
9.375%, 04/15/12
Foamex L.P., Gtd. Notes	B3	125	109,375
10.75%, 04/01/09
Goodyear Tire & Rubber Co., Notes	B3	500	507,500
7.857%, 08/15/11
Goodyear Tire & Rubber Co., Sr. Notes	B3	250	256,250
9.00%, 07/01/15 144A(cost $250,000; purchased 06/20/04)(g)
Navistar International. Sr. Notes	Ba3	250	247,500
6.25%, 03/01/12 144A
Schefenaccker AG, Sr. Sub. Notes (Germany)	B2	EUR 125	101,921
9.50%, 02/11/14
Stoneridge, Inc., Gtd. Notes	B1	250	266,250
11.50%, 05/01/12
Tenneco Automotive, Inc., Gtd. Notes	B3	125	131,250
8.625%, 11/15/14

TRW Automotive, Inc., Sr. Sub. Notes	B1	829	965,785
11.00%, 02/15/13
United Components, Inc., Sr. Sub. Notes	B3	500	517,500
9.375%, 06/15/13

			4,326,172

Building Materials – 3.5%
ACIH, Inc., Sr. Disc. Notes, Zero Coupon (until 12/15/07)	Caa1	125	80,625
11.50%, 12/15/12 144A
Associated Materials, Inc., Gtd. Notes	Caa1	325	339,625
9.75%, 04/15/12
Associated Materials, Inc., Sr. Disc. Notes, Zero Coupon (until 03/01/09)	Caa2	500	320,000
11.25%, 03/01/14
Culligan Finance Corp. BV, Sr. Notes (Netherlands)	B3	EUR 250	327,360
8.00%, 10/01/14
FIMEP SA, Sr. Notes	B1	750	866,250
10.50%, 02/15/13 (l)
Goodman Global Holdings, Sr. Sub. Notes	Caa1	375	361,875
7.875%, 12/15/12 144A
Grohe Holding GMBH, Sr. Notes (Germany)	B3	EUR 1,000	1,170,009
8.625%, 10/01/14
Norcraft Cos. LLC, Sr. Sub. Notes	B3	300	315,000
9.00%, 11/01/11
Norcraft Holdings Capital, Sr. Disc. Notes, Zero Coupon (until 09/01/08)	Caa1	250	178,750
9.75%, 09/01/12
Nortek, Inc., Sr. Sub. Notes	Caa1	875	856,406
8.50%, 09/01/14

			4,815,900

Capital Goods - Others – 1.2%
Altra Industrial Motion, Sec’d. Notes	B3	125	118,750
9.00%, 12/01/11 144A(cost $126,000; purchased 11/22/04)(g)
Briggs & Stratton Corp., Gtd. Notes	Ba1	400	463,000
8.875%, 03/15/11
Columbus Mckinnon Corp., Sec’d. Notes	B3	125	137,500
10.00%, 08/01/10
Mueller Group, Inc., Sr. Sub. Notes	Caa1	425	456,875
10.00%, 05/01/12
Rexnord Corp., Gtd. Notes	B3	500	550,000
10.125%, 12/15/12

			1,726,125

Chemicals – 8.4%
BCP Crystal Holdings Corp., Sr. Sub. Notes (Luxembourg)	B3	362	410,870
9.625%, 06/15/14
Borden US Financial / Nova Scotia, Sec’d. Notes	B3	250	259,688
9.00%, 07/15/14 144A
Compass Minerals Group, Inc., Gtd. Notes	B3	500	550,000
10.00%, 08/15/11
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08)	B-(d)	750	630,000
12.00%, 06/01/13
Compass Minerals International, Inc., Sr. Notes, Zero Coupon (until 12/15/07)	B-(d)	500	440,000
12.75%, 12/15/12
Crompton Corp., Sr. Notes	B1	250	289,375
9.875%, 08/01/12
Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09)	Caa2	650	471,250
10.50%, 10/01/14
Dynea International Oy Co., Gtd. Notes (Finland)	Caa2	EUR 250	306,142
12.25%, 08/15/10
Equistar Chemical L.P., Gtd. Notes	B2	725	801,125
10.125%, 09/01/08

Huntsman Advanced Materials LLC, Sec’d	Ba3	250	285,625
11.00%, 07/15/10
Huntsman ICI Chemicals LLC, Gtd. Notes	B3	610	632,875
10.125%, 07/01/09
INVISTA Co., Notes	B1	625	691,406
9.25%, 05/01/12 144A
Kranton Polymers LLC, Sr. Sub. Notes	Caa1	500	492,500
8.125%, 01/15/14 144A(cost $497,877; purchased 08/17/04-08/18/04)(g)
LBC Luxembourg Holdings SA, Gtd. Notes (Luxembourg)	Caa1	EUR 250	336,453
11.00%, 05/15/14
Lyondell Chemical Co., Sec’d. Notes	B1	58	59,885
9.875%, 05/01/07
PQ Corp., Gtd. Notes	B3	250	251,250
7.50%, 02/15/13 144A
Resolution Perfomance LLC, Sec’d. Notes	B3	250	259,063
9.50%, 04/15/10
Rhodia SA, Sr. Notes	B3	750	811,874
10.25%, 06/01/10
Rhodia SA, Sr. Sub. Notes (France)	Caa1	500	487,500
8.875%, 06/01/11 (l)
Rhodia SA, Sr. Sub. Notes (France)	Caa1	EUR 500	604,707
9.25%, 06/01/11
Rockwood Specialties Group, Inc., Gtd. Notes	B3	EUR 750	925,246
7.625%, 11/15/14 144A
Rockwood Specialties Group, Inc., Sr. Sub. Notes	B3	625	695,313
10.625%, 05/15/11
United Agricultural Products Holding Corp., Sr. Disc. Notes, Zero Coupon (Until 01/15/08)	B3	800	688,000
0.00%, 07/15/12
United Agricultural Products Holding Corp., Sr. Notes	B1	158	166,690
8.25%, 12/15/11

			11,546,837

Conglomerates – 2.5%
Blount, Inc., Sr. Sub. Notes	Caa1	375	410,625
8.875%, 08/01/12
Bombardier, Inc., Notes (Canada)	Ba2	500	490,000
6.75%, 05/01/12 144A (l)
Invensys PLC, Sr. Notes (United Kingdom)	B3	500	495,000
9.875%, 03/15/11 144A (l)
Mark IV Industries, Inc., Sr. Sub. Notes	Caa1	750	727,500
7.50%, 09/01/07
Noma Luxembourg SA, Sr. Notes (Luxembourg)	B3	EUR 250	351,609
9.75%, 07/15/11
Park-Ohio Industries, Inc., Sr. Sub. Notes	Caa1	375	354,375
8.375%, 11/15/14 144A
Polypore, Inc., Sr. Disc. Notes Zero Coupon (Until 10/01/08)	Caa2	250	151,250
10.50%, 10/01/12
Polypore, Inc., Sr. Sub. Notes	Caa1	250	243,125
8.75%, 05/15/12
Polypore, Inc., Sr. Sub. Notes	Caa1	EUR 250	303,679
8.75%, 05/15/12

			3,527,163

Consumer Cyclical - Services – 2.4%
Brickman Group Ltd. (The), Gtd. Notes, Series B	B2	500	572,500
11.75%, 12/15/09
Interline Brands, Inc., Sr. Sub. Notes	B3	325	362,375
11.50%, 05/15/11
Iron Mountain, Inc., Gtd. Notes	Caa1	250	263,750
8.625%, 04/01/13

Ray Acquisition SCA. Sr. Notes (France)	Caa1	EUR 1,000	1,218,507
9.375%, 03/16/15 144A
United Rentals NA, Inc., Sr. Notes	B2	1,000	980,000
7.75%, 11/15/13

			3,397,132

Consumer Products – 6.1%
Aearo Co., Sr. Sub. Notes	B3	225	227,250
8.25%, 04/15/12
Ames True Temper, Inc., Sr. Sub. Notes	Caa1	250	220,000
10.00%, 07/15/12
Bear Creek Corp., Sr. Notes	B3	250	248,750
9.00%, 03/01/13 144A
Chattem, Inc., Sr. Sub. Notes	B2	500	518,750
7.00%, 03/01/14
Del Laboratories, Inc., Gtd. Notes	B3	250	203,750
8.00%, 02/01/12
FTD, Inc., Gtd. Notes	B3	365	370,475
7.75%, 02/15/14
Johnsondiversey Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)	Caa1	500	360,000
10.57%, 05/15/13
Jostens Holding Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08)	Caa2	1,025	743,125
10.25%, 12/01/13
Jostens IH Corp., Gtd. Notes	B3	500	508,750
7.625%, 10/01/12
Leiner Health Products, Sr. Sub. Notes	B3	250	240,000
11.00%, 06/01/12
Norcross Safety Products, Sr. Sub. Notes	B3	375	398,438
9.875%, 08/15/11
NSP Holdings Capital Corp.	Caa1	132	129,127
11.75%, 01/01/12
Playtex Products, Inc., Gtd. Notes	Caa2	500	532,500
9.375%, 06/01/11
Prestige Brands, Inc., Sr. Sub. Notes.	B3	225	230,625
9.25%, 04/15/12
Rayovac Corp., Sr. Sub. Notes
8.50%, 10/01/13	B3	500	530,000
7.375%, 02/01/15	B3	250	248,125
Reddy Ice Group, Inc., Sr. Sub. Notes	B3	525	559,125
8.875%, 08/01/11
Safilo Capital International SA, Sr. Notes (Luxembourg)	Caa2	EUR 750	1,009,359
9.625%, 05/15/13
Sealy Mattress Co., Sr. Sub. Notes	B3	500	535,000
8.25%, 06/15/14
Simmons Co., Sr. Disc. Notes, Zero Coupon (until 12/15/09)	Caa2	375	198,750
10.00%, 12/15/14 144A
True Temper Sports, Inc., Gtd. Notes	Caa1	100	93,500
8.375%, 09/15/11
WH Holdings Ltd., Sr. Notes	B2	375	403,125
9.50%, 04/01/11

			8,508,524

Defense – 1.3%
Alliant Techsystems, Inc., Gtd. Notes	B2	500	532,500
8.50%, 05/15/11
Communications & Power Industries Holding Corp., Sr. Sub. Notes	B3	500	517,500
8.00%, 02/01/12
L-3 Communications Corp., Sr. Sub. Notes	Ba3	750	763,125
6.375%, 10/15/15 144A(cost $743,182; purchased 07/27/05)(g)

			1,813,125

Electric – 3.6%
Caithness Coso Funding Corp., Sec’d. Notes	Ba1	621	686,352
9.05%, 12/15/09
Calpine Canada Energy Finance Corp., Gtd. Notes	Caa3	250	181,875
8.50%, 05/01/08

Calpine Corp., Sec’d. Notes	B-(d)	500	387,500
8.50%, 07/15/10 144A
Calpine Corp., Sr. Notes	Caa3	825	577,500
8.50%, 02/15/11
Dynegy Holdings, Inc., Sec’d. Notes	B3	500	572,500
10.125%, 07/15/13 144A(cost $548,227; purchased 05/04/04-06/20/05)(g)
Dynegy Holdings, Inc., Sr. Notes	Caa2	250	276,250
8.75%, 02/15/12
Midwest Generation LLC, Notes	B1	750	843,750
8.75%, 05/01/34
Mission Energy Holding Co., Sec’d. Notes	Ba2	375	450,000
13.50%, 07/15/08
NRG Energy, Inc., Sec’d. Notes	B1	386	414,950
8.00%, 12/15/13
Reliant Resource, Inc., Sec’d. Notes	B1	250	275,000
9.25%, 07/15/10
Texas Genco LLC Financing, Sr. Notes	B1	250	263,750
6.875%, 12/15/14 144A

			4,929,427

Energy – 2.7%
Chesapeake Energy Corp., Sr. Notes.	Ba3	500	516,250
6.375%, 06/15/15
El Paso Production Holding Co., Gtd. Notes	B3	500	533,125
7.75%, 06/01/13
Foundation PA Coal Co., Sr. Notes	B1	500	531,250
7.25%, 08/01/14
Magnum Hunter Resources, Inc., Gtd. Notes	B2	195	217,425
9.60%, 03/15/12
Pride International, Inc., Sr. Notes	Ba2	375	413,438
7.375%, 07/15/14
Swift Energy Co., Sr. Sub. Notes	B2	675	739,125
9.375%, 05/01/12
Tesoro Petroleum Corp., Gtd. Notes, Series B	B2	650	692,250
9.625%, 11/01/08
Tesoro Petroleum Corp., Sec’d. Notes	Ba3	125	132,656
8.00%, 04/15/08

			3,775,519

Entertainment – 1.3%
Six Flags, Inc., Sr. Notes	Caa1	250	245,313
9.75%, 04/15/13
Universal City Development Partners Ltd., Sr. Notes	B2	750	865,312
11.75%, 04/01/10
Warner Music Group, Sr. Sub. Notes	B3	500	518,750
7.375%, 04/15/14
WMG Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/15/09)	Caa2	325	230,750
9.50%, 12/15/14 144A (c)

			1,860,125

Environmental – 1.0%
Allied Waste North America Co., Gtd. Notes, Series B
8.875%, 04/01/08	B2	500	530,000
8.50%, 12/01/08	B2	225	238,219
9.25%, 09/01/12	B2	167	183,074
Allied Waste North America, Inc., Sr. Notes	B2	250	247,500
7.25%, 03/15/15 144A
Waste Services, Inc., Sr. Sub. Notes	Ca	250	251,250
9.50%, 04/15/14 144A(cost $254,375; purchased 05/04/04)(g)

			1,450,043

Finance – 0.7%
Refco Finance Holdings LLC, Gtd. Notes	B3	875	949,375

9.00%, 08/01/12
Food – 5.0%
American Seafood Group LLC, Gtd. Notes	B3	750	808,125
10.125%, 04/15/10
Dole Foods Co., Inc., Sr. Notes	B2	375	405,000
8.625%, 05/01/09

Dominos, Inc., Sr. Sub. Notes	B2	164	177,530
8.25%, 07/01/11
Eagle Family Foods, Inc., Gtd. Notes, Series B	Caa2	500	412,500
8.75%, 01/15/08
Land O’ Lakes, Inc., Sec’d. Notes	B2	250	273,750
9.00%, 12/15/10
Land O’ Lakes, Inc., Sr. Notes	B3	250	263,750
8.75%, 11/15/11
Landry’s Restaurants, Inc., Sr. Notes	B2	750	745,313
7.50%, 12/15/14
Michael Foods, Sr. Sub. Notes	B3	350	361,375
8.00%, 11/15/13
National Beef Packaging Co., Sr. Notes	B3	275	294,250
10.50%, 08/01/11
Pilgrim’s Pride Corp., Gtd. Notes	Ba2	825	903,374
9.625%, 09/15/11
Pilgrim’s Pride Corp., Sr. Sub. Notes	Ba3	525	591,938
9.25%, 11/15/13
Pinnacle Foods, Inc., Sr. Sub. Notes.	B3	375	343,125
8.25%, 12/01/13
Smithfield Foods, Inc., Sr. Notes	Ba2	500	542,500
8.00%, 10/15/09
Swift & Co., Gtd. Notes	B1	250	273,125
10.125%, 10/01/09
Swift & Co., Sr. Sub. Notes	B2	225	252,563
12.50%, 01/01/10
United Biscuits, Co., Gtd. Notes (United Kingdom)	B1	EUR 250	326,602
10.625%, 04/15/11

			6,974,820

Gaming – 7.7%
Boyd Gaming Corp., Sr. Sub. Notes	B1	750	817,499
8.75%, 04/15/12
Codere Finance Luxembourg SA., Sr. Notes (Luxembourg)	B2	EUR 125	155,723
8.25%, 06/15/15 144A(cost $151,056; purchased 06/16/05)(g)
Global Cash Account / Finance Corp., Sr. Sub. Notes	Caa1	300	325,875
8.75%, 03/15/12
Isle of Capri Casinos, Inc., Gtd. Notes	B2	250	272,500
9.00%, 03/15/12
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	125	126,563
7.00%, 03/01/14
Las Vegas Sands Corp., Sr. Notes.	B2	250	246,250
6.375%, 02/15/15
Mandalay Resort Group, Sr. Notes	Ba2	50	55,375
9.50%, 08/01/08
Mandalay Resort Group, Sr. Sub. Notes	Ba3	1,325	1,454,187
10.25%, 08/01/07
MGM Grand, Inc., Gtd. Notes	Ba3	1,500	1,651,874
8.375%, 02/01/11
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	450	483,188
8.00%, 04/01/12
MTR Gaming Group, Inc., Gtd. Notes, Series B	B2	500	545,625
9.75%, 04/01/10
Park Place Entertainment Corp., Sr. Sub. Notes
7.875%, 03/15/10	Ba1	375	417,656
8.125%, 05/15/11	Ba1	700	802,375
Penn National Gaming, Inc., Sr. Sub. Notes	B3	250	252,813
6.75%, 03/01/15 144A
Pinnacle Entertainment, Inc., Sr. Sub. Notes	Caa1	250	264,375
8.25%, 03/15/12
River Rock Entertainment, Sr. Notes	B2	225	249,188
9.75%, 11/01/11

Seneca Gaming Corp., Sr. Notes	B2	250	260,625
7.25%, 05/01/12
Station Casinos, Inc., Sr. Sub. Notes
6.50%, 02/01/14	B1	500	515,000
6.875%, 03/01/16	B1	500	517,500
Sun International Hotels Ltd., Gtd. Notes	B2	650	698,750
8.875%, 08/15/11
Wynn Las Vegas Corp., First Mortgage Notes	B2	375	367,031
6.625%, 12/01/14

			10,479,972

Health Care – 3.4%
AmeriPath, Inc., Gtd. Notes	Caa1	625	635,937
10.50%, 04/01/13
Davita, Inc., Sr. Sub. Notes	B3	250	260,000
7.25%, 03/15/15 144A
Kinetic Concepts, Inc., Sr. Sub. Notes	B3	114	118,845
7.375%, 05/15/13
Medical Device Manufacturing, Inc., Sr.Sub. Debs	Caa1	250	270,000
10.00%, 07/15/12
Nyco Holdings, Sr. Notes (Denmark)	B3	EUR 250	351,609
11.50%, 03/31/13
Quintiles Transnational Corp., Sr. Sub.	B3	500	560,000
10.00%, 10/01/13
Select Medical Corp., Sr. Sub. Notes	B3	125	124,063
7.625%, 02/01/15 144A
Sybron Dental Specialties, Inc., Gtd. Notes	B1	375	405,000
8.125%, 06/15/12
Tenet Healthcare Corp., Notes	B3	250	246,250
7.375%, 02/01/13
Tenet Healthcare Corp., Sr. Notes,	B3	375	403,125
9.875%, 07/01/14
US Oncology, Inc., Gtd. Notes	B2	500	547,500
9.00%, 08/15/12
Vanguard Health Holdings II, Sr. Sub. Notes	Caa1	500	546,250
9.00%, 10/01/14
VWR International, Inc., Sr. Sub. Notes.	B-(d)	250	241,875
8.00%, 04/15/14

			4,710,454

Healthcare – 0.6%
Alliance Imaging Inc., Sr. Sub. Notes	B3	250	240,000
7.25%, 12/15/12
CDRV Investors, Inc., Sr. Disc. Notes Zero Coupon (Untill 01/01/15)	Caa2	1,000	515,000
9.63%, 01/01/15
Mylan Laboratories, Inc., Sr. Notes	Ba1	125	125,938
6.375%, 08/15/15 144A(cost $125,000; purchased 07/14/05)(g)

			880,938

Lodging – 1.7%
Cornell Cos., Inc., Sr. Notes	B3	250	260,625
10.75%, 07/01/12
Gaylord Entertainment Co., Sr. Notes	B3	250	250,000
6.75%, 11/15/14
HMH Properties, Inc., Gtd. Notes, Series B	Ba3	43	43,860
7.875%, 08/01/08
Host Marriott L.P., Sr. Notes	Ba3	500	520,625
7.00%, 08/15/12
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	1,000	1,045,000
7.375%, 05/01/07
Starwood Hotels & Resorts Worldwide, Inc., Notes	Ba1	175	176,969
6.75%, 11/15/05

			2,297,079

Media - Broadcast Towers – 0.6%
American Tower Corp., Sr. Notes
7.50%, 05/01/12	B3	500	532,500
7.125%, 10/15/12	B3	250	265,000

			797,500

Media - Broadcasting & Radio – 0.7%
Emmis Operating Co., Sr. Sub. Notes	B2	250	251,250
6.875%, 05/15/12
Radio One, Inc., Sr. Sub. Notes	B2	250	249,375
6.375%, 02/15/13 144A
Sinclair Broadcasting Group, Inc., Gtd.	B2	250	266,250
8.75%, 12/15/11
XM Satellite Radio, Inc., Sec’d. Notes, Zero Coupon (until 12/31/05)	Caa1	203	211,578
14.00%, 12/31/09

			978,453

Media - Cable – 4.5%
Adelphia Communications Corp., Sr. Notes	NR	250	226,563
10.25%, 06/15/11 (i)(cost $247,500; purchased 07/14/04)(g)
Cablevision Systems Corp. Holdings, Inc., Sr. Notes
7.875%, 12/15/07	B1	500	519,375
8.125%, 07/15/09	B1	150	155,250
Cablevision Systems Corp., Sr. Notes	B3	500	505,000
8.00%, 04/15/12
Charter Communications Holdings LLC, Sr. Notes
10.25%, 09/15/10	Caa1	500	518,750
9.92%, 04/01/11	Ca	750	589,688
10.00%, 05/15/11	Ca	750	590,625
Ono Finance PLC, Gtd. Notes (United Kingdom)	Caa2	EUR 500	638,049
10.50%, 05/15/14
Tele Columbus AG & Co., Sr. Sub. Notes (Germany)	B3	EUR 500	636,533
9.375%, 04/15/12
Telenet Communication NV, Sr. Notes (Belgium)	B3	EUR 500	682,000
9.00%, 12/15/13
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08) (Belgium)	Caa2	1,000	809,999
11.50%, 06/15/14 144A (l)
UPC Holding BV, Sr. Notes (Netherlands)	B3	EUR 250	303,111
7.75%, 01/15/14

			6,174,943

Media - Non Cable – 1.2%
DIRECTV Holdings LLC, Sr. Notes	Ba2	325	361,969
8.375%, 03/15/13
Echostar DBS Corp., Sr. Notes	Ba3	375	374,062
5.75%, 10/01/08
Intelsat Ltd., Notes. (Bermuda)	Caa1	125	111,563
7.625%, 04/15/12 (l)
Lamar Media Corp., Gtd. Notes	Ba3	250	266,875
7.25%, 01/01/13
Panamsat Corp., Gtd. Notes	B1	325	360,750
9.00%, 08/15/14
Panamsat Holding Corp. Sr. Notes, Zero Coupon (until 11/01/09)	B3	250	180,000
10.375%, 11/01/14

			1,655,219

Metals – 2.3%
AK Steel Corp., Gtd. Notes	B1	500	467,500
7.75%, 06/15/12
Neenah Corp., Sec’d. Notes	B2	500	557,500
11.00%, 09/30/10 144A
Novelis, Inc., Sr. Notes (Canada)	B1	250	256,875
7.25%, 02/15/15 144A (l)
OM Group, Inc., Gtd. Notes	Caa1	500	512,500
9.25%, 12/15/11
Ryerson Tull, Inc., Notes	B2	550	573,375
9.125%, 07/15/06
UCAR Finance, Inc., Gtd. Notes	B2	250	269,375
10.25%, 02/15/12
United States Steel Corp., Sr. Notes	Ba2	484	534,820
9.75%, 05/15/10

			3,171,945

Packaging – 4.2%
Consolidated Container Co., Gtd. Notes	Caa2	250	171,250
10.125%, 07/15/09
Consolidated Container Co., Sr. Disc. Notes, Zero Coupon (until 06/15/07)	B3	500	387,500
10.75%, 06/15/09
Crown European Holdings SA, Sec’d. Notes (France)
9.50%, 03/01/11 (l)	B1	250	276,250
10.875%, 03/01/13 (l)	B2	250	294,375
Crown European Holdings SA, Sec’d. Notes (France) EUR
10.25%, 03/01/11	NR	EUR 250	345,168
Gerresheimer Holdings GMBH, Gtd. Notes (Germany)	Caa1	EUR 250	306,142
7.875%, 03/01/15 144A
Graham Packaging Co. Sub. Notes	Caa2	1,500	1,552,499
9.875%, 10/15/14 144A
Graham Packaging International Corp., Sr. Sub. Notes	B3	500	515,000
9.50%, 08/15/13
Huntsman Packaging Corp., Gtd. Notes	Caa2	250	203,750
13.00%, 06/01/10
Owens-Brockway Glass Container, Inc., Gtd. Notes
8.875%, 02/15/09	B1	500	531,250
8.25%, 05/15/13	B2	375	407,344
Pliant Corp., Sec’d. Notes	B3	125	121,250
11.125%, 09/01/09
Portola Packaging, Inc., Sr. Notes	Caa1	125	95,625
8.25%, 02/01/12
Russell Stanley Holdings, Inc., Sr. Sub. Notes	NR	55	0
9.00%, 11/30/08 [PIK] 144A(cost $139,223; purchased 02/05/99-05/31/05)(g)
Solo Cup Co., Sr. Sub. Notes	B3	375	360,938
8.50%, 02/15/14
Tekni-Plex, Inc., Gtd. Notes	Ca	125	92,500
12.75%, 06/15/10
Tekni-Plex, Inc., Sec’d. Notes	Caa1	250	225,000
8.75%, 11/15/13 144A(cost $244,627; purchased 02/16/05)(g)

			5,885,841

Paper – 2.2%
Ainsworth Lumber Co., Gtd. Notes	B2	250	240,625
7.25%, 10/01/12
Boise Cascade LLC, Sr. Sub. Notes	B2	250	246,875
7.125%, 10/15/14
Georgia-Pacific Corp., Gtd. Notes	Ba2	500	567,500
9.375%, 02/01/13
Georgia-Pacific Corp., Notes	Ba3	500	563,750
8.125%, 05/15/11
Jefferson Smurfit Corp., Gtd. Notes	B2	250	241,875
7.50%, 06/01/13
Jefferson Smurfit Corp., Sr. Notes (Ireland)	B3	500	507,500
9.625%, 10/01/12 (l)
JSG Holding PLC (Ireland)	Caa2	EUR 255	273,480
11.50%, 10/01/15 [PIK] 144A
Stone Container Corp., Sr. Notes	B2	250	264,063
9.75%, 02/01/11
Tembec Industries, Inc., Gtd. Notes	B2	125	100,625
8.50%, 02/01/11

			3,006,293

Pipelines – 4.3%
El Paso Corp., Notes	Caa1	1,000	1,055,000
7.875%, 06/15/12
El Paso Corp., Sr. Notes
6.75%, 05/15/09	Caa1	500	505,000
7.80%, 08/01/31	Caa1	750	761,250
Southern Natural Gas Co., Notes	B1	250	288,772
8.00%, 03/01/32

Tennessee Gas Pipeline Co., Bonds	B1	350	417,158
8.375%, 06/15/32
Tennessee Gas Pipeline Co., Debs.	B1	500	553,037
7.50%, 04/01/17
Transcontinental Gas Pipe Co., Sr. Notes, Series B	Ba2	475	577,125
8.875%, 07/15/12
Williams Cos., Inc., Notes
8.125%, 03/15/12	B1	375	433,125
7.625%, 07/15/19	B1	750	858,750
7.875%, 09/01/21	B1	500	581,250

			6,030,467

Publishing – 4.8%
Advanstar Communications, Inc., Gtd. Notes	Caa2	250	272,500
12.00%, 02/15/11
Advanstar Communications, Inc., Sec’d. Notes	B3	125	142,500
10.75%, 08/15/10
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)	NA	250	255,000
15.00%, 10/15/11
American Media Operations, Inc., Gtd.	B2	75	72,563
8.875%, 01/15/11
Dex Media East LLC, Gtd. Notes	B2	487	583,183
12.125%, 11/15/12
Dex Media West Finance, Sr. Sub. Notes	B2	303	346,935
9.875%, 08/15/13
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08)	B3	750	618,750
9.00%, 11/15/13
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (until 10/15/08)	Caa2	350	276,500
11.50%, 10/15/13
Houghton Mifflin Co., Sr. Sub. Notes	Caa1	250	273,750
9.875%, 02/01/13
Lighthouse International Co. SA, Sr. Notes (Luxembourg)	B3	EUR 1,000	1,262,457
8.00%, 04/30/14
Primedia, Inc., Gtd. Notes	B3	250	253,750
7.625%, 04/01/08
Vertis, Inc., Gtd. Notes, Series B	Caa1	250	243,750
10.875%, 06/15/09
WDAC Subsidiary Corp., Sr. Notes	B2	250	245,625
8.375%, 12/01/14 144A
WDAC Subsidiary Corp., Sr. Notes	Caa1	EUR 1,000	1,179,102
8.50%, 12/01/14
Yell Finance BV, Sr. Disc. Notes, Zero Coupon (until 08/01/06) (Netherlands)	B1	592	597,920
13.50%, 08/01/11 (l)
Ziff Davis Media, Inc., Gtd. Notes, Series B	CCC-(d)	92	98,560
13.00%, 08/12/09 [PIK]

			6,722,845

Real Estate – 0.1%
CB Richard Ellis Service, Sr. Notes	Ba3	114	127,395

9.75%, 05/15/10
Retailers – 0.8%
General Nutrition Center, Sr. Sub. Notes	Caa1	200	167,000
8.50%, 12/01/10
Penney, (J.C.) Co., Inc., Notes	Ba1	500	595,510
9.00%, 08/01/12
Victoria Acquisition III BV, Sr. Notes (Netherlands)	B3	EUR 250	280,378
7.875%, 10/01/14

			1,042,888

Retailers - Food & Drug – 0.9%
Brake Brothers Finance PLC, Sr. Notes (United Kingdom)	B3	GBP 250	485,525
12.00%, 12/15/11
Couche-Tard Corp., Sr. Sub. Notes	Ba3	250	266,250
7.50%, 12/15/13
Jean Coutu PJC, Inc. Sr. Sub Note (Canada)	B3	250	249,063
8.50%, 08/01/14 (l)
Rite Aid Corp., Sec’d. Notes	B2	250	259,063
8.125%, 05/01/10

			1,259,901

Technology – 2.4%
Activant Solutions, Sr. Notes	B2	375	408,750
10.50%, 06/15/11
Amkor Technology, Inc., Notes
5.00%, 03/15/07	Caa1	125	110,781
9.25%, 02/15/08	B3	125	118,750
Lucent Technologies, Debs.	B2	500	452,500
6.45%, 03/15/29
Riverdeep Group Ltd., Sr. Notes (Ireland)	B3	EUR 125	165,574
9.25%, 04/15/11
Sungard Data Systems Inc., Sr. Sub. Notes	Caa1	250	260,313
10.25%, 08/15/15 144A(cost $258,763; purchased 07/27/05-07/28/05)(g)
Sungard Data Systems Inc., Sr. Unsec’d Notes	B3	625	652,344
9.125%, 08/15/13 144A(cost $638,072; purchased 07/27/05-07/28/05)(g)
TSI Telecommunication Services, Inc., Gtd. Notes	B2	56	62,440
12.75%, 02/01/09
Xerox Corp., Gtd. Notes	Ba2	500	565,000
9.75%, 01/15/09
Xerox Corp., Sr. Notes	Ba2	500	536,250
7.625%, 06/15/13

			3,332,702

Telecommunications – 2.8%
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	375	388,125
8.375%, 01/15/14
Citizens Communications Co., Notes.	Baa3	250	280,625
9.25%, 05/15/11
Citizens Communications, Sr. Notes	Ba3	250	244,375
6.25%, 01/15/13
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	250	268,750
8.25%, 08/15/13 (l)
Inmarsat Finance II Plc, Gtd. Notes, Zero Coupon (until 11/15/08)	Caa1	500	402,500
10.38%, 11/15/12
Qwest Capital Funding Co., Gtd. Notes	Caa2	250	252,500
7.90%, 08/15/10
Qwest Corp., Notes	Ba3	750	825,000
9.125%, 03/15/12
Qwest Services Corp., Sec’d Notes	Caa1	1,000	1,155,000
13.50%, 12/15/10

			3,816,875

Telecommunications - Cellular – 3.7%
Alamosa Delaware, Inc., Gtd. Notes, Zero Coupon (until 7/31/05)	Caa1	250	280,313
12.00%, 07/31/09
Alamosa Delaware, Inc., Notes	Caa1	500	543,750
8.50%, 01/31/12
American Cellular Corp., Sr. Notes, Series B	Caa1	250	263,125
10.00%, 08/01/11
Centennial Cellular Operating Co., Gtd.	Caa1	125	141,406
10.125%, 06/15/13
Digicel Ltd., Sr. Notes	B3	125	129,063
9.25%, 09/01/12 144A(cost $125,000; purchased 07/21/05)(g)
Dobson Cellular Systems., Sec’d	B3	250	277,813
9.875%, 11/01/12
Horizon PCS, Inc., Co., Gtd. Notes	B3	125	142,500
11.375%, 07/15/12

Nextel Communications, Inc., Sr. Notes	Ba3	875	947,187
7.375%, 08/01/15
Nextel Communications, Sr. Notes	Ba3	500	519,375
5.95%, 03/15/14
Nextel Partners, Inc., Sr. Notes
12.50%, 11/15/09	Ba3	51	55,463
8.125%, 07/01/11	B3	200	219,250
Rodgers Wireless Inc., Sec’d Notes (Canada)	Ba3	250	274,375
7.50%, 03/15/15 (l)
Rodgers Wireless Inc., Sr. Sub. Notes (Canada)	B2	125	135,313
8.00%, 12/15/12 (l)
Rodgers Wireless, Inc., Sr. Sec’d. Notes (Canada)	Ba3	625	637,499
6.375%, 03/01/14 (l)
US Unwired, Inc., Sec’d. Notes	Caa1	500	579,999
10.00%, 06/15/12

			5,146,431

Textile – 1.1%
Collins & Aikman Corp., Gtd. Notes	Caa1	350	366,625
9.75%, 02/15/10
Propex Fabrics, Inc., Gtd. Notes	Caa1	375	363,750
10.00%, 12/01/12
Russell Corp., Gtd. Notes	B1	275	292,188
9.25%, 05/01/10
Warnaco Group, Inc., Sr. Notes	B1	500	552,500
8.875%, 06/15/13

			1,575,063

Tobacco – 0.2%
Alliance One International, Notes	B2	250	259,375

11.00%, 05/15/12 144A
Transportation – 0.7%
Petroleum Helicopters, Inc., Gtd. Notes, Series B	B1	375	396,094
9.375%, 05/01/09
Stena AB, Sr. Notes (Sweden)	Ba3	500	553,125
9.625%, 12/01/12 (l)

			949,219

TOTAL CORPORATE OBLIGATIONS (Cost $128,046,647)			133,830,121

		Shares
PREFERRED STOCK – 0.1%
Publishing
Ziff Davis Media, Inc., Series E, 10.00%		24	1,662

Retailers – 0.1%
General Nutrition Center, Series A, 12.00%[PIK]		250	166,875

TOTAL PREFERRED STOCK (Cost $251,501)			168,537

COMMON STOCK – 0.1%
Chemicals
General Chemicals Industry Products*(cost $496,882; purchased 08/26/99-11/17/99)(g)		179	49,907

Metals – 0.1%
ACP Holding Co.*		39,024	77,072

Packaging
Russell Stanley Holdings, Inc.*		6,000	0

TOTAL COMMON STOCK (Cost $577,722)			126,979

		Units
WARRANTS* – 0.0%
Chemicals
General Chemical Industry Product, Inc., Series A, expiring 04/30/11(cost $0; purchased 08/26/99)(g)		103	0

General Chemical Industry Product, Inc., Series B, expiring 04/30/11(cost $0; purchased 08/26/99)(g)	77	0

Media - Broadcasting & Radio
XM Satellite Radio, Inc., expiring 03/15/10*144A(cost $79,313; purchased 08/31/00)(g)	450	27,449

Packaging
Pliant Corp., expiring 06/01/10*144A(cost $0; purchases 09/29/00)(g)	475	5

Paper
MDP Acquisitions PLC, expiring 10/01/13 (Ireland)*144A(cost $0; purchased 04/30/03)(g)	275	5,638

Publishing
Advanstar Holdings Corp., expiring 10/15/11*144A(cost $0; purchased 10/09/01)(g)	225	5
Ziff Davis Media, Inc., expiring 08/12/12*(cost $44; purchased 07/18/00)(g)	4,400	440

		445

TOTAL WARRANTS* (Cost $79,357)		33,537

TOTAL LONG-TERM INVESTMENTS (Cost $128,955,227)		134,159,174

	Shares
SHORT-TERM INVESTMENTS – 2.3%
Registered Investment Companies
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,563,601	1,563,601
BlackRock Provident Institutional Funds TempFund Portfolio(j)	1,563,601	1,563,601

TOTAL SHORT-TERM INVESTMENTS (Cost $3,127,202)		3,127,202

Total Investments(o) — 99.0% (Cost $132,082,429(p))		137,286,376
Other Assets in Excess of Liabilities(u) — 1.0%		1,442,887

Net Assets —100.0%		$138,729,263

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

EUR	Euro

GBP	British Pound

NR	Not Rated by Moody’s or Standard & Poor’s.

PIK	Payment-in-kind

*	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $5,050,141. The aggregate value, $3,953,381 represents 2.85% of net assets.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Security available to institutional investors only.

(l)	US$ Denominated Foreign Bonds.

(o)	As of 7/31/05, 6 securities representing $49,912 and 0.04% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(p)	The United States federal income tax basis of the Fund’s investments was $132,094,374; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,192,002 (gross unrealized appreciation - $8,461,791; gross unrealized depreciation - $3,269,789). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Other assets in excess of liabilities includes net unrealized depreciation on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at July 31, 2005:

Purchase Contract

Settlement Month	Type	Contracts to Receive		In Exchange For	Contracts at Value	Unrealized Depreciation
Aug 05	Buy	EUR	1,967,210	$2,446,904	$2,386,154	($60,750)

Sale Contracts
Settlement Month	Type	Contracts to Deliver		In Exchange For	Contracts at Value	Unrealized Appreciation
Aug 05	Sell	EUR	13,296,467	$17,076,733	$16,128,127	$948,606
Aug 05	Sell	GBP	286,438	537,496	503,290	34,206

				$17,614,229	$16,631,417	$982,812

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value
LONG-TERM INVESTMENTS – 79.1%
ASSET-BACKED SECURITIES – 0.9%
Carrington Mortgage Loan Trust Series 2005-Nc3, Class A1A	Aaa	$295	$295,066
3.54%, 06/25/35 (c)
Household Mortgage Loan Trust, Series 2002-HC1, Class A	Aaa	212	212,827
3.73%, 05/20/32 (c)
Brazos Student Loan Finance Corp., Series 1998-A, Class A2	Aaa	1,427	1,439,808
4.11%, 06/01/23 (c)
Conseco Finance Trust, Series 2000-C, Class A	Aaa	377	377,494
3.758%, 12/15/29 (c)

TOTAL ASSET-BACKED SECURITIES (Cost $2,305,141)			2,325,195

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.0%
Aames Mortgage Investment Trust Series 2005-2, Class-1A1	Aaa	93	92,881
3.54%, 09/25/35 (c)
Bank of America Funding Corp. Series 2005-D, Class-A1	AAA(d)	689	674,616
4.118%, 05/25/35 (c)
Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1	Aaa	1,422	1,437,725
5.443%, 05/25/35
Bear Stearns Trust, Series 2002-9, Class 2A	Aaa	80	80,166
5.264%, 10/25/32
Capital Auto Receivable Asset Trust Series 2005-1, Class-A1	Aaa	124	124,080
3.398%, 08/15/05 144A (c)
CS First Boston Mortgage Securities Corp., Series 2002-AR8, Class 2A	Aaa	26	25,831
6.037%, 04/25/32
Fannie Mae Grantors Trust Series 2005, Class 2 A1	Aaa	1,195	1,194,766
3.414%, 11/26/35 144A (c)
Fannie Mae Grantors Trust Series 2005, Class t2 1A1	NR	321	320,639
3.103%, 11/28/35 (c)
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	395	395,891
3.86%, 08/25/05 (c)
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	119	119,407
3.86%, 08/25/05 (c)
Sequoia Mortgage Trust, Series 8, Class 2A	Aaa	1,186	1,186,354
3.73%, 08/20/32 (c)
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1	Aaa	558	558,442
3.747%, 08/19/05 (c)
Structured Asset Securities Corp., Series 2002-13, Class 3A1	Aaa	131	131,526
3.91%, 06/25/17 (c)
Structured Asset Securities Corp., Series 2002-14A, Class 2A1	Aaa	99	99,203
6.15%, 07/25/32

Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	53	53,608
6.103%, 02/25/32 (c)
Washington Mutual, Series 2002-AR11, Class A1	Aaa	427	428,606
5.126%, 10/25/32 (c)
Freddie Mac, Series 1628, Class LZ	NR	318	333,785
6.50%, 12/15/23
Freddie Mac, Series 1935, Class JZ	NR	1,087	1,120,979
7.00%, 02/15/27
Freddie Mac, Series 2241, Class PH	NR	703	725,997
7.50%, 07/15/30
Government National Mortgage Assoc., Series 2001-16, Class Z	NR	6,049	7,036,600
6.75%, 10/16/40
Regal Trust IV, Series 1999-1, Class A	AAA(d)	1,943	1,922,389
3.817%, 09/29/31 144A (cost $1,954,198; purchased 10/26/01)(c)(g)
Torrens Trust, Series 2000-1GA, Class A	Aaa	317	316,893
3.48%, 07/15/31 144A (c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,236,323)			18,380,384

CORPORATE OBLIGATIONS – 6.5%
Automobile Manufacturers – 0.8%
Daimlerchrysler NA Holdings, Gtd. Notes
3.60%, 08/18/05 (c)	A3	2,200	2,201,628

Financial - Bank & Trust – 1.6%
Bank of America Corp., Sr. Notes
3.734%, 08/26/05 (c)	Aa2	4,000	4,000,548

Financial Services – 1.9%
American General Finance, Notes	A1	100	99,970
3.492%, 09/23/05 (c)
Citigroup Global Markets, Notes	Aa1	1,200	1,200,271
2.999%, 03/07/08 (c)
General Motors Acceptance Corp., Notes	Baa2	300	302,058
6.125%, 09/15/06
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	300	332,250
7.375%, 12/15/14
Phoenix Quake Ltd., Notes	Baa3	300	308,796
5.979%, 07/03/08 144A(cost $300,000; purchased 06/18/03)(c)(g)
Phoenix Quake Wind Ltd., Notes	Baa3	400	411,512
5.979%, 07/03/08 144A(cost $400,000; purchased 06/18/03)(c)(g)
Ford Motor Credit Co., Notes
7.60%, 08/01/05	NR	300	300,000
6.875%, 02/01/06	A3	1,100	1,111,048
Qwest Capital Funding Corp., Gtd. Notes	Caa2	717	697,283
7.25%, 02/15/11

			4,763,188

Insurance – 1.1%
Residential Reinsurance Ltd., Sec’d. Notes
8.28%, 09/01/05 144A(cost $3,000,000; purchased 05/22/03)(c)(g)	Ba2	3,000	2,913,663

Oil & Gas – 0.8%
El Paso Corp., Sr. Notes	Caa1	2,000	2,035,000
7.75%, 01/15/32
Petroleum Export-Cayman	Baa1	100	99,879
5.265%, 06/15/11 144A

			2,134,879

Telecommunications – 0.3%
Sprint Capital Corp., Gtd. Notes	Baa2	800	832,984
6.125%, 11/15/08

TOTAL CORPORATE OBLIGATIONS (Cost $16,686,937)			16,846,890

FOREIGN GOVERNMENT BONDS – 5.9%
Canadian Government (Canada)
5.75%, 06/01/33	Aaa		300	303,664
3.00%, 12/01/36	Aaa		102	103,827
Export Import Bank China (China)	A2		100	98,380
4.875%, 07/21/15 144A
French Government (France)
5.75%, 10/25/32	Aaa	EUR	500	811,016
4.00%, 04/25/55	Aaa	EUR	200	253,874
German Government (Germany)
5.625%, 01/04/28	Aaa	EUR	300	468,717
5.50%, 01/04/31	Aaa	EUR	500	782,001
Republic of Brazil (Brazil)
4.25%, 10/17/05, BRB (c)	B1		$176	176,437
4.313%, 04/15/09, BRB (c)	B1		376	374,083
9.23%, 06/29/09 (c)	B1		100	115,775
11.00%, 01/11/12, BRB	B1		300	354,300
8.00%, 04/15/14	B1		317	323,210
8.00%, 04/15/14, BRB	B1		4,855	4,955,879
11.00%, 08/17/40	B1		100	117,725
Republic of Panama (Panama)
9.375%, 07/23/12	Ba1		700	852,250
8.875%, 09/30/27	Ba1		700	843,500
Republic of Peru (Peru)
9.125%, 02/21/12	Ba3		200	236,900
9.125%, 02/21/12	Ba3		600	710,700
Russian Federation (Russia)	Baa3		1,500	1,666,863
5.00%, 03/31/30 (c)
Spanish Government (Spain)
5.75%, 07/30/32	Aaa		300	486,117
4.20%, 01/31/37	Aaa		300	391,595
United Mexican States (Mexico)
9.875%, 02/01/10	Baa1		200	239,500
6.375%, 01/16/13	Baa1		600	635,700
8.125%, 12/30/19	Baa1		100	121,150

TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,636,097)				15,423,163

MUNICIPAL BONDS – 1.3%
New Jersey – 0.7%
Tobacco Settlement Funding Corp. Revenue Bonds
4.375%, 06/01/19	Baa3		700	707,287
6.125%, 06/01/42	Baa3		1,200	1,293,708

				2,000,995

New York – 0.5%
Metropolitan Transportation Authority New York Revenue Bonds	NR		750	837,705
7.43%, 11/15/33 144A
New York City Municipal Water Finance Authority	AA+(d)		300	332,958
7.43%, 06/15/38 144A
New York State General Obligation Bond	NR		100	108,812
6.66%, 03/02/30 144A (c)

				1,279,475

Texas – 0.1%
Texas State Rite PA	NR		200	208,688
4.75%, 10/01/05 144A (c)

TOTAL MUNICIPAL BONDS (Cost $3,059,567)				3,489,158

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 49.0%
Federal National Mortgage Assoc
3.329%, 09/22/06 (c)			1,200	1,199,450
5.50%, 05/01/35			988	994,096
4.50%, 04/01/20			500	492,192

5.00%, 09/01/18 - 09/15/35 (c)	9,964	9,817,087
5.50%, 07/01/33 - 06/01/35	49,977	50,272,070

		62,774,895

Federal Home Loan Mortgage Corp.
5.00%, 11/01/18	1,751	1,758,284
6.00%, 02/01/16 - 01/01/34	3,808	3,895,642
7.201%, 07/01/30 (c)	12	12,566
8.50%, 08/01/24 - 12/01/25	75	81,508

		5,748,000

Federal National Mortgage Assoc.
3.904%, 09/01/40 (c)	828	846,267
4.215%, 05/01/36 (c)	5,054	5,119,388
4.50%, 02/01/20	471	463,622
4.551%, 01/01/28 (c)	72	73,337
5.00%, 09/01/17 - 04/01/20	34,356	34,474,355
5.50%, 03/01/16 - 05/01/34	7,168	7,288,075
5.50%, TBA	3,100	3,116,467
5.937%, 11/01/11 (c)	4,318	4,570,718
6.00%, 11/01/16 - 03/01/33	2,827	2,921,572

		58,873,801

Government National Mortgage Assoc.	446	439,999
3.375%, 05/20/30 (c)

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $126,745,354)		126,637,245

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.9%
Federal Housing Authority	403	388,291
3.00%, 01/01/09
Small Business Administration
7.449%, 08/01/10	193	217,809
6.344%, 08/01/11	2,749	2,999,298
6.29%, 01/01/21	906	961,179
5.13%, 09/01/23	276	281,918

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,529,027)		4,848,495

U.S. TREASURY OBLIGATIONS – 6.5%
U.S. Treasury Notes	1,500	1,560,704
4.875%, 02/15/12
U.S. Treasury Bonds
7.875%, 02/15/21	1,900	2,607,826
8.125%, 05/15/21	700	982,735
8.00%, 11/15/21	2,400	3,352,500
6.625%, 02/15/27	200	256,555
5.50%, 08/15/28	800	909,438
5.25%, 11/15/28	4,100	4,518,011
U.S. Treasury Inflationary Bonds, TIPS
3.375%, 01/15/07(k)	700	882,247
2.375%, 01/15/25	1,400	1,524,771
3.625%, 04/15/28	200	310,446

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,787,193)		16,905,233

	Shares
PREFERRED STOCK – 0.1%
Financial Services
Fannie Mae, 7.00% (Cost $345,000)	6,900	384,244

TOTAL LONG-TERM INVESTMENTS (Cost $202,330,639)		205,240,007

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 29.7%
Commercial Paper – 16.2%
Barclays Capital Funding	$4,200	4,147,124
3.655%, 11/28/05
Carolina Power Co.	100	98,134
3.67%, 10/11/05
Cox Communications, Inc.	450	450,000
3.688%, 01/17/06 144A(cost $450,000; purchased 07/12/05)(h)
Danske Corp	400	396,389
3.25%, 09/20/05
DnB NOR Bank ASA
3.24%, 09/23/05	7,600	7,523,268
3.525%, 11/07/05	500	493,929
GE Capital Corp.	2,200	2,180,310
3.58%, 10/26/05
HBOS Treasury PLC	5,700	5,650,219
3.455%, 10/05/05
Nordea Bank AB	3,900	3,886,690
3.205%, 08/26/05
Royal Bank of Scotland	6,500	6,444,020
3.445%, 10/04/05
Skandinaviska Enskilda Banken AB
3.31%, 09/15/05 144A(cost $298,759; purchased 06/15/05)(h)	300	298,064
3.465%, 10/12/05 144A(cost $2,085,447; purchased 07/11/05)(h)	2,100	2,081,202
Swedbank	600	599,835
3.12%, 08/03/05
UBS Finance (DE) LLC, Inc.
3.18%, 09/06/05	5,100	5,066,483
3.23%, 09/19/05	3,200	3,170,691
3.23%, 09/19/05	100	99,099

		42,585,457

Foreign Treasury Bills – 7.6%
Dutch Government (Netherlands)	5,600	6,767,263
2.005%, 09/30/05(n)
French Government (France)	9,100	11,009,965
2.006%, 09/08/05(n)
German Government (Germany)	1,700	2,052,190
2.013%, 10/19/05(n)

		19,829,418
U.S. Treasury Obligations – 0.5%
U.S. Treasury Bills
2.895%, 09/01/05(n)(k)	10	9,974
2.92%, 09/01/05(n)(k)	140	139,639
2.90%, 09/15/05(n)(k)	380	378,557
2.91%, 09/15/05(n)(k)	10	9,962
2.918%, 09/15/05(n)(k)	10	9,962
2.947%, 09/15/05(n)(k)	15	14,943
2.947%, 09/15/05(n)(k)	360	358,633
2.947%, 09/15/05(n)(k)	233	232,115
2.95%, 09/15/05(n)(k)	10	9,962
3.03%, 09/15/05(n)(k)	40	39,848
3.03%, 09/15/05(n)(k)	15	14,943

		1,218,538

	Shares	Value
Registered Investment Companies – 5.4%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	6,985,403	6,985,403
BlackRock Provident Institutional Funds TempFund Portfolio (j)	6,985,403	6,985,403

		13,970,806

TOTAL SHORT-TERM INVESTMENTS (Cost $78,817,487)		78,803,669

Total Investments, Before Outstanding Written Options — 108.8% (Cost $281,148,126 (p))		284,043,676

	Number of Contracts
OUTSTANDING OPTIONS WRITTEN*
Call Options
U.S. Treasury Note Futures, Strike Price $115, Expire 08/26/05	860	(1,344)
U.S. Treasury Note Futures, Strike Price $116, Expire 08/26/05	900	(1,406)
U.S. Treasury Note Futures, Strike Price $121, Expire 08/26/05	220	(343)

		(3,093)

Put Options
U.S. Treasury Note Futures, Strike Price $108, Expire 11/22/05	110	(5,500)
U.S. Treasury Note Futures, Strike Price $110, Expire 08/26/05	1,110	(31,219)
U.S. Treasury Note Futures, Strike Price $111, Expire 08/26/05	110	(7,219)
U.S. Treasury Note Futures, Strike Price $115, Expire 08/26/05	230	(21,203)

		(65,141)

TOTAL OUTSTANDING OPTIONS WRITTEN
(Premium Received $118,115)		(68,234)

Total Investments, Net of Outstanding Options Written — 108.8% (Cost $281,030,011)		283,975,442
Liabilities in Excess of Other Assets (u) — (8.8%)		(23,009,819)

Net Assets — 100.0%		$260,965,623

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

BRB	Brady Bond

BRC	Brazilian Real

CLP	Chilean Peso

CND	Canadian Dollar

EUR	Euro

IND	Indonesian Rupiah

JPY	Japanese Yen

KOR	Korean Won

MXP	Mexican Peso

NR	Not Rated by Moody’s or Standard & Poor’s.

PEI	Peruvian Sol

PLZ	Polish Zioty

RUB	Russian Rouble

SGD	Singapore Dollar

SKK	Slovak Koruna

TBA	Securities purchased on a forward commitment basis

TIPS	Treasury Inflation Protected Securities

TWD	Taiwan Dollar

*	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $5,788,731. The aggregate value, $6,383,496 represents 2.45% of net assets.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $2,834,206. The aggregate market value of $2,829,266 is approximately 1.08% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.

(j)	Security available to institutional investors only.

(k)	Securities or a portion thereof with an aggregate market value of $1,577,739 have been segregated with the custodian to cover margin requirements for open futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $281,149,837; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,893,839 (gross unrealized appreciation - $4,162,954; gross unrealized depreciation - $1,269,115). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Futures contracts open at July 31, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at July 31, 2005	Unrealized Appreciation (Depreciation)
Long Positions:
11	Euro Bobl	Sep 05	$1,527,837	$1,531,875	$4,038
65	Euro Dollar	Sep 05	15,688,113	15,604,063	(84,050)
191	Euro Dollar	Dec 05	45,998,613	45,713,463	(285,150)
181	Euro Dollar	Mar 06	43,417,409	43,272,575	(144,834)
80	Euro Dollar	Jun 06	19,177,231	19,114,000	(63,231)
3	Euro Dollar	Sep 06	718,525	716,512	(2,013)
5	Japanese Government 10 Year Bond	Sep 05	6,240,516	6,223,260	(17,256)
56	U.S. Treasury 5 Year Note	Sep 05	6,025,250	6,003,375	(21,875)
128	U.S. Treasury 20 Year Note	Sep 05	15,123,281	14,760,000	(363,281)

					$(977,652)

Short Positions:
18	U.S. Treasury 5 Year Note	Sep 05	$2,031,187	$1,997,719	$33,468

Forward foreign currency exchange contracts outstanding at July 31, 2005:

Purchase Contracts

Settlement Month	Type	Contracts to Receive		In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Aug 05	Buy	BRC	260,000	$101,961	$109,038	$7,077
Sep 05	Buy	BRC	1,857,200	666,031	778,863	112,832
Aug 05	Buy	CLP	62,063,000	107,198	110,776	3,578
Sep 05	Buy	CLP	60,602,000	102,558	108,169	5,611
Aug 05	Buy	EUR	540,000	651,942	655,521	3,579
Sep 05	Buy	IND	6,763,000	154,689	155,686	997
Aug 05	Buy	JPY	478,902,000	4,290,483	4,263,377	(27,106)
Aug 05	Buy	KOR	101,700,000	101,113	99,046	(2,067)
Sep 05	Buy	KOR	118,000,000	116,360	114,920	(1,439)
Jan 06	Buy	KOR	182,600,000	178,915	177,834	(1,081)
Aug 05	Buy	MXP	923,000	82,743	86,577	3,834
Sep 05	Buy	MXP	1,123,000	102,599	104,910	2,310
Aug 05	Buy	PEI	297,000	91,174	91,286	112
Sep 05	Buy	PEI	350,000	107,520	107,576	56
Aug 05	Buy	PLZ	272,000	81,230	80,978	(252)
Sep 05	Buy	PLZ	280,000	83,870	83,205	(665)
Aug 05	Buy	RUB	2,489,000	88,829	86,982	(1,847)
Sep 05	Buy	RUB	3,058,000	106,960	106,867	(93)
Jan 06	Buy	RUB	2,404,000	83,414	84,012	598
Aug 05	Buy	SGD	149,000	89,894	89,631	(263)
Sep 05	Buy	SGD	171,000	102,487	103,010	522
Jan 06	Buy	SGD	143,000	87,126	86,764	(362)
Aug 05	Buy	SKK	2,808,000	89,641	87,474	(2,167)
Sep 05	Buy	SKK	3,350,000	106,339	104,427	(1,912)
Aug 05	Buy	TWD	2,900,000	93,392	90,868	(2,524)
Sep 05	Buy	TWD	3,331,000	106,866	104,373	(2,493)

				$7,975,335	$8,072,168	$96,833

Sale Contract
Settlement Month	Type	Contracts to Deliver		In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Aug 05	Sell	BRC	260,000	$102,001	$109,038	($7,037)
Sep 05	Sell	BRC	1,857,200	716,226	778,863	(62,637)
Aug 05	Sell	CND	471,000	390,823	385,093	5,730
Aug 05	Sell	EUR	22,226,000	27,030,883	26,980,766	50,117

				$818,227	$887,901	($69,674)

Interest rate swap agreements outstanding at July 31, 2005:

Description	Expiration Month/Year	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(5)	Dec 10		$1,100	$(6,130)

Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(1)	Dec 10		6,700	(32,065)

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $31,203; purchased on 04/01/05) (g)(1)	Mar 32	EUR	300	10,349

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $39,438; purchased on 07/08/04 - 07/22/04)(g)(3)	Jun 34	EUR	1,000	154,741

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $29,543; purchased on 11/15/04)(g)(4)	Jun 34	EUR	400	47,969

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $6,334; purchased on 03/26/02)(g)(3)	Mar 32	EUR	1,300	173,726

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $12,238; purchased on 05/15/02 - 07/02/02)(g)(6)	Mar 32	EUR	1,300	167,822

Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(cost $15,777; purchased on 02/01/05)(g)(1)	Jun 11	GBP	1,800	52,056

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(3)	Mar 32	GBP	700	(28,658)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(6)	Mar 32	GBP	600	(28,229)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(1)	Mar 32	GBP	300	(8,547)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (2)	Jun 12	JPY	130,000	(85,699)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (2)	Jun 12	JPY	129,100	(85,654)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(6)	Jun 12	JPY	250,000	(164,967)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(5)	Jun 12	JPY	130,000	(85,537)

				$81,177

Broker/Counterparty:

(1)	Barclays Bank PLC

(2)	Goldman Sachs

(3)	JP Morgan Chase & Co.

(4)	Merrill Lynch

(5)	Morgan Stanley

(6)	UBS - Warburg

Credit default swap agreements outstanding at July 31, 2005:

Description	Expiration Month/Year	Notional Amount (000)	Unrealized Appreciation
Receive a fixed rate equal to 0.98% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0% due 03/31/30.(cost $0; purchased on 08/03/04)(g)(1)	Aug 05	$500	$53

Receive a fixed rate equal to 0.48% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0% due 03/31/30.(cost $0; purchased on 05/10/05)(g)(3)	Aug 05	100	14

Receive a fixed rate equal to 0.58% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0% due 03/31/30.(cost $0; purchased on 05/26/05)(g)(4)	Jun 06	200	356

Receive a fixed rate equal to 3.50% and the party will pay to the counterparty at par in the event of default of Ford Motor Co. 7.0% due 10/01/13. (cost $0; purchased on 04/18/05)(g)(1)	Jun 06	1,500	31,810

Receive a fixed rate equal to 3.35% and the party will pay to the counterparty at par in the event of default of Ford Motor Co. 7.0% due 10/01/13. (cost $0; purchased on 04/12/05)(g)(2)	Jun 07	500	13,320

Receive a fixed rate equal to 3.40% and the party will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875% due 08/28/12. (cost $0; purchased on 05/03/05)(g)(3)	Jun 06	2,000	40,387

			$85,940

Broker/Counterparty:

(1)	JP Morgan Chase & Co.

(3)	Lehman Brothers Special Financing, Inc.

(2)	UBS - Warburg

(4)	Morgan Stanley

Strategic Partners Money Market Fund

SCHEDULE OF INVESTMENTS

July 31, 2005

(Unaudited)

	Principal Amount (000)	Value
COMMERCIAL PAPER – 58.7%
Alliance & Leicester PLC	$3,000	$2,977,413
3.52%, 10/17/05 144A (cost $2,977,413; purchased 07/18/05)(h)
Banco Bilbao Vizcayza Argentina PR	3,600	3,598,660
3.35%, 08/05/05 (cost $3,598,660; purchased 07/29/05)(h)
Bank of Ireland	3,000	2,947,371
3.715%, 01/18/06 144A (cost $2,947,371; purchased 07/18/05)(h)
Barclays US Funding LLC	4,400	4,391,960
2.99%, 08/23/05
BMW US Capital LLC	3,500	3,499,684
3.25%, 08/02/05 144A (cost $3,499,684; purchased 07/26/05)(h)
Credit Suisse First Boston USA, Inc.	3,500	3,450,319
3.65%, 12/19/05 144A (cost $3,450,319; purchased 07/19/05)(h)
FCAR Owner Trust I	3,000	2,987,235
3.33%, 09/16/05
Greenwich Capital Holdings	4,500	4,500,001
3.34%, 08/15/05 (c)
Irish Life & Permanent Corp.	4,000	3,987,000
3.25%, 09/06/05 144A (cost $3,987,000; purchased 06/02/05)(h)
KFW International Finance	3,500	3,497,139
3.27%, 08/10/05 144A (cost $3,497,139; purchased 07/27/05)(h)
Merrill Lynch & Co.	3,600	3,598,696
3.26%, 08/05/05
Morgan Stanley	3,600	3,591,912
3.37%, 08/25/05
National Australia Funding (DE)	3,500	3,499,685
3.24%, 08/02/05 144A (cost $3,499,685; purchased 07/26/05)(h)
Network Rail Finance PLC	4,000	3,989,624
3.22%, 08/30/05 144A (cost $3,989,624; purchased 05/27/05)(h)
Nordea North America, Inc.	3,600	3,580,763
3.375%, 09/27/05
Rabobank USA Financial Corp.	3,600	3,600,000
3.29%, 08/01/05
Spintab AB	4,000	3,997,422
2.90%, 08/09/05
Statoil
3.35%, 08/01/05 144A (cost $600,000; purchased 07/29/05)(h)	600	600,000
3.40%, 08/11/05 144A (cost $2,997,167; purchased 07/28/05)(h)	3,000	2,997,167
Total Capital	3,600	3,600,000
3.28%, 08/01/05 144A (cost $3,600,000; purchased 07/29/05)(h)
UBS Finance Delaware LLC	3,000	3,000,000
3.24%, 08/01/05

Total Commercial Paper (Cost $71,892,051)		71,892,051

EURO TIME DEPOSITS – 18.6%
Bank of Nova Scotia	3,600	3,600,000
3.313%, 08/01/05
Branch Banking & Trust	3,600	3,600,000
3.28%, 08/01/05
Chase Bank USA NA	3,600	3,600,000
3.26%, 08/03/05
Dexia Bank Grand Cayman	3,600	3,600,000
3.29%, 08/04/05
Fortis Bank Grand Cayman Bank	3,600	3,600,000
3.27%, 08/03/05
Regions Bank	4,775	4,775,000
3.25%, 08/01/05

Total Euro Time Deposits (Cost $22,775,000)		22,775,000

CORPORATE OBLIGATIONS – 10.8%
3M Co.	1,000	1,010,031
5.674%, 12/12/05 144A
American Honda Finance Corp.	5,500	5,500,000
3.38%, 09/20/05 144A (c)
General Electric Capital Corp.	2,446	2,471,754
6.80%, 11/01/05
Goldman Sachs Group, Inc.	2,250	2,253,303
3.639%, 09/21/05 (c)
HBOS Treasury Services PLC	2,000	2,000,447
3.591%, 10/12/05 144A (c)

Total Corporate Obligations (Cost $13,235,535)		13,235,535

CERTIFICATES OF DEPOSIT – 10.6%
BNP Paribas NY Branch	2,000	1,999,605
3.354%, 08/08/05 (c)
Federal Home Loan Bank	6,000	5,995,215
3.19%, 08/10/05
Lloyds TSB Bank PLC 3.55%, 10/25/05 (c)	5,000	4,999,349

Total Certificates of Deposit (Cost $12,994,169)		12,994,169

SOVEREIGN ISSUE – 1.5%
Canada
Province of Ontario
7.00%, 01/08/06 (Cost $1,800,681)	1,800	1,800,681

ASSET-BACKED SECURITY – 0.2%
Daimler Chrysler Auto Trust, Series 2005-A Cl-A1
2.63%, 01/08/06 144A (Cost $190,081)	190	190,081

	Shares
REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds	3,125	3,125
TempCash Portfolio(j)
BlackRock Provident Institutional Funds TempFund Portfolio(j)	3,125	3,125

Total Registered Investment Companies (Cost $6,250)		6,250

Total Investments - 100.4% (Cost $122,893,767) †		122,893,767
Liabilities in Excess of Other Assets — (0.4%)		(536,445)

Net Assets — 100.0%		$122,357,322

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $38,644,062. The aggregate market value of $38,644,062 is approximately 31.58% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(j)	Security available to institutional investors only.

The following is a breakdown of the money market portfolio by industry classification, as of July 31, 2005. Percentages are based on net assets.

Bank	53.3%
Financial	28.9
Industrial	14.1
Special Purpose	2.4
Foreign Government	1.5
Asset Backed Securities	0.2

100.4
Liabilities in Excess of Other Assets	(0.4)

100.0%

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange. As of July 31, 2005, Strategic Partners Health Sciences, Strategic Partners International Growth and Strategic Partners High Yield Bond, held foreign securities whose value required adjustment in accordance with such procedures.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date	September 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	September 26, 2005

*	Print the name and title of each signing officer under his or her signature.